UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-164118

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-04460

Amendment No. 166	☑

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)
(Formerly Issued by Nationwide Life Insurance Company of America)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Name and Address of Agent for Service:

Robert W. Horner, III Vice President Corporate Governance and Secretary One Nationwide Plaza, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering	May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2012 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Options

INDIVIDUAL MODIFIED PREMIUM VARIABLE LIFE INSURANCE POLICY
ISSUED BY
NATIONWIDE LIFE INSURANCE COMPANY
Service Center: P.O. Box 182928 , Columbus, Ohio 43218-2928
Corporate Headquarters: One Nationwide Plaza, Columbus, Ohio 43215
Telephone: 1-800- 688-5177
Fax: 1-888-677-7393
www.nationwide.com
Prospectus: May 1, 2012

This Prospectus describes an individual modified premium variable life insurance policy (the "Policy") originally offered by Nationwide Life Insurance Company of America ("NLICA").  The Policy has an insurance component and an investment component.  The primary purposes of the Policy are to provide insurance coverage for the lifetime of the Insured and to lessen the economic loss resulting from the Insured's death.  The Policy provides the policyowner (the "Owner") with flexibility as to premium payments subject to certain required premiums and the ability to choose among investment alternatives with different investment objectives.  The Policies were sold on a continuous basis until December 31, 2008, by licensed insurance agents in those states where the Policies could lawfully be sold.  Beginning January 1, 2009, no new Policies will be sold, but agents may continue to accept additional premium on existing Policies.

Effective following the close of business on December 31, 2009, Nationwide Life Insurance Company of America ("NLICA") merged with and into Nationwide Life Insurance Company ("NLIC").  Upon consummation of the merger, NLICA's separate corporate existence ceased by operation of law, and NLIC assumed legal ownership of all of the assets of NLICA, including the separate accounts funding the flexible premium adjustable survivorship variable life insurance policies (each a "Policy") formerly issued by NLICA, and the assets of those separate accounts.  As a result of the merger, NLIC became responsible for all liabilities and obligations of NLICA, including those created under the Policies; and the separate account that funds the benefits for your Policy, became a separate account of NLIC.  The Policies have thereby become variable life insurance policies funded by a separate account of NLIC, and each Policy Owner has become a Policy Owner of NLIC.

Please note:  The merger will not affect your rights under the Policy; there are no income tax consequences for you as a result of the merger; and you will not be charged any additional fees or expenses as a result of the merger.

Before January 1, 2010, the Policies were issued by NLICA, at that time a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company.  NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC").  On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to NLICA , and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization.  Also, as a part of the sponsored demutualization, the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1 (the "Separate Account") .

Nationwide Life Insurance Company ("NLIC") is a stock life insurance company organized under Ohio law in March, 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215.  NLIC provides life insurance, annuities and retirement products.  NLIC is a wholly owned subsidiary of NFS.  NLIC is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of Nationwide Mutual Insurance Company.

The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy MAY decrease in value to the point of being valueless.

After certain deductions are made, Net Premiums are allocated to the Separate Account.   The Separate Account is divided into subaccounts (the "Subaccounts"), which invest in shares of a designated corresponding investment portfolio ("Portfolio") that is part of one of the mutual fund companies (the "Funds") listed below (see "Appendix B: Portfolio Information").  For more information refer to the Fund's prospectus.

•	Alger Portfolios

•	Fidelity Variable Insurance Products Fund

•	MFS® Variable Insurance Trust II

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	PIMCO Variable Insurance Trust

•	Van Eck VIP Trust

The Owner bears the entire investment risk; there is no guaranteed minimum value.

The accompanying prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios.  The Policy Account Value will reflect monthly deductions and certain other fees and charges.  Also, a surrender charge may be imposed if, during the first 9 Policy Years the Policy lapses.  Generally, the Policy will remain in force as long as the scheduled premium payments are made.  If the "Special Premium Payment Provision" is in effect, the Owner will not have to pay the scheduled premiums to keep the Policy in force.

The Owner should consider the Policy in conjunction with other insurance he or she owns.  It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

This prospectus must be accompanied or preceded by current prospectuses for the Funds.  Please read this prospectus carefully and retain it for future reference.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this Policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.  You should read your Policy along with this prospectus.

Table of Contents
Page
Policy Benefits/Risks Summary	1
Policy Benefits	1
The Death Benefit
Transfers
Loan Privilege
Withdrawal of Excess Net Policy Account Value
Surrender of the Policy
Accelerated Death Benefit
Personalized Illustrations
Policy Risks	2
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks	3
Fee Table	4
The Policy	8
The Company, Separate Account and Funds	8
The Company
The Separate Account
The Funds
Additional Information About the Funds and Portfolios
Addition, Deletion, or Substitution of Investments
Detailed Description of Policy Provisions	10
Death Benefit
Policy Account Value
Payment and Allocation of Premiums
Disruptive Trading
Transfers of Policy Account Value
Policy Duration
Options on Lapse
Exchange Privilege
Loan Privilege
Withdrawal of Excess Policy Account Value
Surrender Privilege
Charges and Deductions	20
Premium Expense Charge
Surrender Charges
Monthly Deductions
Mortality and Expense Risk Charge
Transfer Charge
Short-Term Trading Fees
Loan Interest Charge
Charge for Income Taxes
Guarantee of Certain Charges
Other Charges
Ownership and Beneficiary Rights	24
Modifying the Policy	24
Contacting the Service Center	24
Dividends	24
Supplementary Benefits	26

Table of Contents (continued)
Page
Federal Income Tax Considerations	25
Introduction
Tax Status of the Policy
Tax Treatment of Policy Benefits
In General
Modified Endowment Contracts
Distributions from Modified Endowment Contracts
Distributions from Policies that are not Modified Endowment Contracts
Multiple Policies
Policy Loans
Business Uses of the Policy
Tax Shelter Regulations
Withholding
Alternative Minimum Tax
Continuation of Policy Beyond Age 100
Other Policy Owner Tax Matter
Possible Tax Law Changes
Special Rules for Pension and Profit-Sharing Plans
Special Rules for 403(b) Arrangements
Foreign Tax Credits
Accelerated Death Benefit Rider
Other Supplemental Benefits and Riders
Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers
Split Dollar Arrangements
Voting Rights	29
Distribution of Policies	30
Policy Pricing
Information on Portfolio Payments
State Variations	31
Legal Proceedings	31
Financial Statements	34
Definitions	35
Appendix A – Calculation of Net Investment Factor and Policy Account Value of the Policy	37
Appendix B – Portfolio Information	38

POLICY BENEFITS/RISKS SUMMARY

The Policy is an individual modified premium variable life insurance policy.  The Policy is built around its Policy Account   Value.  The Policy Account   Value will increase or decrease depending on the investment performance of the Subaccounts, the premiums the Owner pays, the Policy fees and charges NLIC deducts, and the effect of any Policy transactions (such as transfers, withdrawal of excess Policy Account Value, and loans).  NLIC does not guarantee any minimum Policy Account Value.  The Owner could lose some or all of his or her money.

This summary describes the Policy's benefits and risks.  The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail.  The Definitions at the end of the prospectus defines certain words and phrases used in this prospectus.

POLICY BENEFITS

The Death Benefit

As long as the Policy remains in force, NLIC will pay the Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured.  The Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.  So long as the required scheduled premiums are paid, the Death Benefit will not be less than the applicable Guaranteed Minimum Death Benefit.

The Death Benefit is the greatest of:

(1)	the applicable Guaranteed Minimum Death Benefit for the Policy;

(2)	the Face Amount of the Policy plus the amount by which the Policy Account Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or

(3)	the Policy Account Value on the date of death times the Death Benefit Factor for the Insured's sex (if applicable), Attained Age, and Premium Class.

There are two Death Benefit options under the Policy – the Basic Death Benefit Option and the Increasing Death Benefit Option (the Increasing Death Benefit Option is subject to certain availability restrictions).  The applicable Guaranteed Minimum Death Benefit depends upon which Death Benefit the owner chooses.  Under each of the Death Benefit options, the Guaranteed Minimum Death Benefit is as follows:

Basic Death Benefit Option:	the Face Amount of the Policy;
Increasing Death Benefit Option:	the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death.

The Owner chooses at the time of application one of the two Death Benefit options.  NLIC will not issue the Policy until the Owner has elected a Death Benefit option.  If the Policy is issued with the Basic Death Benefit Option, the Owner may change to the Increasing Death Benefit Option only during the first Policy Year.  If the Increasing Death Benefit Option is chosen, the Owner may not change to the Basic Death Benefit Option.  A change in Death Benefit option may have tax consequences.

Transfers

The Owner may transfer Policy Account   Value between and among the Subaccounts.  We charge $25 for the 5th and each additional transfer during a Policy Year.  Transfers between and among the Subaccounts are made as of the date NLIC receives the request.  NLIC requires a minimum amount of $100 for each such transfer (see "Transfers of Policy Account Value ").  We may restrict the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Loan Privilege

The Owner may obtain Policy loans in a minimum amount of $300 (or such lesser minimum as may be required in a particular state), unless used to pay a scheduled premium.  Total Policy loans may not exceed (1) for Policy Years 1 through 3, 75% of the cash surrender value ( Policy Account Value less any applicable Surrender Charge); and (2) for Policy Years 4 and thereafter, 90% of the cash surrender value.  For Policies issued to Virginia residents, the policy loan available in all years will be 90% of the cash surrender value.

At the time of the application for the Policy, the Owner must elect one of two Policy loan interest rate options – either a fixed 8% rate per year or variable rate which will not exceed the greater of 5½% per year or the Corporate Monthly Bond Yield Average as published by Moody's Investors Service, Inc.

If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary.  NLIC transfers Policy Account   Value in an amount equal to the loan to NLIC's General Account where it becomes collateral for the loan.  The transfer is made pro-rata from each Subaccount.  This collateral earns interest at an effective annual rate of 1.5% less than the annual rate then being charged for loans (see "Loan Privilege").

Depending upon the investment performance of the Subaccounts, and the amounts borrowed, loans may cause a Policy to Lapse.  Lapse of the Policy with outstanding loans may result in adverse tax consequences (see "Tax Treatment of Policy Benefits").

Withdrawal of Excess Net Policy Account Value

If the cash surrender value ( Policy Account Value less any applicable Surrender Charge) of the Policy exceeds an amount called the Withdrawal Single Premium (which is the Attained Age net single premium for the Face Amount of the Policy) the Owner may be able to withdraw such excess Policy Account Value out of the Policy, subject to certain conditions.  A withdrawal will reduce the Death Benefit, but not below the Guaranteed Minimum Death Benefit (see "Withdrawal of Excess Policy Account Value").  A withdrawal may have tax consequences.

Surrender of the Policy

The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value (see "Surrender Privilege").  A surrender may have tax consequences.

Accelerated Death Benefit

Under the Accelerated Death Benefit Rider, an Owner may receive, at his or her request and upon approval by NLIC, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or is permanently confined to a Nursing Care Facility.  NLIC will deduct an administrative charge from the accelerated death benefit at the time it is paid (see "Accelerated Death Benefit").  The Federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Personalized Illustrations

Owners will receive personalized illustrations that reflect their own particular circumstances.  These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy.  They also may help Owners compare the Policy to other life insurance policies.  These illustrations also show the value of premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years.  Therefore, an Owner should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

POLICY RISKS

Investment Risk

Because the Owner invests Policy Account Value in one or more Subaccounts, he or she will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease.  In addition, NLIC deducts policy fees and charges from the Policy Account Value, which can significantly reduce the Policy Account Value.  During times of poor investment performance, this deduction will have an even greater impact on the Policy Account Value.  The Owner could lose everything he or she invests and the Policy could lapse without value, unless the Owner pays the scheduled premiums under the Policy.

Frequent trading in the Subaccounts may dilute the value of your Subaccount units, caus ing the Subaccount to incur higher transaction costs, and interfere with the Subaccount's ability to pursue its stated investment objective.  This disruption to the Subaccount trading may result in lower investment performance and Policy Account Value .  We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels.  NLIC may increase these current charges in the future up to the guaranteed maximum levels.  If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Risk of Lapse

If the Owner does not pay a scheduled premium (after the first scheduled premium) by its due date, the Policy may enter a 61-day Grace Period, beginning from the payment due date.  If the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid scheduled premium was due.  The Policy generally will not lapse if: (1) scheduled premiums are paid on or before their due dates or within the Grace Period (even if the investment experience of the Subaccounts has been so unfavorable that there is no Policy Account Value ); (2) the Special Premium Payment Provision is in effect (e.g., if the Policy Account Value exceeds a particular amount), so that the Owner is not required to pay scheduled premiums to keep the Policy in full force (see "Special Premium Payment Provision"); or (3) the Automatic Premium Loan provision is in effect, so that any scheduled premium that has not been paid by the end of the Grace Period will be paid by a Policy loan (see "Automatic Premium Loan").

Tax Risks

This is a general description of the tax risks associated with the Policy as we understand them.  This is not a guarantee of the Policy’s tax treatment and you should discuss any particular questions or concerns with a tax advisor.

NLIC anticipates that a Policy will be deemed a life insurance contract under federal tax law.  However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy.  An Owner of a Policy issued after October 20, 1988, may adopt certain self-imposed limitations on the amount of premiums paid for such a Policy which should cause the Policy to meet the definition of a life insurance contract.  Any Owner contemplating the adoption of such limitations should consult a tax advisor.  In addition, if the Owner elects the Accelerated Death Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.  The Owner should consult a tax advisor about these consequences.

Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policy Owner should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy.  Moreover, Death Benefits payable under a Policy should be excludable from the gross income of the Beneficiary.  As a result, the Beneficiary should not have to pay U.S. federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply (see "Federal Income Tax Considerations").

Under certain circumstances, a Policy issued or materially changed after June 20, 1988, may be treated as a "Modified Endowment Contract."  If the Policy is a Modified Endowment Contract, then all pre-death distributions, including policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy.  In addition, prior to age 59½ any such distributions generally will be subject to a 10% penalty tax (see "Tax Treatment of Policy Benefits").

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax (see "Distributions from Policies Not Classified as Modified Endowment Contracts").

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies for 9 Policy Years after the Policy Date.  It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years.  A prospective Owner should purchase the Policy only if he or she as the financial ability to keep it in force for a substantial period of time.  A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Policy Account Value in the near future.  NLIC designed the Policy to meet long-term financial goals.  The Policy is not suitable as a short-term investment.  A surrender or withdrawal of excess Policy Account Value may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because NLIC subtracts the amount of the loan from the Subaccounts as collateral and holds it in NLIC's General Account.  This loan collateral does not participate in the investment performance of the Subaccounts.  NLIC reduces the amount it pays on the death of the Insured by the amount of any outstanding Policy loans and accrued interest.  A loan may have tax consequences.  In addition, if a Policy which is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus.  Please refer to the Portfolios' prospectuses for more information.  There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy.  The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers Policy Account Value among the Subaccounts.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge1	Upon receipt of each premium payment	0-4% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge), depending on the Insured's state of residence	2.50% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Sales Charge	Upon receipt of each premium payment	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Premium Processing Charge	Upon receipt of each premium payment	$1.00 from each premium payment	$1.00 from each premium payment
Maximum Deferred Surrender Charge:
Contingent Deferred Sales Charge2	Upon surrender or lapse during the first 9 Policy Years
During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)

During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)

Contingent Deferred Administrative Charge3	Upon surrender or lapse during the first 9 Policy Years	During Policy Years 1-5, $5.00 per $1,000 of Face Amount	During Policy Years 1-5, $5.00 per $1,000 of Face Amount
Short-Term Trading Fee4	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount
Transfer Fees5	Upon Transfer	$25 per transfer	$25 per transfer
Accelerated Death Benefit Rider	Upon invoking this rider	$250	$100

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:6 Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $458.71 per $1,000 of Net Amount at Risk per month	$0.05 - $121.67 per $1,000 of Net amount at Risk per month
Charge for a male Insured, Attained Age 45, in the nonsmoker Premium Class	On Policy Date and monthly on Policy Processing Day	$0.28 per $1,000 of Net Amount at Risk per month	$0.25 per $1,000 of Net Amount at Risk per month
First Year Policy Charge7	On Policy Date and monthly on Policy Processing Day	$5.00	$5.00
Monthly Administration Charge	On Policy Date and monthly on Policy Processing Day	$3.25 plus $0.015 per $1,000 of Face Amount	$3.25 plus $0.015 per $1,000 of Face Amount
Minimum Death Benefit Guarantee Charge8	On Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit
Mortality and Expense Risk Charge	Daily	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested
Loan Interest Charge9	On Policy Anniversary or earlier, as applicable10	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates

Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges11
Accidental Death Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due
Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount

Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount

Charge for an Insured, Issue Age 32, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due
Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount

Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount

Charge for an Insured, Issue Age 34, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	$0.03 per $1,000 of Face Amount added to each scheduled premium payment	$0.03 per $1,000 of Face Amount added to each scheduled premium payment
Guaranteed Purchase Option Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due
Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount

Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount

Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Charge for an Insured, Issue Age 0 assuming monthly scheduled premium payments, the Special Premium Payment Provision is not in effect and the Policy has the Disability Waiver of Premium Rider	Payable with the scheduled premium payment	$0.06 per $1,000 of rider coverage amount per month	$0.06 per $1,000 of rider coverage amount per month

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 201 1 , that an Owner will pay periodically during the time that he or she owns the Policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)
0.28%	1.26%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.

1 NLIC does not deduct a premium tax charge in jurisdictions that impose no premium tax.

2 Beginning in the 6th Policy Year, the Contingent Deferred Sales Charge decreases each Policy Year to 0% after the 9th Policy Year.

3 Beginning in the 6th Policy Year, the Contingent Deferred Administrative Charge decreases each Policy Year to $0 after the 9th Policy Year.

4 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account.  Subaccounts that may assess a Short-Term Trading Fee are identified in the "Appendix B: Portfolio Information" section of this prospectus.

5 We do not assess a transfer charge for the first 4 transfers each Policy Year.

6 Cost of Insurance Charges vary based on the Insured's Attained Age, sex, Premium Class, and Net Amount at Risk.  The Cost of Insurance Charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the guaranteed Cost of Insurance Charge applicable to the Policy, and more detailed information concerning the Owner's Cost of Insurance Charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLIC will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.

7 NLIC only deducts the First Year Policy Charge on the first 12 Policy Processing Days.

8 For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the Minimum Death Benefit Guarantee Charge is $0.50 per month.

9 The maximum guaranteed net cost of loans is 1.50% annually (after offsetting the interest NLIC guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate).

10 While a policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, Policy termination, or the Insured's death.

11 Charges for the Accidental Death Benefit, Disability Waiver of Premium Benefit, and Guaranteed Purchase Option Riders may vary based on the Insured's Issue Age, Premium Class, premium mode, Face Amount, and rider coverage amount.  The rider charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the rider charges applicable to the Owner's Policy, and more detailed information concerning these rider charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLIC will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.

THE POLICY

The Individual Modified Premium Variable Life Insurance Policy offered by this prospectus is issued by NLIC.  The Policy is similar in many ways to a fixed benefit life insurance policy.  This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.  As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured.  Also, like many fixed-benefit life insurance policies, the Policy will not lapse if scheduled premiums are paid and the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime.  As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects.  Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may and the Policy Account Value will increase or decrease to reflect the investment performance of any Subaccounts to which Policy Account Value is allocated.  There is no guaranteed minimum Net Cash Surrender Value.  If scheduled premium payments are not made, then, after a Grace Period, the Policy will lapse without value (see "Policy Duration").  However, if the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force.  Generally, this provision will take effect when the Policy Account Value exceeds a particular amount (see "Special Premium Payment Provision").  If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax (see "Federal Income Tax Considerations").

The Policy is called "modified premium" because while there is a fixed schedule for premium payments, the Owner may, subject to certain restrictions, make additional unscheduled payments.

The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value.  A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential.  It may not be advantageous to replace existing insurance coverage with the Policy.  In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

This Policy is issued for Insureds with Issue Ages of zero through eighty-five .  The benefits described in the Policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We reserve the right to reject any application for any reason permitted by law.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.  The minimum Face Amount is $50,000.  We reserve the right to modify the minimum Face Amount on a prospective basis to newly issued policies at any time. NLIC offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs.  However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value.  To obtain more information about these other policies, contact NLIC's Service Center or the Owner's agent.

To the extent permitted by law, Policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors , except as may be provided by assignment.

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

In order to comply with the USA Patriot Act , and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

THE COMPANY, SEPARATE ACCOUNT AND FUNDS

The Company

Nationwide Life Insurance Company ("NLIC") is a stock life insurance company organized under Ohio law in March 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.

NLIC is a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company.  NLIC is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of Nationwide Mutual Insurance Company.

Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of NFS.  NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC").  On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization.  Effective following the close of business on December 31, 2009, NLICA merged with and into NLIC, and NLIC was the surviving company.

The Separate Account

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLIC may issue.  The Separate Account was originally established under Delaware law.  Upon closure of the merger of NLICA into NLIC on December 31, 2009, the Separate Account became subject to, and will be operated in compliance with, Ohio law.

The assets of the Separate Account are owned by NLIC.  However, these assets are held separate from other assets and are not part of NLIC's General Account.  NLIC is obligated to pay all benefits under the Policies.  The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLIC may conduct.  NLIC may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account Value allocated to the Separate Account under the Policies).  The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLIC.  NLIC may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company.  Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC.  The Separate Account meets the definition of a "Separate Account" under federal securities laws.  The Separate Account has Subaccounts which each invest exclusively in Portfolios of one of the Funds. NLIC reserves the right to make structural and operational changes affecting the Separate Account (see "Addition, Deletion, or Substitution of Investments").

NLIC does not guarantee any money that the Owner places in the Subaccounts.  The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio.  The Owner could lose some or all of his or her money.

The Funds

Each of the Funds offered in this Policy is registered with the SEC under the 1940 Act as an open-end management investment company.  The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios.  The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies.  Some of the Funds may, in the future, create additional Portfolios.  The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio.  For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix B: Portfolio Information."

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager.  Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios.  There can be no assurance, and NLIC makes no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment advisor or manager, the same investment objectives and policies, and a very similar name.

Additional Information About the Funds and Portfolios

No one can assure that any Portfolio will achieve its stated objectives and policies.

More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund and the current Statement of Additional Information for the Funds.  The Funds' prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Policy Account Value among the Subaccounts.

NLIC (or an affiliate) may receive compensation from a Fund or its investment advisor or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies.  The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLIC.  These percentages differ, and some Funds, advisors, or distributors (or affiliates) may pay NLIC or an affiliate more than others.  NLIC also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, NLIC reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

1.	remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at NLIC's discretion;

2.	substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLIC's discretion;

3.
substitute or close Subaccounts to allocations of premiums or Policy Account Value , or both, and to existing investments or the investment of future premiums, or both, at any time in NLIC's discretion;

4.	transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5.	combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Policy Owners will receive notice of any such changes that affect their Policy.  Additionally, not all of the Portfolios are available in every state.

The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.  NLIC will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.  NLIC will notify the Owner of any changes.

Substitution of Securities. NLIC may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)           shares of a current underlying mutual fund are no longer available for investment; or

(2)           further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account. NLIC may deregister Nationwide Provident VLI Separate Account 1 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event NLIC deregisters Nationwide Provident VLI Separate Account 1.

DETAILED DESCRIPTION OF POLICY PROVISIONS

Death Benefit

General.  As long as the Policy remains in force, the Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option.  The Proceeds will be determined as of the date of the Insured's death and will be equal to:

1.	the Death Benefit; plus

2.	any additional benefits due under a supplementary benefit rider attached to the Policy; minus

3.	any loan and accrued loan interest on the Policy; minus

4.	any overdue deductions if the death of the Insured occurs during the Grace Period.

The Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.

Death Benefit Options.  The Policy provides two Death Benefit options.

•
under the Basic Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy; (2) the Face Amount of the Policy plus the amount by which the Policy Account Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Policy Account Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.

•
under the Increasing Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death; (2) the Face Amount of the Policy plus the amount by which the Policy Account Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Policy Account Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.

The Death Benefit is increased by the portion of any scheduled premium payment which applies to a period of time beyond the date of death.  The amount payable is reduced by any policy loans and accrued interest and, if the Insured dies during the Grace Period, by that part of any required but unpaid scheduled premium which applies to a period prior to the date of death.  The amount remaining after these adjustments is the Proceeds at death paid to the Beneficiary at the Insured's death.

Availability of Death Benefit Options.  The Death Benefit option is chosen by the Owner at the time of application for the Policy.  If the Policy is issued with the Basic Death Benefit, the Owner may change to the Increasing Death Benefit only during the first Policy Year.  Once the Increasing Death Benefit has been chosen, the Owner may not subsequently change to the Basic Death Benefit.  Changing the Death Benefit option may result in a change in Face Amount, and may have adverse tax consequences.  A tax advisor should be consulted before changing the Death Benefit option.

The Guaranteed Minimum.  As long as required scheduled premiums are paid, the Death Benefit is guaranteed never to be less than the applicable Guaranteed Minimum Death Benefit for the Policy.  For a Policy with the Basic Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy.  For a Policy with the Increasing Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death.

How the Death Benefit May Vary.  For purposes of determining the Cost of Insurance Charge, the Death Benefit is determined on each Policy Processing Day based on the Policy Account Value of the Policy (see "How the Policy Account Value May Vary").  The Death Benefit will be adjusted to the date of death.  The Death Benefit and the Proceeds payable at the Insured's death, therefore, depend on the Policy Account Value of the Policy when the Insured dies.  Favorable investment experience and premium payments in excess of scheduled premiums may result in an increase in the Death Benefit.  Unfavorable investment experience may result in decreases in the Death Benefit, but never less than the Face Amount of the Policy.  The Death Benefit will also vary depending upon whether the Basic Death Benefit or the Increasing Death Benefit applies.

Accelerated Death Benefit.  Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when:  (1) the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or (2) the Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional periodic charge for this rider.  However an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.  The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Policy Account Value

The Policy Account Value is not guaranteed.  Unless there is an outstanding policy loan, the total Policy Account Value of the Policy at any time is the sum of the Policy Account Value s of the Subaccounts.  If there is an outstanding loan, the total Policy Account Value equals the Policy Account Value in the General Account attributable to the loan plus the Policy Account Value s of the Separate Account.

As described below, the Policy Account Value of each Subaccount may increase or decrease daily depending on the investment experience of the Subaccounts, the deduction of charges from the Policy Account Value , and any other transactions (e.g., transfers, withdrawals, and loans).  Although the Policy offers the possibility of Policy Account Value appreciation, there is no assurance that such will occur.  It is also possible, due to poor investment experience, for the Policy Account Value to decline to 0.  NLIC does not guarantee a minimum Policy Account Value .  Therefore, the Owner bears all the investment risk on the Policy Account Value .

How the Policy Account Value May Vary.  The Policy Account Value of each Subaccount on the Policy Date is the portion of the Net Premium allocated to that Subaccount reduced by the portion of the Monthly Deduction on the first Policy Processing Day allocated to that Subaccount.  Thereafter, the Policy Account Value of each Subaccount changes on each Valuation Day.

The Policy Account Value of each Subaccount reflects a number of factors, including the investment performance of the Portfolio, the receipt of scheduled and unscheduled premium payments, transfers from and to other Subaccounts, transfers to and from the General Account for a policy loan and repayment, any withdrawal of excess Policy Account Value , the Monthly Deductions from Policy Account Value , and the daily charges against the Subaccounts.  For a Policy having the Increasing Death Benefit where unscheduled premiums are paid, the Policy Account Value may be slightly lower than that of the same Policy having the Basic Death Benefit.

Net Investment Factor.  Each Subaccount has its own net investment factor.  The net investment factor measures the investment performance of a Subaccount from one Valuation Day to the next.  The factor increases to reflect investment income and capital gains, realized and unrealized, for the securities of the underlying Portfolio.  The factor decreases to reflect any capital losses, realized and unrealized, for the securities of the underlying Portfolio.

The asset charge for mortality and expense risks is deducted in determining the applicable net investment factor.

A description of how the net investment factor is determined and how it is reflected in the Policy Account Value of the Policy is set forth in Appendix A.

Payment and Allocation of Premiums

Scheduled Premiums.  Scheduled premiums are payable during the Insured's lifetime on an annual basis or, if elected, more frequently.  If the Owner submits a premium payment to his or her agent, NLIC will not begin processing the premium until NLIC receives it from the agent's broker-dealer.  The scheduled premium is a level amount that does not change until the Premium Change Date (see "Premium Change Date").  If all required scheduled premiums are paid when due, the Policy will not lapse, even if adverse investment experience results in no Policy Account Value .  If the Special Premium Payment Provision is in effect, scheduled premiums do not have to be paid for the Policy to stay in full force (see "Special Premium Payment Provision").  If that provision is not in effect, scheduled premiums must be paid to keep the Policy in full force (see "Grace Period for Payment of Scheduled Premiums").

Amount of Scheduled Premiums.  The amount of scheduled premiums depends on the Face Amount of the Policy, the age of the Insured, the Insured's sex and Premium Class and the frequency of premium payments.  The amount of scheduled premiums payable on Policies issued in states which require "unisex" policies , currently Montana , or in conjunction with employee benefit plans depends on all of the preceding factors except for the sex of the Insured.

For purposes of calculating premium rates, there are three groupings or "bands" of Face Amount.  Each band has a different set of premium rates per $1,000 of Face Amount.  The bands are: $50,000 - 99,999; $100,000 - 249,999; $250,000 and over.  Generally, the premium rates per $1,000 of Face Amount will be lower for Policies in a higher Face Amount band.  Premiums generally are higher for Policies issued for older Insureds.  Premiums also are generally higher for male Insureds than comparable female Insureds.  The Premium Classes available are Standard, Non-Smoker, Non-Smoker with Extra-Premium and Extra-Premium.  Lower premiums are charged to non-smokers who are at least 22 years of age (21 years of age for Policies issued to residents of Texas).  Since there is no Non-Smoker class for Insureds under the age of 22, shortly before an Insured attains age 22, NLIC may notify the Insured about possible classification as a Non-Smoker.  If the Insured does not qualify for the Non-Smoker class or does not respond to the notification, the Insured's Premium Class will remain Standard and the monthly deduction for cost of insurance will be based on Smoker mortality tables (see "Cost of Insurance").  If the Insured does respond to the notification and qualifies as a Non-Smoker, the scheduled premium for the Policy will be reduced and the monthly deduction for cost of insurance will be based on Non-Smoker mortality tables.  Additional premiums are charged for a Policy with an extra-premium class and for any supplementary insurance benefits.  In certain situations, such as term conversions, where less than normal underwriting expenses are incurred, NLIC may allow a credit toward the first scheduled premium.

Representative annual Base Premium amounts payable from the Policy Date until the Premium Change Date for Non-Smoker and Standard Premium Classes are shown in the following table:

	$50,000 Face Amount		$100,000 Face Amount
	Non-Smoker	Standard	Non-Smoker	Standard
Male, Issue Age 25	395.50	503.50	765.00	982.00
Female, Issue Age 35	508.50	594.00	991.00	1,163.00
Male, Issue Age 45	905.00	1,216.00	1,783.00	2,405.00
Female, Issue Age 55	1,236.50	1,442.00	2,445.00	2,856.00

Premiums are payable on an annual, semi-annual or quarterly basis.  Premiums are payable monthly under the Automatic Payment Plan where the Owner authorizes NLIC to withdraw premiums from the Owner's checking account each month.  If premiums are payable under the Automatic Payment Plan and such plan is terminated, the premium payment frequency will be changed to quarterly.  The Owner may make deposits into a Premium Deposit Fund Account (PDF Account).  If the Owner has a PDF Account, NLIC will automatically apply the amount in such account toward payment of the scheduled premium due on the premium due date.  Any amounts held in a PDF Account earn interest at a fixed rate which will be declared by NLIC from time to time.

If scheduled premiums are paid more often than annually, the aggregate yearly premium will be higher.  Although it is not guaranteed that Owners who pay premiums annually and those who pay more frequently than annually will achieve the same Policy Account Value s, the higher premium for those who pay premiums more frequently is intended to decrease the likelihood that the Policy Account Value s for such Owners will be significantly different than those of annual payors.

Since NLIC deducts a premium processing charge of $1.00 from each premium payment, Policies for which premiums are paid more frequently than annually will incur higher aggregate premium processing charges than Policies with premiums paid annually (see "Premium Processing Charge").

The following table compares annual and monthly premiums for Insureds who are in the Non-Smoker Premium Class.  Note that in these examples the sum of 12 monthly premiums for a particular Policy is approximately 106% of the annual premium for the Policy.

	$50,000 Face Amount		$100,000 Face Amount
	Monthly	Annual	Monthly	Annual
Male, Issue Age 25	34.80	395.50	67.32	765.00
Female, Issue Age 35	44.75	508.50	87.21	991.00
Male, Issue Age 45	79.64	905.00	156.90	1,783.00
Female, Issue Age 55	108.81	1,236.50	215.16	2,445.00

Unscheduled Premiums.  The Owner may make unscheduled premium payments at any time, subject to certain minimum and maximum limitations.  The minimum unscheduled premium payment is $25.  The maximum unscheduled premium which NLIC will accept in any Policy Year, without prior approval, is a multiple of the scheduled annual Base Premium, based on the Attained Age of the Insured, as shown in the following table.

Attained Age	Multiple of Scheduled Base Premium
0-59	10
60-65	8
66-70	6
71-75	5
76-80	4
81-85	3
86+	2

The Owner may plan to pay on a regular basis a premium amount in excess of the scheduled premium.  NLIC will show this additional amount as payable on the premium notice.  However, only the required scheduled premium shown on such notice must be paid to keep the Policy in full force.

The Policy Account Value of the Policy will immediately increase as of the date an unscheduled premium payment is received.  This will increase the likelihood that the Special Premium Payment Provision will go into effect earlier than it otherwise would.  If unscheduled premium payments are made, the Special Premium Payment Provision may go into effect slightly later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.  Of course, the Policy Account Value may subsequently increase or decrease depending upon the investment experience of the Subaccounts to which the net unscheduled premium is allocated.  Depending upon the circumstances, the Death Benefit may or may not increase when an unscheduled premium payment is received.  If the Special Premium Payment Provision has been in effect and scheduled premiums have been skipped, then payment of unscheduled premiums increases the total premiums paid and therefore can increase the amount of the Surrender Charge.

Premium Change Date.  Each Policy sets forth a scheduled premium amount payable on the Policy Date and on each subsequent premium due date until the Premium Change Date.  Each Policy also sets forth a higher premium amount payable on and after the Premium Change Date.  The Premium Change Date is the Policy Anniversary nearest the Insured's Attained Age 70 or the 15th Policy Year, if later.  Because of the premium change feature, the scheduled premiums payable before the Premium Change Date are lower than would otherwise be available and NLIC is able to provide a Guaranteed Minimum Death Benefit, as long as scheduled premiums are paid when due.

The higher premium amount specified in the Policy which is payable beginning on the Premium Change Date is based on the following assumptions:

1.	no unscheduled premium payments are made;

2.	maximum Cost of Insurance Charges are deducted in all Policy Years; and

3.	the net rate of return for the chosen Subaccount is 4½%.

Two months prior to the Premium Change Date, NLIC will recompute the scheduled premium amount payable on and after such date, assuming all scheduled premiums due before the Premium Change Date are paid.  If the Owner has made unscheduled premium payments, if the Cost of Insurance Charges deducted are less than the maximum charges, if the chosen Subaccount has a net rate of return greater than 4½%, or if any appropriate combination of these factors occurs, the amount of scheduled premiums payable on and after the Premium Change Date will usually be less than the premium amount payable on and after such date as shown in the Policy; in no event will the premium be greater than that shown in the Policy.  If unscheduled premium payments are made, for a Policy with the Increasing Death Benefit, the premium payable on and after the Premium Change Date may be slightly higher than it would be for the same Policy with the Basic Death Benefit.

Special Premium Payment Provision.  If the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force.  Generally, this provision will take effect when the Policy Account Value exceeds a particular amount as described in more detail below.

The Special Premium Payment Provision operates on an annual basis.  NLIC will notify the Owner if this provision goes into effect and each year that it stays in effect.  To determine whether this provision will take effect for a Policy Year, NLIC will calculate whether the Policy Account Value on the Policy Processing Day 2 months before each Policy Anniversary, plus any scheduled but unpaid premiums due before the Policy Anniversary, exceeds an amount called the Special Premium Payment Single Premium.  This is an amount which if paid as one sum, and given certain assumptions, which are described in the following paragraph, would be sufficient to purchase a single premium life insurance policy at the Insured's Attained Age with a face amount equal to the Policy's Face Amount.  If the Policy Account Value exceeds this amount and if the required scheduled premiums due before the Policy Anniversary are paid, then the Special Premium Payment Provision goes into effect on that Policy Anniversary and remains in effect for 1 year.  The Policy will remain in force for that year, regardless of whether the Owner makes premium payments or the Policy Account Value remains greater than the Special Premium Payment Single Premium (the "SPPSP").  If any premium payments are paid while the Special Premium Payment Provision is in effect, they will be considered unscheduled premium payments.  Therefore, any premiums for supplemental benefits and extra-premium class will not be deducted from such premium payments.  Instead, while the Special Premium Payment Provision is in effect, a portion of the premiums for supplemental benefits and extra-premium class will be deducted from the Policy Account Value at the premium frequency in effect (see "Supplementary Benefit Charge").

The assumptions on which the SPPSP is based are:

1.	current cost of insurance rates;

2.	expense charges described herein;

3.	a Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

4.	an amount sufficient to cover the cost of any supplementary benefits and extra-premium class; and

5.	an assumed interest rate.

The assumed interest rate is 7.5% if the Special Premium Payment Provision was not in effect for the prior Policy Year, and is 9% if the provision was in effect for the prior Policy Year.  Since the 7.5% assumed interest rate results in a higher SPPSP than when the 9% assumed interest rate is used, it is possible for the provision to stay in effect when the factors affecting Policy Account Value are less favorable than necessary initially to trigger the provision.

Since the effectiveness of the Special Premium Payment Provision depends on the amount of Policy Account Value , it depends upon all the factors that affect Policy Account Value , such as the investment experience, the amount and frequency of unscheduled premium payments, and the level of actual cost of insurance and other charges.  Greater investment performance, payment of unscheduled premiums, and lower cost of insurance and other charges will each tend to increase the likelihood that the provision will go into effect.  The provision also depends on the relationship between the Policy Account Value and the SPPSP, and the SPPSP increases with the Insured's Attained Age.  Therefore, for older Insureds the Policy Account Value must be correspondingly higher to trigger this provision.

The time that the Special Premium Payment Provision goes into effect may also depend upon whether the Policy has the Basic or Increasing Death Benefit Option.  Assuming that unscheduled premium payments have been made, for a Policy with the Increasing Death Benefit, the Policy Account Value may be slightly lower and the SPPSP higher than for the same Policy with the Basic Death Benefit.  Therefore, where unscheduled premium payments have been made, the Special Premium Payment Provision may go into effect later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.

For Policies issued to residents of New York State, the determination of whether the Special Premium Payment Provision will take effect is based on whether the Policy Account Value exceeds the greater of the SPPSP and the Special Premium Payment Tabular Value (the SPPTV).

For a Policy with the Basic Death Benefit, the SPPTV is calculated like the Policy Account Value of the Policy except that it is based on the following assumptions:

1.	guaranteed (maximum) cost of insurance rates;

2.	expense charges described herein;

3.	a net investment return of 4½%;

4.	payment of all scheduled premiums when due; and

5.	no unscheduled premium payments or policy loans.

Because these assumptions are more conservative than the assumptions used to calculate the SPPSP, for New York Policies it is somewhat less likely, under certain circumstances, that the Special Premium Payment Provision will go into effect as early as it will for other Policies and New York Policies may require a higher net rate of return in order for the Special Premium Payment Provision to remain in effect for a subsequent year.

Automatic Premium Loan.  The Owner may elect the Automatic Premium Loan (APL) provision in the Application for the Policy or by written request after the Policy is issued.  The APL provision will be operative only when premiums are payable other than monthly.  If the APL provision is operative, any scheduled premium which has not been paid by the end of the Grace Period will be paid by a policy loan within 7 days after the end of such Grace Period, provided the Policy has sufficient loan value and the Special Premium Payment Provision is not in effect.  The interest rate charged under the APL provision is the same as that charged for any other Policy loan (see "Loan Privilege").

Premium Limitations.  The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits.  In no event can the total of all premiums paid under a Policy exceed such limits.  NLIC has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits.  If a premium is paid which would result in total premiums exceeding such limits, NLIC will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy.  NLIC will notify the Owner of available options with regard to the excess premium.  If a satisfactory arrangement is not made, NLIC will refund this excess to the Owner.  If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's cash surrender value ( Policy Account Value less any applicable Surrender Charge) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time.  As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations.  To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLIC will not effect such change (see "Federal Income Tax Considerations").  NLIC reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.

Refund of Excess Premium for Modified Endowment Contracts.  At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLIC will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice.  If the Owner requests a refund, NLIC will deduct the Policy Account Value attributable to the excess premium , including any interest or earnings on the excess premium , from the Subaccounts in the same proportion as the premium was initially allocated to the Subaccounts.  The excess premium paid , including any interest or earnings on the excess premium , will be returned to the Owner.  For more information on MECs, see "Federal Income Tax Considerations."

Allocation of Net Premiums.  In the Application for the Policy, the Applicant elects to have net scheduled premiums , scheduled Base Premiums less the Premium Express Charge, 7½% allocated to one or more Subaccounts.  No less than 5% of a Net Premium may be allocated to any chosen Subaccount.  The allocation percentages for the chosen Subaccounts must be in whole numbers.  This initial allocation will remain in effect until changed by written notification to NLIC.

The allocation percentages in effect for net scheduled premiums will also apply to net unscheduled premium payments . unscheduled premium payments less Premium Expense Charges ( see "Premium Expense Charge" ) , unless NLIC is notified that a different allocation is to be used for that particular unscheduled premium.  NLIC must be notified with each unscheduled premium payment whether the allocation percentages for scheduled premiums will be used.  NLIC will allocate the first Net Premium to the Subaccounts on the later of the Issue Date of the Policy or the date NLIC receives the payment at its Service Center.

NLIC will allocate subsequent Net Premiums to the Subaccounts as of the date it receives the payment at its Service Center.  For premiums paid under the Automatic Payment Plan , pre-authorized check or Electronic Funds Transfer, such will be allocated to the Subaccounts on the date NLIC receives credit for the funds.

The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk.  Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

Replacement of Existing Insurance.  It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy.  An Owner should compare his or her existing insurance and the Policy carefully.  An Owner should replace his or her existing insurance only when he or she determines that the Policy is better for him or her.  An Owner may have to pay a surrender charge on his or her existing insurance, and the Policy will impose a new surrender charge period.  An Owner should talk to his or her financial professional or tax advisor to make sure the exchange will be tax-free.  If an Owner surrenders his or her existing policy for cash and then buys the Policy, the Owner may have to pay a tax, including possibly a penalty tax, on the surrender.  Because NLIC will not issue the Policy until NLIC has received an initial premium from the existing insurance company, the issuance of the Policy may be delayed.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among Subaccounts , sometimes referred to as market-timing, short-term trading, or disruptive trading.  We discourage , and will take action to deter , disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners.  Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and restrictions aimed at eliminating the negative impact of disruptive trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of the Subaccounts that are actively traded will be adversely impacted. Policy Owners remaining in the affected Subaccount will bear any resulting increased costs.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount.  The fee is assessed against the amount transferred and is paid to the Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading (see the "Short-Term Trading Fees").

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, email, or written request to be a single transfer, regardless of the number of Subaccounts involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in 1 calendar quarter
We will mail a letter to the Policy Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in 1 calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in 1 calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.

Each January 1st, we will re start the monitoring, so that each Policy starts with 0 transfers at the beginning of each calendar year (see "Other Restrictions").

Managers of Multiple Policies.  Some investment advisors/representatives manage the assets of multiple NLIC policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners.  We will generally require these multi-contract advisors to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners , or 3rd parties acting on their behalf.  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures , and other measures aimed at curbing harmful trading practices , that are determined by us to constitute harmful trading practices, may be restricted. In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.  Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see "Transfers of Policy Account Value ").

Portfolio Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the Portfolios which allow them to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)	instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the Portfolios upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios.  We and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests.  If a Portfolio refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current Portfolio allocation.

Transfers of Policy Account Value

Transfers.  The Owner may transfer the Policy Account Value between and among the Subaccounts by making a transfer request to NLIC.  The amount transferred must be at least $100, unless the total value in an Subaccount is less than $100, in which case the entire amount may be transferred.  The transfer will be effective as of the date of receipt of the transfer request at NLIC's Service Center.  We deduct a $25 charge from the amount transferred for the 5th and each additional transfer in a Policy Year.  We may restrict the quantity and   mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Transfer Right for Change in Investment Policy of a Subaccount.  If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Policy Account Value in such Subaccount to another Subaccount without having such transfer count toward the 4 transfers permitted each Policy Year free of charge.  However, any such transfer will count as a transfer for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing.  Automatic asset rebalancing is a feature which, if elected, authorizes periodic transfers of policy values among Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages.  Election of this feature may occur at the time of application or at any time after the Policy is issued by properly completing the election form and returning it to NLIC.  The election may be revoked at any time.  Rebalancing may be done annually.  Rebalancing will end when the total value in the Subaccounts is less than $1,000, a transfer is made, or there is a change to the current premium allocation instructions.  There is no additional charge for this program.  NLIC reserves the right to suspend automatic asset rebalancing at any time, for any class of Policies, for any reason.  Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee.  However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Policy Duration

Grace Period for Payment of Scheduled Premiums.  If a scheduled premium is not paid and the Special Premium Payment Provision is not in effect, the Policy will enter a Grace Period.  A Grace Period of 61 days from the due date is allowed for payment of scheduled premiums after the first scheduled premium.  If the Policy enters a Grace Period, NLIC will mail a notice to the Owner's last known address.  The 61-day Grace Period begins on the date of the notice.  If scheduled premiums are paid on or before their due dates or within the Grace Period, the Policy will remain in full force even if the investment experience of the Subaccounts designated by the Owner has been so unfavorable that there is no Policy Account Value .  When the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid premium was due.  If the Policy lapses, the Owner can surrender the Policy for its Net Cash Surrender Value as of the date of lapse if this is a Valuation Day (otherwise on the Valuation Day next following the date of lapse), apply for reinstatement or continue the insurance as Extended Term Insurance or Reduced Paid Up Insurance.  If the Insured dies during the Grace Period, NLIC will pay the Proceeds.

Reinstatement.  The Policy may be reinstated within 3 years from the date the unpaid premium was due if it was not surrendered and the Owner provides Evidence of Insurability.  Payment of a premium will be required equal to the greater of:

(a)	all unpaid scheduled premiums with interest at 6% per year compounded annually, plus any policy loan and accrued interest as of the end of the Grace Period; or

(b)
110% of the increase in the cash surrender value ( Policy Account Value less any applicable Surrender Charge) resulting from reinstatement plus all overdue premiums for supplementary insurance benefits with interest at 6% compounded annually.

Upon reinstatement the Policy will have the same Policy Account Value and Death Benefit as if it had not lapsed.  The date of reinstatement will be the date NLIC approves the application for reinstatement.

Options on Lapse

Extended Term Insurance (ETI).  The Net Cash Surrender Value as of the date this Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy fixed-benefit Extended Term Insurance for the Insured.  The amount of insurance will equal the Death Benefit on the date of lapse minus any loan and accrued interest as of that date.  The term period will be that which the single premium will provide for the Insured's Attained Age and sex.  ETI has a Policy Account Value but no loan value.  ETI will not be available if the Premium Class is Non-Smoker with Extra-Premium or Extra-Premium or the amount of paid up insurance would be greater than the amount of the ETI.

Reduced Paid Up Insurance (RPU).  The Net Cash Surrender Value as of the date the Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy that amount of fixed-benefit insurance which will continue for the Insured's lifetime based on the Insured's Attained Age and sex.  Reduced Paid Up Insurance has a loan privilege the same as that available for premium paying policies.

NLIC will apply ETI automatically unless it is not available or the Owner selects another option.  If ETI is not available, RPU will be automatic.  A selected option will be applied on the date NLIC receives written request at its home office; NLIC will apply an automatic option 3 months after the date of lapse.  The option will be effective as of the date of lapse.

Exchange Privilege

Within 6 months after the effective date of a material change in the investment policy of any chosen Subaccount, the Owner may exchange the Policy for a fixed-benefit whole life insurance policy offered by NLIC on the life of the Insured.

No Evidence of Insurability is required to exercise this privilege.  The new policy will have a face amount equal to the Face Amount of the Policy and the same Issue Age, issue date and Premium Class for the Insured as the Policy.  Premiums for the new policy will be based on the rates which were in effect for the new policy on the Policy Date for that Policy.

The exchange will be subject to an equitable adjustment to reflect variances, if any, in the Policy Account Value s and dividends of the Policy and the new policy.  The method of calculating the adjustment is filed by NLIC with the appropriate state insurance regulatory authorities.  Any policy loan and loan interest must be repaid on or before the effective date of the exchange.

Loan Privilege

The Owner may borrow from NLIC using the Policy as sole security for the loan.  The Owner may borrow up to the difference between the Policy's current Loan Value and any outstanding policy loan and accrued interest.  The minimum amount of any policy loan is $300 ($200 for Policies issued to residents of Connecticut), unless used to pay a scheduled premium.  During Policy Years 1 through 3, the loan value of the Policy will be 75% of the cash surrender value ( Policy Account Value less any applicable Surrender Charge); during Policy Year 4 and thereafter it will be 90% of the cash surrender value (90% in all years for Policies issued to residents of Virginia).

If on a Policy Anniversary the outstanding policy loan and accrued interest exceeds the cash surrender value, the Policy will terminate 31 days after NLIC mails notice to the Owner and any assignee of record at their last known addresses, unless a payment of the amount of such excess is made within that period.  In no event will the required payment exceed the amount of the accrued loan interest plus all due and unpaid scheduled premiums.

While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.  The amount of any outstanding policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Proceeds at death.

Interest Rate.  The interest rate charged on policy loans will be either a fixed annual rate of 8% or a variable loan interest rate.  The Owner must select one of these rates in the Application for the Policy.  If the fixed rate is selected, the Owner may later change to the variable rate.  Such change will be effective as of the Policy Anniversary following receipt of written notice by NLIC at its Service Center.  The Owner is not permitted to change from the variable rate to the fixed rate.

Interest is due at the end of each Policy Year on the Policy Anniversary.  If not paid when due, the interest will be added to the loan and bear interest, beginning 23 days after the Policy Anniversary, at the applicable policy loan interest rate.

Variable Loan Interest Rate.  The variable loan interest rate will be determined by NLIC to be effective as of the first day of each January, April, July and October, unless the state in which this Policy is delivered requires the determination to be made less frequently, such as yearly.  The maximum interest rate will be the greater of 5½% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service, Inc. (if this average is no longer published, a maximum rate set by state law or by the insurance supervisory official of the state in which the Policy is delivered will apply), for the calendar month ending two months prior to the date of change.  If the maximum interest rate for the new period is at least ½% lower than the loan interest rate currently being charged, the rate for the new period will be decreased such that it is equal to or less than the maximum interest rate allowed for such period.  If the maximum interest rate for the new period is at least ½% higher than the loan interest rate currently being charged, NLIC may, at its discretion, increase the rate for the new period to a rate that is no higher than the maximum interest rate allowed for such period.  Any decrease in the variable loan rate is required; any increase in the rate is optional.  NLIC will not necessarily charge the maximum variable loan interest rate.

Allocation of Loans and Repayments.  When a loan is made, a portion of the Policy Account Value equal to the amount of the loan is transferred from the Subaccounts to NLIC's General Account.  Repayment of a loan will result in a transfer back to the Subaccounts.  A loan and any repayment will be allocated among the Subaccounts based upon the net Policy Account Value of each Subaccount as of the date the loan or the repayment is made.

Effect of Loan.  A loan taken from, or secured by, a Policy may, in certain circumstances, have adverse federal income tax consequences (see "Federal Income Tax Considerations").  A loan, whether or not repaid, affects the Policy, the Policy Account Value , the Net Cash Surrender Value, and the Death Benefit.  Loan amounts are not affected by the investment performance of the Subaccounts.

Interest Rate Credited.  The amount maintained in the General Account will not reflect the investment experience of the Subaccounts during the period the loan is outstanding.  Instead, interest will be credited on each Policy Processing Day on the loaned amount at an annual rate 1.50% below the 8% or variable interest rate charged on the policy loan.

Lapse with Loans Outstanding.  The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Net Cash Surrender Value.  Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse.  In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse tax consequences (see "Tax Treatment of Policy Benefits").

Withdrawal of Excess Policy Account Value

The Owner may withdraw excess Policy Account Value from the Policy if two conditions are met.  First, a cash withdrawal may be made only to the extent that the cash surrender value (the Policy Account Value minus any applicable surrender charge) is at least $300 more than an amount called the "Withdrawal Single Premium," which depends on the Insured's Attained Age.  Second, a cash withdrawal may be made only if the amount withdrawn does not reduce the Policy's net loan value (Loan Value less existing policy loan and accrued interest) to 0 (see "Loan Privilege").  Upon request, NLIC will tell the Owner how much may be withdrawn.

NLIC will process each withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLIC's receipt of the request.  NLIC generally will pay a withdrawal request within 7 days after the Valuation Day when NLIC receives the request.  NLIC may postpone payment of withdrawals under certain conditions.

No more than 4 withdrawals may be made in a Policy Year.  A withdrawal cannot be made for less than $300.  Withdrawals cannot be repaid except as premium payments, subject to Premium Expense Charges (see "Premium Expense Charge") and any applicable limits on premium payments (see "Payment and Allocation of Premiums").  If the Owner does not specify an allocation for the withdrawal, it will be allocated among the Subaccounts based upon the net Policy Account Value of each Subaccount on the date of the withdrawal.

Calculation of Withdrawal Single Premium.  The Withdrawal Single Premium is based on:

(1)	current cost of insurance rates;

(2)	expense charges described herein;

(3)	a Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

(4)	an interest rate of 7½%; and

(5)	an amount sufficient to cover the cost of additional premiums for supplementary benefits and extra-premium class.

The Withdrawal Single Premium is the same as the Special Premium Payment Single Premium ("SPPSP") using the 7.5% assumed rate (examples of the 7½% SPPSP are listed in Examples A and B), which is used to calculate whether the Special Premium Payment Provision goes into effect.  Generally a withdrawal of excess cash cannot be made unless the Special Premium Payment Provision is in effect.  There may be limited situations, however, where a cash withdrawal can be made although the Special Premium Payment Provision is not in effect, because the cash surrender value ( Policy Account Value less any applicable Surrender Charge) may have increased since the SPPSP was last calculated.  In addition, the Special Premium Payment Provision may be in effect during periods when cash withdrawals may not be made, for several reasons including: (1) the withdrawal provision depends on whether the cash surrender value exceeds the Withdrawal Single Premium, whereas the Special Premium Payment Provision depends on whether a larger amount, the Policy Account Value , exceeds the SPPSP; (2) the withdrawal provision is based on the 7.5% SPPSP, whereas a smaller amount, the 9% SPPSP, is used to determine if the Special Premium Payment Provision will remain in effect for another year once it is in effect; and (3) since the minimum cash withdrawal is $300, cash withdrawals are permitted only if the cash surrender value is at least $300 greater than the Withdrawal Single Premium.

For Policies issued to residents of New York State, the amount that may be withdrawn is based on whether the cash surrender value is at least $300 more than the greater of the Withdrawal Single Premium and the Withdrawal Tabular Value.

For a Policy with the Basic Death Benefit, the Withdrawal Tabular Value is calculated like the Policy Account Value of the Policy except that it is based on the following assumptions:

(1)	guaranteed (maximum) cost of insurance rates;

(2)	expense charges described herein;

(3)	a net investment return of 4½%;

(4)	payment of all scheduled premiums when due; and

(5)	no unscheduled premium payments or policy loans.

Because these assumptions are more conservative than the calculations used to calculate the Withdrawal Single Premium, for New York Policies, it is somewhat less likely under certain circumstances that there can be a withdrawal of excess Policy Account Value .

Effect of Withdrawal.  Whenever a withdrawal is made, the Death Benefit will immediately be recalculated to take into account the reduction in Policy Account Value .  This will not change the Guaranteed Minimum Death Benefit or the amount of scheduled premiums payable before the Premium Change Date.  The amount of scheduled premiums after the Premium Change Date may be affected by withdrawals but in no event will they be greater than the amount set forth in the Policy.  A withdrawal may, under certain circumstances, have adverse federal income tax consequences (see "Tax Treatment of Policy Benefits").

Surrender Privilege

The Policy may be surrendered at any time while the Insured is living for its Net Cash Surrender Value.  The Net Cash Surrender Value is the Policy Account Value minus any policy loan and accrued interest less any Surrender Charge.  NLIC will assess a Surrender Charge if the Policy is surrendered before the 9th Policy Year (see "Surrender Charge").  NLIC will determine the Net Cash

Surrender Value on the date it receives at its Service Center a surrender request signed by the Owner if this is a Valuation Day, otherwise on the Valuation Day next following NLIC's receipt of the surrender request.  All coverage and benefits under the Policy will end on the day the Owner mails or otherwise sends the surrender request to NLIC.  NLIC generally will pay the Net Cash Surrender Value to the Owner in a lump sum within seven days after it receives the Owner's completed, signed surrender request.  NLIC may postpone payment of surrenders under certain conditions.  Surrendering the Policy may have adverse federal income tax consequences (see "Federal Income Tax Considerations").

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate NLIC for (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy.  In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of contracts.

Premium Expense Charge

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:

Premium Tax Charge.  Various states and some of their subdivisions impose a tax on premiums received by insurance companies.  A charge is deducted from each premium payment to compensate NLIC for paying state premium taxes.  This charge is equal to 2.50% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted.  Premium taxes vary from state to state and the 2.50% is the average rate expected to be paid on premiums received in most states.  This charge may be increased in certain localities when substantial additional premium taxes are assessed.

Sales Charge.  A charge of 5% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted.  This charge is deducted from each premium payment to partially compensate NLIC for the cost of selling the Policy (There also is a Contingent Deferred Sales Charge which is deducted only if the Policy is surrendered or lapses in the first 9 Policy Years (see "Contingent Deferred Sales Charge").

Premium Processing Charge.  NLIC will deduct a charge of $1.00 from each premium payment to cover the cost of collecting and processing premium payments.  Policies for which premiums are paid annually will therefore incur lower aggregate premium processing charges than Policies with premiums paid more frequently.

The Premium Tax Charge and Sales Charge are a percentage of each scheduled Base Premium and unscheduled premium.  This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of these charges NLIC will assess.

Surrender Charges

A Surrender Charge, which consists of a Contingent Deferred Administrative Charge and a Contingent Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the 9th Policy Year.  The Surrender Charge is deducted from the Subaccounts based on the proportion that the Owners' value in the Subaccounts bears to the total unloaned Policy Account Value of the Policy.

These Surrender Charges are designed partially to compensate NLIC for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing policy records and Policy issue.  NLIC does not expect the Surrender Charges to cover all of these costs.  To the extent that they do not, NLIC will cover the short-fall from its General Account assets, which may include profits from the Mortality and Expense Risk Charge and Cost of Insurance Charge.

Contingent Deferred Administrative Charge.  The Contingent Deferred Administrative Charge is as follows:

Policy Year	Charge per $1,000 Face Amount
1-5	$5.00
6	4.00
7	3.00
8	2.00
9	1.00
10	0

Contingent Deferred Sales Charge.  The Contingent Deferred Sales Charge is to partially compensate NLIC for the cost of selling the Policy.

If the Special Premium Payment Provision has never been in effect as of the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

(i)	the total premiums paid, less premium processing charges, to the date of surrender or lapse; and

(ii)
the scheduled Base Premiums payable up to such date (scheduled Base Premiums are total scheduled premiums less premium processing charges and premiums for supplementary benefits and for extra-premium class);

If the Special Premium Payment Provision has been in effect prior to the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

(i)	the total premiums paid, less premium processing charges, to the date of surrender or lapse; or

(ii)	the scheduled Base Premium that would have been payable up to such date if the Special Premium Payment Provision had never been in effect.

The maximum Contingent Deferred Sales Charge is an amount equal to 25% of the 1st year's scheduled Base Premium, plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5.  Expressed differently, this equals 9% of the total scheduled Base Premiums for Policy Years 1 through 5.  The maximum Contingent Deferred Sales Charge will be applied to Policies that lapse or are surrendered during Policy Year 5.  Thereafter, the Contingent Deferred Sales Charge will be reduced each year until it becomes 0 in Policy Years 10 and thereafter.

The following table shows the rates that will apply when Policies with premiums payable annually (and for Insureds with an Issue Age of 65 or less) are surrendered or lapse.

For Policies Which Are Surrendered or Lapse During Policy Year	The Contingent Deferred Sales Charge Rates Will Be The Following Percentage of One Scheduled Annual Premium	Which is Equal to the Following Percentage of the Scheduled Premiums Up to the Date of Surrender or Lapse
1	25%	25.00%
2	30%	15.00%
3	35%	11.66%
4	40%	10.00%
5	45%	9.00%
6	40%	6.66%
7	30%	4.28%
8	20%	2.50%
9	10%	1.11%
10 and later	0%	0%

For Insureds whose Issue Age is above 65, the rates that will apply when Policies with premiums payable annually are surrendered or lapse will be less than or equal to those shown in the table above.

For Policies with premiums payable more frequently than annually, the maximum Contingent Deferred Sales Charge is also 25% of the first year's scheduled Base Premiums due on or before the date of surrender or lapse plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5 which are payable on or before the date of surrender or lapse (or the same percentages of total premiums paid, if less).  The charge declines uniformly in Policy Years 6 through 9 until it becomes 0 for Policy Years 10 and thereafter.  Although the rate of the Contingent Deferred Sales Charges is the same for annual premium Policies and Policies with premiums paid more frequently than annually, for Policies surrendered at the end of a Policy Year, the dollar amount of this charge will be higher for Policies with premiums paid more frequently than for annual premium Policies because the total amount of the scheduled premiums is higher.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•      you have not elected the Disability Waiver of Premium Rider.

We may impose a new surrender charge on the policy received in the exchange.

Monthly Deductions

Charges will be deducted from the Policy's Policy Account Value on the Policy Date and on each Policy Processing Day to compensate NLIC for administrative expenses and for the insurance coverage provided by the Policy.  The Monthly Deduction consists of five components – (a) the Cost of Insurance Charge, (b) Administration Charge, (c) Minimum Death Benefit Guarantee Charge, (d) 1st Year Policy Charge, and (e) Supplementary Benefit Charge.  Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from month to month, the Monthly Deduction may vary in amount from month to month.  The Monthly Deduction is deducted from the Subaccounts based on the proportion that the Owner's value in the Subaccounts bears to the total unloaned Policy Account Value of the Policy.

Cost of Insurance.  Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary.  NLIC will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at

Risk for each policy month.  If any unscheduled premium payments are made, this charge may be slightly higher for a Policy with the Increasing Death Benefit than for the same Policy with the Basic Death Benefit.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy's Policy Account Value .  The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, and withdrawal of excess Policy Account Value .  In calculating the Cost of Insurance Charge, the rate for the Premium Class on the Policy Processing Day is applied to the Net Amount at Risk.

Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner.  NLIC expects to profit from Cost of Insurance Charges and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Rate.  The cost of insurance rate is based on the Attained Age, Sex, and Premium Class of the Insured.  The actual monthly cost of insurance rates will be based on NLIC's expectations as to future mortality and expense experience.  They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy.  The guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table.  For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum Cost of Insurance Charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB.  Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class.

Premium Class.  The Premium Class of the Insured will affect the cost of insurance rates.  NLIC uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured.  NLIC currently places Insureds into one of two standard classes – smoker and nonsmoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Administration Charge.  A monthly Administration Charge of $3.25 and $0.015 per $1,000 of Face Amount is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction.  This charge is intended to reimburse NLIC for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Minimum Death Benefit Guarantee Charge.  This charge compensates NLIC for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, as long as required scheduled premiums are paid when due the Death Benefit will never be less than the Face Amount of the Policy if the Basic Death Benefit applies and the Face Amount of the Policy plus the sum of unscheduled premiums received by NLIC as of the date of death if the Increasing Death Benefit applies.  This charge is equal to $0.01 per $1,000 of the applicable Guaranteed Minimum Death Benefit.  For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the deduction will be $0.50 per month or $6.00 per year.

First Year Policy Charge.  A charge of $5.00 will be deducted on each of the first 12 Policy Processing Days.  This charge in conjunction with the Contingent Deferred Administrative Charge compensates NLIC for expenses, other than sales expenses, incurred in conjunction with issuance of the Policy.

Supplementary Benefit Charge.  If the Special Premium Payment Provision is in effect, charges for any supplementary benefits or for extra-premium class will be deducted on each Policy Processing Day a scheduled premium otherwise would be due.  These charges will be 92.5% of the premiums otherwise payable for these benefits.

Mortality and Expense Risk Charge

A daily charge will be deducted from the value of the net assets of the Subaccounts to compensate NLIC for mortality and expense risks assumed in connection with the Policy.  This charge will be deducted at an annual rate of 0.60% (or a daily rate of 0.001644) of the average daily net assets of each Subaccount.  The mortality risk assumed by NLIC is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received.  The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the Mortality and Expense Risk Charge proves insufficient, NLIC will provide for all death benefits and expenses and any loss will be borne by NLIC.  Conversely, NLIC will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.

Transfer Charge

We currently allow you to make 4 transfers among the Subaccounts each Policy Year with no additional charge.

•
we deduct $25 for the 5th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers.  We deduct the transfer charge from the amount being transferred.

•	for purposes of assessing the transfer charge, we consider each telephone, fax, email, or written request to be 1 transfer, regardless of the number of Subaccounts affected by the transfer.

•
transfers due to automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do not count as transfers for the purpose of assessing this charge.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see Portfolio prospectus).  Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio's assets.  Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the list of available Portfolios earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner's Subaccount value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by us or the Variable Account.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; and

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding policy loan.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate.  NLIC charges either an annual fixed interest rate of 8.00% or a variable loan interest rate on policy loans.  The maximum variable interest rate is the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Services, Inc.

After offsetting the interest NLIC guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate, the net cost of loans is 1.50% (annually).

Charge for Income Taxes

NLIC currently does not charge the Separate Account for its corporate federal income taxes.  However, NLIC may make such a charge in the future if there are any taxes that are attributable to that account.  Charges for other applicable taxes attributable to the account also may be made.

Guarantee of Certain Charges

NLIC guarantees that it will not increase the charges deducted from premiums, and the charge to the Separate Account for mortality and expense risks.

Other Charges

The Separate Account purchases shares of the Funds at net asset value.  The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios.  The fees and expenses for the Funds and their Portfolios are described in the prospectuses of the Funds.

OWNERSHIP AND BENEFICIARY RIGHTS

The Owner is the Insured unless a different Owner is named in the Application or thereafter changed.  While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLIC.  If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.  The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.  Changing the Owner or assigning the Policy may result in tax consequences.  Any assignment must be in writing and will become effective on the date we record it at our home office.  All assignments will be subject to our approval, any outstanding policy loans, policy liens, garnishments, court orders, and any previous assignments.

The principal right of the Beneficiary is the right to receive the Proceeds under the Policy.

MODIFYING THE POLICY

Any modification or waiver of NLIC's rights or requirements under the Policy must be in writing and signed by NLIC's president or a vice president.  No agent may bind NLIC by making any promise not contained in the Policy.

Upon notice to the Owner, NLIC may modify the Policy:

•
to conform the Policy, NLIC's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLIC, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If NLIC modifies the Policy, NLIC will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLIC reserves the right to amend the provision to conform with these laws.

CONTACTING THE SERVICE CENTER

Written requests for transactions, information, paperwork or other services are accepted at NLIC’s Service Center at P.O. Box 182928, Columbus, Ohio  43218-2928.

In addition to written requests, transfers, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right, and partial withdrawals (fax and email only) may be made based upon instructions given by telephone, fax, and email, provided the appropriate election has been made at the time of application or proper authorization is provided to NLIC.  NLIC reserves the right to suspend telephone, fax, and email privileges at any time for any class of Policies, for any reason.   Contact the Service Center for telephone requests at 1-800-688-5177 and at 1-888-677-7393 for fax requests.

NLIC will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and email are genuine, and if NLIC follows such procedures, it will not be liable for any losses due to unauthorized or fraudulent instructions.  NLIC, however, may be liable for such losses if it does not follow those reasonable procedures.  The procedures NLIC will follow for telephone, fax, and email transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and email may not always be available.  Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLIC's, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent the processing of a request.  Although NLIC has taken precautions to help its systems handle heavy use, NLIC cannot promise complete reliability under all circumstances.  If problems arise, the request should be made in writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN.  NLIC will not be able to verify that the person providing instructions by telephone, fax, or email is the Owner or authorized by the Owner.

Service and transaction requests will generally be processed on the Valuation Period they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to us.  If a request is not in good order, we will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  We reserve the right to process any transaction request sent to a location other than the Service Center on the Valuation Period it is received at the Service Center.

DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy.  If dividends are ever declared, they will be paid under one of the following options:

(a)	paid in cash; or

(b)	applied as a scheduled or unscheduled Net Premium.

The Owner must choose an option at the time the Application for the Policy is signed.  If no option is chosen, any dividend will be applied as a Net Premium payment.  The Owner may change the option by giving written notice to NLIC.

For Policies sold in New York State, if dividends are ever declared they will be paid under one of the options above, or left to accumulate at interest or used to buy paid-up additions, as chosen by the Owner.

SUPPLEMENTARY BENEFITS

The following riders offer other supplementary benefits.  Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued.  The cost of each rider is included in the Monthly Deduction (see "Fee Table").

An Owner's agent can help determine whether any of the riders are suitable.  For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Guaranteed Purchase Option rider.  Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider.  The most important factors that will affect an Owner's decision are (a) the amount of premiums an Owner pays, (b) the Cost of Insurance Charges under the Policy and under the rider, (c) the investment performance of the Subaccounts in which an Owner allocates premiums, (d) an Owner's level of risk tolerance, and (e) the length of time an Owner plans to hold the Policy.  Owners should carefully evaluate all of these factors and discuss all of these options with their agents.  For more information on electing a rider, contact the Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various riders.  These riders may not be available in all states.  Please contact the Service Center for further details.

NLIC currently offers the following riders under the Policy:

•	Disability Waiver of Premium;

•	Accelerated Death Benefit;

•	Accidental Death Benefit; and

•	Guaranteed Purchase Option.

FEDERAL INCOME TAX CONSIDERATIONS

Introduction

The following summarizes some of the basic federal income tax considerations associated with a policy and does not purport to be complete or to cover all situations.  This discussion is not intended as tax advice.  Please consult counsel or other qualified tax advisors for more complete information.  We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS").  Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy.  A policy must satisfy certain requirements set forth in the Internal Revenue Code ("Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies.  The manner in which these requirements are to be applied to certain features of the policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied.  We anticipate that a policy should satisfy the applicable Code requirements.  Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the policy, particularly if you pay the full amount of Premiums permitted under the policy.  In addition, if you elect the Accelerated Death Benefit Rider, the tax qualification consequences associated with continuing the policy after a distribution is made are unclear.  Please consult a tax advisor on these consequences.  If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with these requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets.  Where this is the case, the policy owners have been currently taxed on gains attributable to the separate account assets.  There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings.  While we believe that the policy does not give you investment control over

Separate Account assets, we reserve the right to modify the policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the policy as a life insurance policy for federal income tax purposes.  We intend that the Separate Account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General.  The death benefit under a policy should be excludible from the beneficiary's gross income.  Federal, state, and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on your circumstances and the Beneficiary's circumstances.  You should consult a tax advisor on these consequences.

Generally, you will not be deemed to be in receipt of the policy account value until there is a distribution.  When distributions from a policy occur, or when loans are taken out from or secured by a policy (e.g., by assignment), the tax consequences depend on whether the policy is classified as a modified endowment contract ("MEC").

Modified Endowment Contracts.  Under the Code, certain life insurance policies are classified as MECs, which have less favorable income tax treatment than other life insurance policies.  Due to the policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the policy is classified as a MEC.  In general, a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test."  A policy will fail the 7-pay test if at any time in the first 7 Policy Years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of 7 level annual payments.

If there is a reduction in the benefits under the policy during the first 7 Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced Face Amount.  If there is a "material change" in the policy's benefits or other terms, the policy may have to be retested as if it were a newly issued policy.  A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first 7 Policy Years.  To prevent your policy from becoming a MEC, it may be necessary to limit premiums or to limit reductions in benefits.  A current or prospective Owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions from Modified Endowment Contracts.  Policies classified as MECs are subject to the following tax rules:

•
All distributions other than death benefits from a MEC, including distributions upon surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned policy account value immediately before the distribution plus prior distributions over the Owner's total investment in the policy at that time.  They will be treated as tax-free recovery of the Owner's investment in the policy only after all such excess has been distributed.  "Total investment in the policy" means the aggregate amount of any premiums or other considerations paid for a policy, plus any previously taxed distributions.

•	Loans taken from such a policy (or secured by such a policy, e.g., by pledge or assignment) are treated as distributions and taxed accordingly.

•
A 10% additional income tax penalty is imposed on the amount includible in income except where the distribution or loan is made after you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC.  In addition, distributions from a policy within 2 years before it becomes a MEC will be taxed in this manner.  This means that a distribution from a policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions from Policies that are not Modified Endowment Contracts.  Distributions other than death benefits from a policy that is not a MEC are generally treated first as a recovery of your investment in the policy, and then as taxable income after the recovery of all investment in the policy.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, distributions from, and loans from (or secured by), a policy that is not a MEC are not subject to the 10% additional tax.

Exchanging the Policy for Another Life Insurance Policy.   Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full.  If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable.  Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Additional Medicare Tax .   The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of (a) the taxpayer’s net investment income and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case). “Net investment income” is equal to the sum of (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply), (ii) other gross income derived from any business to which the tax applies, and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply, less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from a life insurance policy would be included in the computation of net investment income.

Sale of a Life Insurance Policy.  If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income.  In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of, debt) over the owner's basis in the policy.  The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.  The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value).  Consequently, a sale may result in more gain than a surrender for the same amount.

Multiple Policies.  All MECs that we and/or our affiliates issue to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Policy Loans.  In general, interest you pay on a loan from a policy will not be deductible.  If a loan from a policy that is not a MEC is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a policy loan, you should consult a tax advisor as to the tax consequences.

Business Uses of the Policy.  The policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.  In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

Tax Shelter Regulations.  Prospective owners should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to tax shelters.

Withholding.  To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Alternative Minimum Tax.  There may be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Continuation of Policy Beyond Age 100.  The tax consequences of continuing the policy beyond the insured's 100th year are unclear.  You should consult a tax advisor if you intend to keep the policy in force beyond the Insured's 100th year.

Other Policy Owner Tax Matters.  The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law.  The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

Special Rules for Pension and Profit-Sharing Plans.  If a policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ.  A competent tax advisor should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.  The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income.  The amount of this cost should be reported to the participant annually.  If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy account value is not subject to the federal income tax.  However, the policy account value will generally be taxable to the extent it exceeds the participant's cost basis in the policy.  Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA").  You should consult a qualified tax advisor regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA.  Plan loans must also satisfy tax requirements to be treated as nontaxable.  Plan loan requirements and provisions may differ from policy loan provisions.  Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA.  Plan fiduciaries and participants should consult a qualified tax advisor before requesting a loan under a policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements.  If a policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable.  In July, 2007, the IRS and the Treasury Department released final regulations that prohibit the purchase of a life insurance policy in a 403(b) plan after September 23, 2007.  In addition, premiums, distributions and other transactions with respect to the policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code.  A competent tax advisor should be consulted.

Foreign Tax Credits.  To the extent that any underlying eligible portfolio makes the appropriate election, certain foreign taxes paid by the portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to policy owners.

Accelerated Death Benefit Rider.  The federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain.  You should consult a qualified tax advisor about the consequences of requesting payment under this Rider (see "Death Benefit – Accelerated Death Benefit").

Other Supplemental Benefits and Riders.  A further discussion of the tax consequences associated with particular supplemental benefits and riders available under the policy can be found in the SAI.

Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers

Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured.   These provisions are generally effective for life insurance policies issued after August 17, 2006.  However, policies issued after that date pursuant to a Section 1035 exchange are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is the employer’s responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I.  If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received.  If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the policy (i.e., net cash surrender value or insurance proceeds) are split between the parties.  There are different ways of allocating these rights.  For example, an employer and employee might agree that under a policy on the life of the employee, the employer will pay the premiums and will have the right to receive the net cash surrender value.  The employee may designate the beneficiary to receive any insurance proceeds in excess of the net cash surrender value.  If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the policy and the employee's beneficiary would receive the balance of the proceeds.

No transfer of policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

The Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department issued guidance that substantially affects the tax treatment of split dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisors regarding the tax consequences of such an arrangement, and before entering into or paying additional premiums with respect to such arrangements.

Possible Tax Law Changes .  While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise.  It is even possible that any legislative change could be retroactive (effective prior to the date of the change).   You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

VOTING RIGHTS

All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds.  The Funds do not hold routine annual shareholders' meetings.  Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund.  NLIC is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting.  However, in accordance with its view of present applicable law, NLIC will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners.  Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLIC in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions.  Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated.  The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that Subaccount by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting.  Fractional shares will be counted.  For each share of a Portfolio for which Owners have no interest, NLIC will cast votes, for or against any matter, in the same proportion as Owners vote.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

If required by state insurance officials, NLIC may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment advisor of one or more of the Portfolios.  In addition, NLIC may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLIC's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLIC.  If NLIC does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

The voting rights described in this prospectus are created under applicable federal securities laws and regulations.  If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLIC reserves the right to proceed in accordance with any such changed laws or regulations.

DISTRIBUTION OF POLICIES

Policy Pricing

During the Policy's early years, the expenses we incur in distributing and establishing the Policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the Policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the Policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy.  During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount.  During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid.  Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.  Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.  In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two.  Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement.  The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products.  The firms determine how these allowances are spent.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Portfolio Payments

Our Relationship with the Portfolios. The Portfolios incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily.  The separate account (not the Policy Owners) is the Portfolio shareholder.  When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the Policy, which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.

An investment advisor or subadvisor of a Portfolio or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the Policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.

Types of Payments We Receive. In light of the above, the Portfolios or their affiliates make certain payments to us or our affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the Portfolios, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;

•	sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and

•
payments by a Portfolio's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.

We took into consideration the anticipated payments from the Portfolios when we determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios).  Without these payments, we would have imposed higher charges under the Policy.

Amount of Payments We Receive.  For the year ended December 31, 201 1 , the Portfolio payments we and our affiliates received from the Portfolios did not exceed   0.60% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that we and our affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the Portfolios attributable to the Policy, we and our affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).

Identification of Portfolios.  We may consider several criteria when identifying the Portfolios, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the Portfolio's advisor or subadvisor is one of our affiliates or whether the Portfolio, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees.  You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest.  Please note that higher Policy and Portfolio fees and charges have a direct effect on your investment performance.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state.  The prospectus and SAI provide a general description of the Policy.  An Owner's actual Policy and any endorsements or riders are the controlling documents.  To review a copy of his or her Policy and its endorsements and riders, if any, the Owner should contact NLIC's Service Center.

LEGAL PROCEEDINGS

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, 2012 the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudic e. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b)

ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

FINANCIAL STATEMENTS

NLIC's consolidated financial statements and the financial statements of the Separate Account are contained in the SAI.  NLIC's consolidated financial statements should be distinguished from the Separate Account's financial statements and Owners should consider NLIC's consolidated financial statements only as bearing upon its ability to meet its obligations under the Policies.  For a free copy of these consolidated financial statements and/or the SAI, Owners should call or write to NLIC at its Service Center.

DEFINITIONS

Application	The application the Owner must complete to purchase a Policy plus all forms required by NLIC or applicable law.
Attained Age	The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.
Base Premium	Total scheduled premium minus the premium processing charge and any premium for supplementary benefits and extra-premium class.
Beneficiary
The person(s) or entity(ies) designated to receive all or some of the Proceeds when the Insured dies.  The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLIC.  If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

Death Benefit
The greatest of: (1) the applicable Guaranteed Minimum Death Benefit for the Policy; (2) the Face Amount plus the amount by which the Policy Account Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or (3) the Policy Account Value on the date of death times the appropriate Death Benefit Factor.  This amount is adjusted to determine the Proceeds at death which is paid to the Beneficiary.

Evidence of Insurability
The medical records or other documentation that NLIC may require to satisfy the Policy's underwriting standards.  NLIC may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLIC generally requires more documentation for Insureds in classes with extra ratings.  NLIC also may require different and/or additional evidence depending on the transaction requested; for example, NLIC may require more documentation for the issuance of a Policy than to reinstate a Policy.

Face Amount
The Face Amount is specified in the Policy.  If scheduled premiums are paid when due and there are no outstanding policy loans, this will be the minimum Death Benefit.  The Owner may not increase or decrease the Face Amount.

Grace Period	The 61-day period allowed for payment of a premium following the date NLIC mails notice of the amount required to keep the Policy in force.
Insured	The person whose life we insure under the policy and whose death triggers the payment of the Death Benefit.
Issue Age	The age of the Insured at his or her birthday nearest the Policy Date. The Issue Age is stated in the Policy.
Loan Value	The maximum amount that may be borrowed under the Policy.
Minimum Face Amount	The Minimum Face Amount is $50,000.
Monthly Deductions
The amount deducted from the Policy Account Value on each Policy Processing Day.  It includes the Cost of Insurance Charge, Administration Charge, Minimum Death Benefit Guarantee Charge, First Year Policy Charge, and the Supplementary Benefit Charge.

Net Amount at Risk	The amount by which the Death Benefit exceeds the Policy Account Value .
Net Cash Surrender Value	The Policy Account Value minus any applicable Surrender Charge and any outstanding policy loans and accrued interest.
Net Premiums	The remainder of a Base Premium after deduction of the 7½% charge for sales load and state premium tax or the remainder of an unscheduled premium after deduction of the Premium Expense Charge.
Owner, the policy owner, you, or your	The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.
Policy Account Value
The total amount invested under the Policy.  It is the sum of the Policy Account Values in the Subaccounts.  If there is an outstanding policy loan, the Policy Account Value in the General Account will be added to the Policy Account Value of the Subaccounts to determine the Policy Account Value of the Policy.

Policy Date
The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Years and Policy Processing Days.  The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLIC and the proposed Insured.

Policy Issue Date	The date on which the Policy is issued. It is used to measure suicide and contestable periods.
Policy Processing Day	The day in each calendar month which is the same day of the month as the Policy Date. The 1st Policy Processing Day is the Policy Date.
Policy Year	A year that starts on the Policy Date or on a Policy Anniversary.
Premium Class	The classification of the Insured for cost of insurance purposes. The standard classes are non-smoker and smoker. There also are classes with extra ratings.
Premium Expense Charge	The amount deducted from a premium payment which consists of the Premium Processing Charge, the Sales Charge, and the state and local premium tax charge.
Proceeds	The net amount to be paid to the Beneficiary when the Insured dies or when the Policy is surrendered.
SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.  To obtain a copy of the SAI, write or call the Service Center.

Special Premium Payment Single Premium	An amount used to determine whether the Owner is required to pay scheduled premiums to keep the Policy in full force.
Separate Account	The Nationwide Provident VLI Separate Account 1.
Service Center
The department of Nationwide responsible for receiving all service and transaction requests relating to the Policy.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is our mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is our operations processing facility.

Subaccount	A division of the Separate Account. The assets of each Subaccount are invested exclusively in a corresponding Portfolio that is part of one of the Funds.
Surrender Charge	The amount deducted from the Policy Account Value upon lapse or surrender of the Policy during the first 9 Policy Years.
Us, we, our, Nationwide, or the company	Nationwide Life Insurance Company.
Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to the Separate Account's portfolio of securities to materially affect the value of the Separate Account.  As of the date of this prospectus, NLIC is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 pm, EST) and continuing until the close of business on the next Valuation Day.  Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

APPENDIX A
CALCULATION OF NET INVESTMENT FACTOR
AND POLICY ACCOUNT VALUE OF THE POLICY

Following is a description of how the net investment factor is calculated and how the net investment factor is used to determine the Policy Account Value of the Policy.

Net Investment Factor.  Each Separate Account has its own net investment factor.  The net investment factor of the Separate Account for a Valuation Period is a divided by b, minus c, where:

a. is:

1.	the value of the assets in the Separate Account for the preceding Valuation Period; plus

2.	the investment income and capital gains, realized or unrealized, credited to those assets during the Valuation Period for which the net investment factor is being determined; minus

3.	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

4.
any amount charged against the Separate Account for taxes, or any amount NLIC sets aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Separate Account; and

b. is the value of the assets for the preceding Valuation Period; and
c. is a charge no greater than 0.60% per year (.001644% for each day in the Valuation Period) for mortality and expense risks.

The charge in c. is expressed as a percentage of assets in the Subaccount at the beginning of each day during the Valuation Period.

Calculation of Policy Account Value .  When the first net scheduled premium is allocated to the Separate Account, the Policy Account Value of each Subaccount on the Policy Date will equal the Net Premium allocated to that Subaccount minus the first Monthly Deduction allocated to that Subaccount.  Thereafter, on each Valuation Day, the Policy Account Value of each Subaccount will equal:

1.	the Policy Account Value of the Subaccount on the previous Valuation Day times the net investment factor for the current Valuation Period; plus

2.	any Net Premiums received during the current Valuation Period which are allocated to that Separate Account; plus

3.	any Policy Account Value which, during the current Valuation Period:

a. is transferred to the Separate Account from the General Account when any loan amount is repaid, including interest credited to loaned amounts; and/or
b. is transferred to the Subaccount from another Subaccount when requested by the Owner; minus

4.	any Policy Account Value which, during the current Valuation Period:

a. is transferred from the Separate Account to the General Account when the Owner borrows on the Policy or fails to pay interest when due; and/or
b. is transferred from the Subaccount to another Subaccount when requested by the Owner; plus

5.	any dividends credited to the Separate Account during the current Valuation Period; minus

6.	the Monthly Deductions allocated to the Separate Account during the current Valuation Period; minus

7.	any partial withdrawals during the current Valuation Period which are allocated to the Separate Account.

The Policy Account Value of the Policy is equal to: (a) the sum of the Policy Account Value of each Subaccount; plus (b) the Policy Account Value in the General Account attributable to any outstanding policy loans.

APPENDIX B
PORTFOLIO INFORMATION

Below is a list of the available Subaccounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Subaccounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:           The underlying mutual fund corresponding to this Subaccount assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").

FF:           The underlying mutual fund corresponding to this Subaccount primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Subaccount may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

Alger Portfolios - Alger Small Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited Investment Objective: High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International I nvestment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth

. Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Bond Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

To learn more about this Policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Value s, and to request other information about this policy please call our Service Center at 1-800-688-5177 or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about NLIC and the policy.  Information about NLIC and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No.  811-04460.

Securities Act of 1933 Registration File No. 333-164118.

Options

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

Main Administrative Office:
One Nationwide Plaza
Columbus, Ohio 43215
(614) 249-7111

Service Center:
P.O. Box 182928
Columbus, Ohio 43218-2928
Phone: 1-800-688-5177
Fax: 1-888-677-7393

STATEMENT OF ADDITIONAL INFORMATION
Individual Modified Premium Variable Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding the individual modified premium variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company ("NLIC").  This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2012 and the prospectuses for the Funds.  The Owner may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our Service Center .  Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.  No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2012 .

TABLE OF CONTENTS
Additional Policy Information	2	Performance Data	6
The Policy		Rating Agencies
Right to Contest the Policy		Money Market Yields
Misstatement of Age or Sex		Historical Performance of the Subaccounts
Suicide Exclusion		Standard & Poor's	6
Assignment		Additional Information	7
Beneficiary		Potential Conflicts of Interest
Change of Owner or Beneficiary		Policies Issued in Conjunction with Employee Benefit
Premium Classes		Plans
Effect of Policy Loans		Legal Developments Regarding Unisex Actuarial Tables
Delays in Payments of Policy Benefits		Safekeeping of Account Assets
Charge Discounts for Sales to Certain Policies		Policy Reports
Settlement Options		Records
Policy Termination		Independent Registered Public Accounting Firm
Policy Restoration Procedure		Additional Information About the Company Underwriters
Supplemental Benefits and Riders	5	Additional Information About the Separate Account
Accelerated Death Benefit Rider		Other Information
Other Riders		Financial Statements	9
Illustrations	6

1

ADDITIONAL POLICY INFORMATION

The Policy

The Policy and the Application(s) attached thereto are the entire contract.  Only statements made in the Applications can be used to void the Policy or deny a claim.  NLIC assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties.  NLIC relies on those statements when it issues or changes a Policy.  Only the President or a Vice President of NLIC can agree to change or waive any provisions of the Policy and only in writing.  As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

Right to Contest the Policy

In issuing the Policy, NLIC relies on all statements made by or for the Owner and/or the Insured in the Application or in a supplemental Application.  Therefore, NLIC may contest the validity of a Policy based on material misstatements made in the Application (or any supplemental Application).

However, unless prohibited by state law, NLIC will not contest the Policy after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Issue Date, except for nonpayment of premiums.  Likewise, NLIC will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect during the Insured's lifetime for 2 years.

Misstatement of Age or Sex

If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex.  No adjustment will be made to the Policy Account Value .

Suicide Exclusion

In the event of the Insured's suicide within 2 years from the Issue Date of the Policy (except where state law requires a shorter period) NLIC's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any policy loan and accrued interest and any withdrawal of excess Policy Account Value .

Assignment

The Owner may assign any and all rights under the Policy.  No assignment binds NLIC unless in writing and received by NLIC at its Service Center.  NLIC assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest.  All assignments will be subject to any policy loan, outstanding policy liens, garnishments, court orders, or any previous assignments.  The interest of any Beneficiary or other person will be subordinate to any assignment.  A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

Beneficiary

The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to NLIC.  Any Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

Change of Owner or Beneficiary

As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to NLIC.  If two or more persons are named as Beneficiaries, those surviving the Insured will share the Proceeds equally, unless otherwise stated.  Any change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by NLIC.  NLIC will not be responsible for any payment made or action taken before it receives the written request.  A change in the Policy's ownership may have federal income tax consequences.

Premium Classes

NLIC currently places each Insured into one of two standard Premium Classes – nonsmoker and smoker – or into a Premium Class with extra ratings.  In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.  Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.

Since the nonsmoker designation is not available for Insureds under Attained Age 22 (21 in Texas), shortly before an Insured attains age 22, NLIC will notify the Insured about possible classification as a nonsmoker and will send the Insured an Application for Change in Premium Class.  If the Insured does not qualify as a nonsmoker or does not return the Application, cost of insurance rates will be based on the Premium Class shown in the Policy.  However, if the Insured returns the Application and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

2

Effect of Policy Loans

A loan, whether or not repaid, will have a permanent effect on the Policy Account Value of the Policy and any Death Benefit in excess of the guaranteed minimum.  The effect could be favorable or unfavorable.  This is because the investment experience of the Subaccounts will only apply to the amount remaining in the Subaccounts and not to the amount transferred to the General Account.  If the investment experience of the Subaccounts is better than the amount being credited on loaned amounts, the Policy Account Value and hence Death Benefit in excess of the guaranteed minimum, will not increase as rapidly as they would have if no loan had been made.  However, if the investment experience of the Subaccounts is not as good as the rate being credited on loaned amounts, the Policy Account Value and excess Death Benefit will be higher than they would have been if no loan had been made.  The longer a loan is outstanding, the greater the effect is likely to be.

Delays in Payments of Policy Benefits

Proceeds under a Policy will ordinarily be paid to the Beneficiary within 7 days after NLIC receives proof of the Insured's death at its Service Center and all other requirements are satisfied.  Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

If Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by NLIC or required by law is paid on the Proceeds from the date of death until payment is made.

Any amounts payable as a result of surrender, withdrawal of excess Policy Account Value or policy loan will ordinarily be paid within seven days of receipt of written notices, permitted telephone, fax and/or email requests at NLIC's Service Center in a form satisfactory to NLIC.

For Policies sold in New York State, if the amount payable as a result of surrender, withdrawal of excess Policy Account Value or a policy loan is not mailed or delivered to the Owner within 10 working days of receipt by NLIC of the request, interest will be added to such amount at the rate required by New York law.

Generally, the amount of a payment from the Subaccounts will be determined as of the date of receipt by NLIC of all required documents.  However, NLIC may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of NLIC policyholders.  NLIC will allow interest, at a rate of 3% a year, on any payment NLIC defers for 30 days or more as described above.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, NLIC may be required to reject a premium payment.  NLIC also may be required to provide additional information about an Owner's account to government regulators.  In addition, NLIC also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawal of excess Policy Account Value , surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.

The Owner may decide the form in which Proceeds will be paid.  During the Insured's lifetime, the Owner may arrange for the Proceeds to be paid in a lump sum or under a settlement option.  These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Policy Account Value upon maturity of the Policy.  If no election is made, payment will be made in a lump sum.  The Beneficiary may also arrange for payment of the Proceeds in a lump sum or under a settlement option.  If the Beneficiary is changed, any prior arrangements with respect to the payment option will be canceled.

Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups.  NLIC may reduce or waive certain charges (such as the Premium Expense Charge, Surrender Charge, Monthly Administration Charge, Minimum Death Benefit Guarantee Charge, Policy Charge, monthly Cost of Insurance Charge, or other charges) where the size or nature of such sales results in savings to NLIC with respect to sales, underwriting, administrative, or other costs.  NLIC also may reduce or waive charges on Policies sold to officers, directors, and employees of NLIC or its affiliates.  The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, NLIC reduce or waive charges based on a number of factors, including:

•	the number of Insureds;

•	the size of the group of purchasers;

•	the total premium expected to be paid;

•	total assets under management for the Owner;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the Policies are being purchased;

•	the expected persistency of individual Policies; and

3

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Owners.

Settlement Options

Settlement Options.  In lieu of a single sum payment on death or surrender, an election may be made to apply the Proceeds under any one of the fixed-benefit settlement options provided in the Policy.  A guaranteed interest rate of 3% per year applies to the options listed below.  Additional interest may be declared each year by NLIC in its sole discretion.  NLIC may also agree to other arrangements, including those that offer check writing capabilities with non-guaranteed interest rates.  Please refer to the Policy for more details.  As part of NLIC's General Account assets, settlement options Proceeds may be subject to claims of creditors.  Even if the Death Benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full.  This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings.  Owners should consult a tax advisor as to the tax treatment of payments under settlement options.

Proceeds at Interest Option.  Left on deposit to accumulate with NLIC with interest payable at a rate of at least 3% per year.

Installments of a Specified Amount Option.  Payable in equal installments until Proceeds applied under the option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

Installments for a Specified Period Option.  Payable in the number of equal monthly installments set forth in the election.  Payments may be increased by additional interest which would increase the installments certain.  The guaranteed interest rate is 3% per year.

Life Income Option.  Payable in equal monthly installments during the payee's life.  Payments will be made either with or without a guaranteed minimum number.  If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the Proceeds applied under the option are exhausted, as elected.

Joint and Survivor Life Income.  Payable in equal monthly installments, during the joint lives of the payee and one other person and during the life of the survivor.  The minimum number of payments will be for either 120 or 240 months, as elected.

Alternate Life Income Option.  Proceeds may be taken as a life income with the amount of the payments depending on the non-participating single premium immediate annuity rates at the time payments begin.

Policy Termination

The Policy will terminate on the earliest of:  (a) the maturity date; (b) the end of the Grace Period without a sufficient payment; (c) the date the Insured dies; or (d) the date the Policy is surrendered.

Policy Restoration Procedure

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received by us within thirty days of the date the policy was surrendered (periods up to sixty days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);

•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.

4

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

SUPPLEMENTAL BENEFITS AND RIDERS

Accelerated Death Benefit Rider

Applicants residing in states that have approved the Accelerated Death Benefit rider (the "ADBR") may generally elect to add it to their Policy at any time, subject to NLIC receiving satisfactory additional Evidence of Insurability.  The ADBR is not yet available in all states and the terms under which it is available may vary from state to state.  There is no assurance that the ADBR will be approved in all states or that it will be approved under the terms described herein.

The ADBR permits the Owner to receive, at his or her request and upon approval by NLIC, an accelerated payment of part of the Policy's Death Benefit generally when one of the following two events occurs:

1.	Terminal Illness. The Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or

2.
Permanent Confinement to a Nursing Care Facility.  The Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no charge for adding the ADBR to a Policy.  However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

Tax Consequences of the Rider.  The federal income tax consequences associated with adding the ADBR or receiving the accelerated death benefit are uncertain.  Accordingly, Owners should consult a tax adviser before adding the ADBR to the Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit.  The ADBR provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible Death Benefit less 25% of any outstanding policy loans and accrued interest.  The ADBR also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLIC and its subsidiaries to $250,000.  This $250,000 maximum may be increased, as provided in the ADBR, to reflect inflation.  The term eligible Death Benefit under the ADBR means:

The Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLIC, minus:

1.	any dividend accumulations;

2.	any dividends due and not paid;

3.	any dividend payable at death if the Insured died at such time;

4.	any premium refund payable at death if the Insured died at such time; and

5.	any insurance payable under the terms of any other rider attached to a Policy.

An Owner must submit written notice to request the accelerated death benefit.  The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and policy loan interest.  There are no restrictions on the Owner's use of the benefit.  An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments.  If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Proceeds under the Policy will be paid to the Beneficiary in a lump sum.

Conditions for Receipt of the Accelerated Death Benefit.  In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit due proof of eligibility and a completed claim form to NLIC at its Service Center.  Due proof of eligibility means a written certification (described more fully in the ADBR), in a form acceptable to NLIC, from a treating physician stating that the Insured has a terminal illness or is expected to be permanently confined in a nursing care facility.  NLIC may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment the accelerated death benefit.  NLIC will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the terminal illness or permanent confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

Operation of the Rider.  The accelerated death benefit is made in the form of a policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a policy loan being made in the amount of the requested benefit.  This policy loan operates as would any loan under the Policy.  To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "Death Benefit lien") in the amount of this advance.  Interest will accrue daily, at a rate determined as

5

described in the ADBR, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon is subtracted from the amount of Proceeds at death.

Effect on Existing Policy.  The Proceeds at death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any Death Benefit lien and accrued interest thereon.  In addition, if the Owner makes a request for a surrender, a policy loan, or a withdrawal of excess Policy Account Value , the Policy's Net Cash Surrender Value and Loan Value will be reduced by the amount of any outstanding Death Benefit lien plus accrued interest.  Therefore, depending upon the size of the Death Benefit lien, this may result in the Net Cash Surrender Value and the Loan Value being reduced to 0.  Premiums and policy loan interest must be paid when due.  However, if requested with the accelerated death benefit claim, future periodic planned premiums and policy loan interest may be paid automatically through additional accelerated death benefits.  In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the Death Benefit lien exceeds the Proceeds.

Other Riders

In addition to the ADBR rider, the following riders offer other supplementary benefits.  Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued.  The cost of each rider is included in the Monthly Deductions.

Disability Waiver of Premium.  Providing that in the event of the Insured's total disability before the Policy Anniversary nearest the Insured's 60th birthday and continuing for at least 90 days (where permitted), NLIC will waive all scheduled premiums after the commencement and during the continuance of such disability.  NLIC may offer a 180 day extended waiting period for certain Insureds who do not qualify for the normal 90 day period.

Accidental Death Benefit.  Providing for an additional fixed amount of Death Benefit in the event the Insured dies from accidental bodily injury before the Policy Anniversary nearest the Insured's 70th birthday.

Guaranteed Purchase Option.  Providing that the Owner may purchase additional insurance on the Insured's life at specified times without Evidence of Insurability and under certain other circumstances.

ILLUSTRATIONS

Before you purchase the Policy and after the first Policy Anniversary, upon your request, you may ask for an illustration of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.  Illustrations are provided free of charge.

PERFORMANCE DATA

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect our financial strength or claims-paying ability.  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend us or the Policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount.  Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield due to the compounding.

Historical Performance of the Subaccounts

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

STANDARD & POOR'S

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.  and have been licensed for use by NLIC and the Nationwide Variable Insurance Trust.  Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

6

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to NLIC and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to NLIC, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund.  S&P has no obligation to take the needs of NLIC, Nationwide Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein.  S&P makes no warranty, express or implied, as to results to be obtained by NLIC, Nationwide Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.  S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.  Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION

Potential Conflicts of Interest

Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with NLIC or each other, a practice known as "shared funding."  They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding."  As a result, there is a possibility that a material conflict may arise between the interest of Owners, whose Policy Account Value s are allocated to the Subaccounts, and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios.  Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986, as amended.  As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of any such material conflicts, NLIC will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.  There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Policies Issued in Conjunction with Employee Benefit Plans

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Internal Revenue Code of 1986, as amended.  For EBS Policies, the maximum mortality rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB.  Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class.  Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies.  There is no provision for misstatement of sex in the EBS Policies.  Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.

Legal Developments Regarding Unisex Actuarial Tables

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex.  In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983.  Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date.  In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances.  The Policies, other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

7

Safekeeping of Account Assets

NLIC holds the Separate Account's assets physically segregated and apart from the General Account.  NLIC maintains records of all purchases and sales of Portfolio shares by each of the Subaccounts.  A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering NLIC's officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Policy Reports

At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any policy loans and accrued interest, the current Policy Account Value , the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any withdrawal of excess Policy Account Value since the last report, and the current Net Cash Surrender Value.  In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Policy Account Value ), the taking of a loan, a repayment of a loan, a withdrawal of excess Policy Account Value , and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).  An Owner may request that a similar report be prepared at other times.  NLIC may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.  An Owner will be sent a semi-annual report containing the financial statements of each Portfolio in which he or she is invested.

Records

NLIC will maintain all records relating to the Separate Account at NLIC's Service Center.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Provident VLI Separate Account-1 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Additional Information About the Company

Nationwide Life Insurance Company ("NLIC") is a stock life insurance company organized under Ohio law in March 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215.  NLIC provides life insurance, annuities and retirement products.  NLIC is admitted to do business in all states, the District of Columbia and Puerto Rico.  NLIC is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company ("NMIC") and all of its subsidiaries and affiliates.  NLIC is a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company.  NLIC is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of NMIC.

On January 1, 2009, NFS became a private wholly owned subsidiary of NMIC.  NFS is the holding company of NLIC and other companies that comprise the retirement savings operations of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154 .7 billion as of December 31, 2011 .

Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of NFS.  NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC").  On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to NLICA , and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization.  Effective following the close of business on December 31, 2009, NLICA merged with and into NLIC, and NLIC was the surviving company.

NLIC submits annual statements on our operations and finances to insurance officials in all states and jurisdictions in which it does business.  NLIC has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

NLIC intends to reinsure a portion of the risks assumed under the Policies.

Underwriters

The current distributor of the Policies is Nationwide Investment Services Corporation ("NISC") located at One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of NLIC.  Until May 1, 2009, the Policies were distributed by Nationwide Securities, LLC ("NSLLC") (formerly, 1717 Capital Management Company), located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned indirect subsidiary of NLIC.

The Policies were sold on a continuous basis until December 31, 2008, by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009, no new policies will be sold, but agents may continue to accept additional premium on existing Policies.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

8

Gross first year commissions paid by NLIC on the sale of these Policies provided by NISC are approximately 91% of the target premium plus 2% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the Policies provided by NISC that will not exceed 2% of actual premium payment, and will be 0% in policy years 11 and thereafter.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.

NISC received no compensation as principal underwriter of variable life insurance policies and variable annuity contracts offered by insurance company subsidiaries of Nationwide Financial Services, Inc. during 2011, 2010, or 2009.  NSLLC received $0, $0, and $6,996,236 during 2011, 2010, and 2009, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLIC and its affiliates.  However, NSLLC did not retain any of the compensation it received as principal underwriter during the past 3 fiscal years.

Additional Information About the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby NLICA converted from a mutual insurance company to a stock life insurance company, became a wholly-owned subsidiary of NFS, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies.  Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI.  Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street NE, Washington, DC 20549.

Financial Statements

All financial statements included in the SAI should be considered only as bearing on our ability to meet our obligations under the Policies.  They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

9

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Provident VLI Separate Account 1:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
725,107 shares (cost $14,557,514)	$22,500,064
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
56,693 shares (cost $891,269)	841,894
Stock Index Fund, Inc. - Initial Shares (DSIF)
242,010 shares (cost $7,035,570)	7,134,443
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
83,247 shares (cost $2,325,385)	2,309,274
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
107,735 shares (cost $3,403,264)	3,524,011
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
126,597 shares (cost $628,262)	668,432
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
40,265 shares (cost $206,643)	208,171
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
145,204 shares (cost $6,734,177)	5,465,493
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
39,039 shares (cost $1,722,944)	1,460,833
Investors Growth Stock Series - Initial Class (MIGIC)
69,032 shares (cost $683,182)	760,048
Value Series - Initial Class (MVFIC)
203,740 shares (cost $2,360,529)	2,583,420
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
36,100 shares (cost $569,738)	541,140
Core Plus Fixed Income Portfolio - Class I (MSVFI)
71,501 shares (cost $713,393)	728,594
Emerging Markets Debt Portfolio - Class I (MSEM)
58,766 shares (cost $475,821)	488,349
U.S. Real Estate Portfolio - Class I (MSVRE)
45,903 shares (cost $478,697)	622,910
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
423,750 shares (cost $5,924,902)	5,932,505
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
24,835 shares (cost $411,295)	428,159
American Funds NVIT Bond Fund - Class II (GVABD2)
35,358 shares (cost $371,543)	404,143
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
56,307 shares (cost $1,059,678)	1,104,735
American Funds NVIT Growth Fund - Class II (GVAGR2)
20,349 shares (cost $957,948)	1,050,232
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
5,340 shares (cost $177,670)	190,652
Federated NVIT High Income Bond Fund - Class I (HIBF)
63,094 shares (cost $429,099)	412,636
Federated NVIT High Income Bond Fund - Class III (HIBF3)
243,454 shares (cost $1,607,836)	1,589,757
NVIT Emerging Markets Fund - Class I (GEM)
117,658 shares (cost $1,239,855)	1,195,402
NVIT Emerging Markets Fund - Class III (GEM3)
298,040 shares (cost $3,083,098)	3,022,124
NVIT International Equity Fund - Class III (GIG3)
10,304 shares (cost $86,472)	82,532
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
39,589 shares (cost $313,993)	315,920
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,474,048 shares (cost $11,436,604)	11,482,834
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
16,736 shares (cost $174,420)	166,356
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
23,854 shares (cost $207,414)	192,979
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
1,468 shares (cost $15,482)	14,654

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
5,184 shares (cost $54,236)	49,297
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
61,204 shares (cost $568,460)	597,350
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
100,553 shares (cost $900,212)	923,074
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
3,024 shares (cost $29,909)	30,690
NVIT Core Bond Fund - Class I (NVCBD1)
27,636 shares (cost $296,236)	300,960
NVIT Core Plus Bond Fund - Class I (NVLCP1)
3,327 shares (cost $37,862)	38,227
NVIT Fund - Class IV (TRF4)
9,406,874 shares (cost $100,112,490)	85,132,208
NVIT Government Bond Fund - Class I (GBF)
43,878 shares (cost $519,861)	523,461
NVIT Government Bond Fund - Class IV (GBF4)
1,610,584 shares (cost $18,891,954)	19,214,267
American Century NVIT Growth Fund - Class IV (CAF4)
1,226,306 shares (cost $13,451,110)	16,873,973
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
506,109 shares (cost $4,746,226)	4,428,453
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,465 shares (cost $19,388)	18,786
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
397 shares (cost $5,825)	5,481
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
287,698 shares (cost $2,898,012)	2,934,521
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,139,097 shares (cost $36,251,504)	42,756,870
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,211,129 shares (cost $23,588,036)	22,044,956
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
210,331 shares (cost $2,154,282)	2,185,343
NVIT Mid Cap Index Fund - Class I (MCIF)
196,867 shares (cost $3,214,331)	3,455,014
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
175,507 shares (cost $1,430,520)	1,533,927
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,637,180 shares (cost $20,200,957)	13,654,084
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
1,496,558 shares (cost $20,453,875)	12,526,190
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
385,081 shares (cost $3,513,168)	3,592,808
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
309,025 shares (cost $2,778,857)	2,490,744
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,320,861 shares (cost $30,708,097)	44,029,569
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
477,727 shares (cost $4,066,285)	4,743,828
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
126,858 shares (cost $1,668,077)	1,944,728
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
1,649,985 shares (cost $17,662,552)	16,285,353
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
916,374 shares (cost $16,938,288)	15,541,703
NVIT Multi-Sector Bond Fund - Class I (MSBF)
200,049 shares (cost $1,658,732)	1,734,425
NVIT S&P 500 Index Fund - Class IV (GVEX4)
13,274,645 shares (cost $104,788,756)	116,020,397
NVIT Short Term Bond Fund - Class II (NVSTB2)
200,630 shares (cost $2,079,846)	2,068,492
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,675,920 shares (cost $85,917,708)	83,379,269

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Templeton NVIT International Value Fund - Class III (NVTIV3)
14,453 shares (cost $182,906)	153,635
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
1,491,477 shares (cost $16,263,454)	14,556,813
NVIT Real Estate Fund - Class I (NVRE1)
368,656 shares (cost $2,672,938)	3,340,024
NVIT Money Market Fund - Class IV (SAM4)
42,281,193 shares (cost $42,281,193)	42,281,193
VPS Growth and Income Portfolio - Class A (ALVGIA)
83,335 shares (cost $1,373,286)	1,504,191
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
168,092 shares (cost $2,316,789)	2,598,700
VP Income & Growth Fund - Class I (ACVIG)
211,679 shares (cost $1,336,578)	1,299,706
VP Inflation Protection Fund - Class II (ACVIP2)
292,276 shares (cost $3,129,755)	3,434,246
VP International Fund - Class I (ACVI)
44,037 shares (cost $315,360)	327,192
VP Mid Cap Value Fund - Class I (ACVMV1)
59,205 shares (cost $761,403)	799,272
VP Ultra(R) Fund - Class I (ACVU1)
4,236 shares (cost $35,602)	40,154
VP Vista(SM) Fund - Class I (ACVVS1)
12 shares (cost $153)	177
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
504,215 shares (cost $4,909,589)	6,136,294
Appreciation Portfolio - Initial Shares (DCAP)
65,282 shares (cost $2,181,238)	2,480,700
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
9,310 shares (cost $264,614)	244,469
Capital Appreciation Fund II - Primary Shares (FVCA2P)
16,167 shares (cost $92,570)	97,325
Quality Bond Fund II - Primary Shares (FQB)
246,168 shares (cost $2,756,839)	2,759,543
Equity-Income Portfolio - Initial Class (FEIP)
4,224,713 shares (cost $93,471,066)	78,959,884
High Income Portfolio - Initial Class (FHIP)
1,630,530 shares (cost $8,750,611)	8,788,556
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2,191,944 shares (cost $30,869,065)	30,248,832
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
93,043 shares (cost $1,601,324)	1,741,758
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
201,942 shares (cost $3,851,013)	3,762,171
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
69,790 shares (cost $709,986)	718,837
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
162,358 shares (cost $1,599,161)	1,656,053
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
130,348 shares (cost $1,267,034)	1,263,070
VIP Fund - Growth Portfolio - Initial Class (FGP)
2,827,200 shares (cost $86,316,135)	104,295,421
VIP Fund - Growth Portfolio - Service Class (FGS)
59,924 shares (cost $1,998,948)	2,205,794
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
790,190 shares (cost $4,304,508)	4,243,323
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2,708,474 shares (cost $33,822,940)	35,128,911
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
118,054 shares (cost $1,469,112)	1,518,169
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
371,542 shares (cost $10,692,480)	10,748,707
VIP Fund - Overseas Portfolio - Initial Class (FOP)
867,203 shares (cost $15,916,151)	11,819,976
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
1,358,636 shares (cost $24,682,952)	18,477,445

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - Overseas Portfolio - Service Class (FOS)
3,905 shares (cost $76,935)	53,026
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
156,704 shares (cost $2,604,715)	2,123,334
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
221,723 shares (cost $1,715,895)	1,942,292
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
320,164 shares (cost $5,070,190)	6,406,484
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
325,825 shares (cost $4,616,215)	5,154,555
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
235,768 shares (cost $2,164,663)	2,206,784
Templeton Foreign Securities Fund - Class 1 (TIF)
90,574 shares (cost $1,245,476)	1,157,535
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
137,936 shares (cost $2,457,264)	2,503,538
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
3,902 shares (cost $28,029)	29,614
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
810,956 shares (cost $9,479,577)	8,750,214
International Portfolio - S Class Shares (AMINS)
227 shares (cost $2,188)	1,914
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,786 shares (cost $243,536)	297,141
Partners Portfolio - I Class Shares (AMTP)
274,979 shares (cost $2,264,741)	2,747,040
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
38,615 shares (cost $418,274)	468,400
Socially Responsive Portfolio - I Class Shares (AMSRS)
42,055 shares (cost $501,632)	603,483
Global Securities Fund/VA - Class 3 (OVGS3)
277,532 shares (cost $8,233,123)	7,673,766
Global Securities Fund/VA - Non-Service Shares (OVGS)
42,976 shares (cost $1,211,563)	1,180,116
High Income Fund/VA - Class 3 (OVHI3)
178,180 shares (cost $323,964)	342,106
High Income Fund/VA - Non-Service Shares (OVHI)
50,231 shares (cost $101,333)	95,439
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
103,087 shares (cost $2,163,286)	2,134,932
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
64,644 shares (cost $943,486)	1,109,940
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
18,610 shares (cost $213,171)	224,990
Low Duration Portfolio - Administrative Class (PMVLDA)
54,074 shares (cost $563,892)	561,283
Total Return Portfolio - Administrative Class (PMVTRA)
41,754 shares (cost $468,557)	460,132
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
12,916 shares (cost $191,048)	197,617
Putnam VT International Equity Fund - IB Shares (PVTIGB)
7,352 shares (cost $71,949)	69,768
Putnam VT Voyager Fund - IB Shares (PVTVB)
23,079 shares (cost $829,232)	733,001
V.I. Basic Value Fund - Series I (AVBVI)
25,277 shares (cost $131,136)	154,698
V.I. Capital Appreciation Fund - Series I (AVCA)
12,423 shares (cost $266,514)	266,106
V.I. Capital Development Fund - Series I (AVCDI)
96,013 shares (cost $1,260,280)	1,195,357
Health Sciences Portfolio - II (TRHS2)
17,993 shares (cost $305,717)	288,793
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
404,445 shares (cost $4,634,385)	4,736,047

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Trust - Global Bond Fund: Initial Class (VWBF)
266,603 shares (cost $3,027,761)	3,121,924
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,042,239 shares (cost $10,606,158)	10,828,860
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,027,690 shares (cost $12,579,107)	10,687,971
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
347,120 shares (cost $10,460,051)	10,684,347
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
185,233 shares (cost $5,839,813)	5,695,918
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
117,296 shares (cost $1,713,792)	1,868,530
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
160,124 shares (cost $1,137,835)	1,236,157
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
227,819 shares (cost $3,028,148)	3,301,098
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
93,045 shares (cost $1,074,897)	1,156,543
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
32,837 shares (cost $313,963)	299,074
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
50,800 shares (cost $809,277)	1,085,602
Advantage VT Opportunity Fund - Class 2 (SVOF)
25,475 shares (cost $354,780)	442,753
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
13,331 shares (cost $107,592)	102,381

Total Investments	$1,102,492,288

Accounts Receivable-Templeton NVIT International Value Fund - Class III (NVTIV3)	52,435
Accounts Receivable-VP Vista(SM) Fund - Class I (ACVVS1)	58
Accounts Receivable-Total Return Portfolio - Administrative Class (PMVTRA)	274,872
Accounts Payable-NVIT Core Plus Bond Fund - Class I (NVLCP1)	(37,873)
Other Accounts Payable	(251,739)

$1,102,530,041

Contract Owners’ Equity:
Accumulation units	1,102,530,041

Total Contract Owners’ Equity (note 7)	$1,102,530,041

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	AASCO	MLVGA2	DSIF	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$16,905,227	-	18,505	139,971	63,581	10,683	-	-
Mortality and expense risk charges (note 5)	(6,769,578)	(144,157)	(7,178)	(55,434)	(18,820)	(31,846)	(5,723)	(1,544)

Net investment income (loss)	10,135,649	(144,157)	11,327	84,537	44,761	(21,163)	(5,723)	(1,544)

Realized gain (loss) on investments	(817,443)	2,318,834	39,303	(223,230)	110,894	(259,604)	118,863	30,745
Change in unrealized gain (loss) on investments	(49,672,115)	(3,008,347)	(107,498)	172,168	(290,785)	(53,262)	(191,924)	(51,971)

Net gain (loss) on investments	(50,489,558)	(689,513)	(68,195)	(51,062)	(179,891)	(312,866)	(73,061)	(21,226)

Reinvested capital gains	3,259,206	-	19,380	51,709	139,160	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,094,703)	(833,670)	(37,488)	85,184	4,030	(334,029)	(78,784)	(22,770)

Investment Activity:	JAIGS2	JAIGS	MIGIC	MVFIC	MVIVSC	MSVFI	MSEM	MSVRE
Reinvested dividends	$27,742	9,324	4,447	41,685	5,834	26,957	17,977	5,581
Mortality and expense risk charges (note 5)	(51,722)	(16,217)	(5,233)	(19,671)	(268)	(5,478)	(3,151)	(4,152)

Net investment income (loss)	(23,980)	(6,893)	(786)	22,014	5,566	21,479	14,826	1,429

Realized gain (loss) on investments	(501,450)	(278,893)	9,615	(110,707)	7,499	(25,439)	35,292	119,242
Change in unrealized gain (loss) on investments	(2,327,792)	(655,048)	(12,727)	52,055	(36,839)	41,873	(21,735)	(77,743)

Net gain (loss) on investments	(2,829,242)	(933,941)	(3,112)	(58,652)	(29,340)	16,434	13,557	41,499

Reinvested capital gains	73,921	24,524	-	11,275	-	-	5,600	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,779,301)	(916,310)	(3,898)	(25,363)	(23,774)	37,913	33,983	42,928

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3
Reinvested dividends	$104,849	4,462	8,575	11,383	3,078	1,925	39,970	138,943
Mortality and expense risk charges (note 5)	(47,608)	(2,613)	(2,790)	(8,974)	(8,680)	(1,480)	(3,117)	(11,589)

Net investment income (loss)	57,241	1,849	5,785	2,409	(5,602)	445	36,853	127,354

Realized gain (loss) on investments	20,889	25,946	5,390	(18,747)	(56,629)	7,980	(2,477)	94,406
Change in unrealized gain (loss) on investments	(114,890)	(24,276)	6,720	(102,735)	2,155	(14,196)	(21,381)	(172,881)

Net gain (loss) on investments	(94,001)	1,670	12,110	(121,482)	(54,474)	(6,216)	(23,858)	(78,475)

Reinvested capital gains	16,333	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,427)	3,519	17,895	(119,073)	(60,076)	(5,771)	12,995	48,879

Investment Activity:	GEM	GEM3	GIG3	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$10,492	26,136	709	4,138	78,225	1,012	3,883	188
Mortality and expense risk charges (note 5)	(10,044)	(24,882)	(358)	(2,706)	(71,640)	(1,058)	(1,482)	(66)

Net investment income (loss)	448	1,254	351	1,432	6,585	(46)	2,401	122

Realized gain (loss) on investments	(13,428)	(706,111)	(10,588)	39,011	369,331	4,146	48,406	60
Change in unrealized gain (loss) on investments	(374,044)	(200,035)	(3,940)	(67,758)	(2,111,217)	(17,364)	(64,799)	(1,057)

Net gain (loss) on investments	(387,472)	(906,146)	(14,528)	(28,747)	(1,741,886)	(13,218)	(16,393)	(997)

Reinvested capital gains	-	-	-	-	106,324	-	2,744	93

Net increase (decrease) in contract owners’ equity resulting from operations	$(387,024)	(904,892)	(14,177)	(27,315)	(1,628,977)	(13,264)	(11,248)	(782)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4
Reinvested dividends	$591	276	12,568	24,092	805	8,764	987	1,038,344
Mortality and expense risk charges (note 5)	(562)	(93)	(3,650)	(7,171)	(222)	(1,975)	(277)	(193,511)

Net investment income (loss)	29	183	8,918	16,921	583	6,789	710	844,833

Realized gain (loss) on investments	51,669	1,397	9,075	15,836	207	2,078	(21)	(4,954,670)
Change in unrealized gain (loss) on investments	(47,306)	(1,591)	(35,416)	(89,938)	(1,271)	7,512	1,293	4,587,409

Net gain (loss) on investments	4,363	(194)	(26,341)	(74,102)	(1,064)	9,590	1,272	(367,261)

Reinvested capital gains	317	66	3,065	8,675	180	-	35	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,709	55	(14,358)	(48,506)	(301)	16,379	2,017	477,572

Investment Activity:	GBF	GBF4	CAF4	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$16,045	592,785	106,098	85,139	259	205	43,501	963,389
Mortality and expense risk charges (note 5)	(3,975)	(101,032)	(103,422)	(33,746)	(114)	(75)	(11,568)	(208,505)

Net investment income (loss)	12,070	491,753	2,676	51,393	145	130	31,933	754,884

Realized gain (loss) on investments	588	163,673	874,450	(299,586)	(80)	66	56,261	680,447
Change in unrealized gain (loss) on investments	19,744	640,142	(1,067,622)	43,513	(603)	(992)	(51,864)	(1,665,477)

Net gain (loss) on investments	20,332	803,815	(193,172)	(256,073)	(683)	(926)	4,397	(985,030)

Reinvested capital gains	1,649	58,024	-	-	24	12	5,199	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,051	1,353,592	(190,496)	(204,680)	(514)	(784)	41,529	(230,146)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVDMA	GVDMC	MCIF	NVMIG3	GVDIV3	GVDIV4	NVMLG1	NVMLV1
Reinvested dividends	$486,390	50,743	28,616	22,004	297,397	278,602	277	26,388
Mortality and expense risk charges (note 5)	(172,585)	(15,735)	(26,121)	(11,674)	(87,294)	(75,249)	(27,913)	(19,716)

Net investment income (loss)	313,805	35,008	2,495	10,330	210,103	203,353	(27,636)	6,672

Realized gain (loss) on investments	(1,020,211)	(21,331)	12,405	68,801	(1,745,861)	(529,043)	200,078	(6,309)
Change in unrealized gain (loss) on investments	70,792	15,658	(192,844)	(253,959)	(1,151,542)	(2,291,995)	(235,679)	(308,570)

Net gain (loss) on investments	(949,419)	(5,673)	(180,439)	(185,158)	(2,897,403)	(2,821,038)	(35,601)	(314,879)

Reinvested capital gains	-	-	57,038	-	-	-	-	90,261

Net increase (decrease) in contract owners’ equity resulting from operations	$(635,614)	29,335	(120,906)	(174,828)	(2,687,300)	(2,617,685)	(63,237)	(217,946)

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF4	SCF4	MSBF	GVEX4	NVSTB2
Reinvested dividends	$-	41,962	-	78,338	91,863	78,319	2,086,134	30,046
Mortality and expense risk charges (note 5)	(245,829)	(36,799)	(14,874)	(109,078)	(100,586)	(12,589)	(748,174)	(13,031)

Net investment income (loss)	(245,829)	5,163	(14,874)	(30,740)	(8,723)	65,730	1,337,960	17,015

Realized gain (loss) on investments	2,577,810	153,922	(62,118)	(527,365)	(924,147)	(45,963)	1,593,999	2,431
Change in unrealized gain (loss) on investments	(4,480,472)	(332,963)	57,534	(454,656)	(115,685)	66,732	(1,346,361)	(13,059)

Net gain (loss) on investments	(1,902,662)	(179,041)	(4,584)	(982,021)	(1,039,832)	20,769	247,638	(10,628)

Reinvested capital gains	-	21,404	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,148,491)	(152,474)	(19,458)	(1,012,761)	(1,048,555)	86,499	1,585,598	6,387

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVOLG1	NVTIV3	EIF4	NVRE1	SAM4	ALVGIA	ALVSVA	ACVIG
Reinvested dividends	$631,152	4,180	210,032	30,356	31	22,722	14,262	20,718
Mortality and expense risk charges (note 5)	(558,359)	(877)	(92,347)	(24,719)	(255,146)	(11,903)	(19,860)	(9,572)

Net investment income (loss)	72,793	3,303	117,685	5,637	(255,115)	10,819	(5,598)	11,146

Realized gain (loss) on investments	193,752	(930)	(107,742)	215,062	-	(222,657)	124,961	(83,284)
Change in unrealized gain (loss) on investments	(2,878,260)	(22,892)	(418,586)	(39,860)	-	301,601	(378,869)	105,273

Net gain (loss) on investments	(2,684,508)	(23,822)	(526,328)	175,202	-	78,944	(253,908)	21,989

Reinvested capital gains	327,407	184	-	14,207	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,284,308)	(20,335)	(408,643)	195,046	(255,115)	89,763	(259,506)	33,135

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVU1	ACVVS1	DVSCS	DCAP	DSC
Reinvested dividends	$129,065	5,322	11,579	-	-	39,209	42,384	1,015
Mortality and expense risk charges (note 5)	(22,216)	(2,118)	(6,175)	(272)	(1)	(45,811)	(17,788)	(1,730)

Net investment income (loss)	106,849	3,204	5,404	(272)	(1)	(6,602)	24,596	(715)

Realized gain (loss) on investments	33,878	29,150	85,654	5,243	41	(464,869)	(75,084)	16,109
Change in unrealized gain (loss) on investments	154,741	(75,161)	(127,132)	(3,800)	(48)	479,054	257,955	(43,716)

Net gain (loss) on investments	188,619	(46,011)	(41,478)	1,443	(7)	14,185	182,871	(27,607)

Reinvested capital gains	37,133	-	23,513	-	-	15,684	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$332,601	(42,807)	(12,561)	1,171	(8)	23,267	207,467	(28,322)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FVCA2P	FQB	FEIP	FHIP	FAMP	FNRS2	FEIS	FF10S
Reinvested dividends	$753	150,704	2,064,781	610,459	624,709	16,437	94,023	14,631
Mortality and expense risk charges (note 5)	(743)	(19,909)	(474,410)	(48,037)	(172,430)	(13,618)	(27,782)	(4,559)

Net investment income (loss)	10	130,795	1,590,371	562,422	452,279	2,819	66,241	10,072

Realized gain (loss) on investments	5,339	73,919	628,526	(222,932)	693,363	(66,383)	(184,808)	(7,015)
Change in unrealized gain (loss) on investments	(11,797)	(157,053)	(1,793,745)	(9,648)	(2,241,784)	(73,023)	131,782	(12,498)

Net gain (loss) on investments	(6,458)	(83,134)	(1,165,219)	(232,580)	(1,548,421)	(139,406)	(53,026)	(19,513)

Reinvested capital gains	-	-	-	-	152,346	-	-	3,705

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,448)	47,661	425,152	329,842	(943,796)	(136,587)	13,215	(5,736)

Investment Activity:	FF20S	FF30S	FGP	FGS	FHIPR	FIGBP	FIGBS	FMCS
Reinvested dividends	$34,982	26,092	407,683	6,101	306,968	1,136,261	48,126	17,862
Mortality and expense risk charges (note 5)	(12,296)	(9,769)	(628,317)	(17,265)	(32,204)	(222,702)	(10,912)	(89,431)

Net investment income (loss)	22,686	16,323	(220,634)	(11,164)	274,764	913,559	37,214	(71,569)

Realized gain (loss) on investments	(44,654)	(61,109)	1,929,130	32,310	391,611	377,223	6,784	(132,584)
Change in unrealized gain (loss) on investments	(13,255)	295	(2,046,462)	(38,004)	(511,229)	124,587	8,017	(1,287,143)

Net gain (loss) on investments	(57,909)	(60,814)	(117,332)	(5,694)	(119,618)	501,810	14,801	(1,419,727)

Reinvested capital gains	6,332	3,818	394,663	7,970	-	953,740	39,131	20,467

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,891)	(40,673)	56,697	(8,888)	155,146	2,369,109	91,146	(1,470,829)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FOP	FOPR	FOS	FOSR	FVSS	FTVRDI	FTVSVI	FTVDM3
Reinvested dividends	$195,801	298,079	819	31,626	19,357	105,661	52,050	26,029
Mortality and expense risk charges (note 5)	(81,830)	(121,155)	(519)	(17,469)	(15,740)	(44,379)	(39,793)	(18,535)

Net investment income (loss)	113,971	176,924	300	14,157	3,617	61,282	12,257	7,494

Realized gain (loss) on investments	820,588	(688,428)	(5,597)	(88,027)	3,551	460,941	(295,163)	109,377
Change in unrealized gain (loss) on investments	(3,565,883)	(3,308,252)	(7,295)	(364,106)	(219,724)	(165,596)	33,240	(583,603)

Net gain (loss) on investments	(2,745,295)	(3,996,680)	(12,892)	(452,133)	(216,173)	295,345	(261,923)	(474,226)

Reinvested capital gains	29,933	42,428	140	4,336	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,601,391)	(3,777,328)	(12,452)	(433,640)	(212,556)	356,627	(249,666)	(466,732)

Investment Activity:	TIF	FTVGI3	FTVFA2	AMTB	AMINS	AMCG	AMTP	AMFAS
Reinvested dividends	$26,460	143,374	9	346,862	133	-	-	-
Mortality and expense risk charges (note 5)	(8,652)	(18,473)	(359)	(57,445)	(11)	(2,041)	(19,131)	(3,801)

Net investment income (loss)	17,808	124,901	(350)	289,417	122	(2,041)	(19,131)	(3,801)

Realized gain (loss) on investments	(108,502)	36,648	542	(362,410)	61	9,986	187,828	(22,697)
Change in unrealized gain (loss) on investments	(57,736)	(224,219)	(2,851)	58,015	(447)	(8,855)	(530,192)	21,625

Net gain (loss) on investments	(166,238)	(187,571)	(2,309)	(304,395)	(386)	1,131	(342,364)	(1,072)

Reinvested capital gains	-	16,705	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(148,430)	(45,965)	(2,659)	(14,978)	(264)	(910)	(361,495)	(4,873)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	AMSRS	OVGS3	OVGS	OVHI3	OVHI	OVGI	OVSC	PMVFBA
Reinvested dividends	$2,164	106,518	20,775	30,705	17,193	20,057	8,722	4,416
Mortality and expense risk charges (note 5)	(4,382)	(61,440)	(9,738)	(2,493)	(877)	(16,838)	(9,148)	(1,653)

Net investment income (loss)	(2,218)	45,078	11,037	28,212	16,316	3,219	(426)	2,763

Realized gain (loss) on investments	(14,182)	(111,728)	(73,808)	(40,146)	9,411	(47,580)	(39,188)	7,450
Change in unrealized gain (loss) on investments	(11,958)	(669,652)	(43,979)	2,785	(24,257)	19,654	10,925	5,261

Net gain (loss) on investments	(26,140)	(781,380)	(117,787)	(37,361)	(14,846)	(27,926)	(28,263)	12,711

Reinvested capital gains	-	-	-	-	-	-	-	712

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,358)	(736,302)	(106,750)	(9,149)	1,470	(24,707)	(28,689)	16,186

Investment Activity:	PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB	AVBVI	AVCA	AVCDI
Reinvested dividends	$10,087	3,840	2,990	2,783	-	1,521	477	-
Mortality and expense risk charges (note 5)	(4,498)	(349)	(1,555)	(537)	(5,297)	(1,009)	(2,149)	(9,664)

Net investment income (loss)	5,589	3,491	1,435	2,246	(5,297)	512	(1,672)	(9,664)

Realized gain (loss) on investments	8,041	(106)	1,642	3,909	13,376	27,018	(11,644)	(29,054)
Change in unrealized gain (loss) on investments	(10,994)	(8,425)	(13,603)	(20,814)	(185,424)	(32,159)	(12,666)	(64,878)

Net gain (loss) on investments	(2,953)	(8,531)	(11,961)	(16,905)	(172,048)	(5,141)	(24,310)	(93,932)

Reinvested capital gains	-	6,356	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,636	1,316	(10,526)	(14,659)	(177,345)	(4,629)	(25,982)	(103,596)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	TRHS2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	VVEI
Reinvested dividends	$-	358,175	267,344	144,461	154,313	158,152	88,392	42,192
Mortality and expense risk charges (note 5)	(1,261)	(21,009)	(18,182)	(71,705)	(71,951)	(64,780)	(41,636)	(17,226)

Net investment income (loss)	(1,261)	337,166	249,162	72,756	82,362	93,372	46,756	24,966

Realized gain (loss) on investments	5,364	(4,341)	21,648	(285,739)	(1,108,009)	(70,152)	259,419	(76,502)
Change in unrealized gain (loss) on investments	(16,605)	(94,592)	(93,464)	(3,616,807)	(2,893,798)	(2,407,123)	(1,551,175)	215,623

Net gain (loss) on investments	(11,241)	(98,933)	(71,816)	(3,902,546)	(4,001,807)	(2,477,275)	(1,291,756)	139,121

Reinvested capital gains	-	91,314	68,157	-	-	170,145	94,646	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,502)	329,547	245,503	(3,829,790)	(3,919,445)	(2,213,758)	(1,150,354)	164,087

Investment Activity:	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF	WFVSCG	NVAGF3
Reinvested dividends	$92,387	34,659	38,999	4,927	-	712	-	4,103
Mortality and expense risk charges (note 5)	(12,058)	(32,605)	(11,107)	(3,141)	(7,118)	(3,147)	(765)	(322)

Net investment income (loss)	80,329	2,054	27,892	1,786	(7,118)	(2,435)	(765)	3,781

Realized gain (loss) on investments	(22,764)	(120,676)	16,642	37,090	50,117	83,314	3,882	(20,362)
Change in unrealized gain (loss) on investments	14,057	32,131	21,075	(53,731)	(51,738)	(107,486)	(11,623)	13,140

Net gain (loss) on investments	(8,707)	(88,545)	37,717	(16,641)	(1,621)	(24,172)	(7,741)	(7,222)

Reinvested capital gains	-	-	10,592	-	-	-	-	5,599

Net increase (decrease) in contract owners’ equity resulting from operations	$71,622	(86,491)	76,201	(14,855)	(8,739)	(26,607)	(8,506)	2,158

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVAGF6
Reinvested dividends	$14,122
Mortality and expense risk charges (note 5)	(501)

Net investment income (loss)	13,621

Realized gain (loss) on investments	(43,524)
Change in unrealized gain (loss) on investments	17,533

Net gain (loss) on investments	(25,991)

Reinvested capital gains	20,831

Net increase (decrease) in contract owners’ equity resulting from operations	$8,461

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		AASCO		MLVGA2		DSIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,135,649	7,975,896	(144,157)	(151,655)	11,327	5,152	84,537	78,775
Realized gain (loss) on investments	(817,443)	(42,683,430)	2,318,834	2,438,067	39,303	13,237	(223,230)	(206,534)
Change in unrealized gain (loss) on investments	(49,672,115)	202,622,483	(3,008,347)	3,134,203	(107,498)	44,375	172,168	1,089,982
Reinvested capital gains	3,259,206	4,117,552	-	-	19,380	4,947	51,709	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,094,703)	172,032,501	(833,670)	5,420,615	(37,488)	67,711	85,184	962,223

Equity transactions:
Purchase payments received from contract owners	136,470,718	266,285,262	1,910,504	1,999,836	355,105	846,088	1,155,021	1,275,614
Transfers between funds (note 5)	(994,812)	(1,315,787)	(26,274)	(52,070)	-	(11)	138	(22)
Surrenders and Death Benefits (notes 3 and note 5)	(179,877,071)	(309,584,057)	(2,990,204)	(3,611,253)	(356,849)	(351,978)	(1,262,440)	(908,350)
Net policy repayments (loans) (note 4)	4,136,129	(55,313)	45,410	(39,766)	(2,041)	(2,182)	(97,639)	(28,126)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(97,036,008)	(100,127,047)	(1,831,600)	(1,849,793)	(87,215)	(40,204)	(550,517)	(574,162)
Adjustments to maintain reserves	522,226	(715,063)	(116,322)	16,253	(66)	30,444	(85)	(19,158)

Net equity transactions	(136,778,818)	(145,512,005)	(3,008,486)	(3,536,793)	(91,066)	482,157	(755,522)	(254,204)

Net change in contract owners’ equity	(173,873,521)	26,520,496	(3,842,156)	1,883,822	(128,554)	549,868	(670,338)	708,019
Contract owners’ equity beginning of period	1,276,403,562	1,249,883,066	26,343,396	24,459,574	970,493	420,625	7,804,777	7,096,758

Contract owners’ equity end of period	$1,102,530,041	1,276,403,562	22,501,240	26,343,396	841,939	970,493	7,134,439	7,804,777

CHANGES IN UNITS:
Beginning units	4,975,815	5,258,938	127,524	149,187	7,341	3,470	48,256	50,267
Units purchased	721,669	1,564,446	11,427	14,623	2,713	7,220	8,044	9,273
Units redeemed	(1,254,829)	(1,847,569)	(26,239)	(36,286)	(3,396)	(3,349)	(11,704)	(11,284)

Ending units	4,442,655	4,975,815	112,712	127,524	6,658	7,341	44,596	48,256

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JABS		JACAS		JAGTS2		JAGTS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$44,761	51,357	(21,163)	(21,861)	(5,723)	(5,063)	(1,544)	(1,317)
Realized gain (loss) on investments	110,894	15,964	(259,604)	(119,783)	118,863	(10,912)	30,745	847
Change in unrealized gain (loss) on investments	(290,785)	134,599	(53,262)	400,990	(191,924)	187,210	(51,971)	43,229
Reinvested capital gains	139,160	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,030	201,920	(334,029)	259,346	(78,784)	171,235	(22,770)	42,759

Equity transactions:
Purchase payments received from contract owners	376,395	1,218,978	424,717	983,909	256,779	247,531	88,568	95,360
Transfers between funds (note 5)	29	-	154	10	-	-	21	-
Surrenders and Death Benefits (notes 3 and note 5)	(691,186)	(969,402)	(1,058,947)	(469,349)	(274,558)	(194,400)	(94,650)	(23,945)
Net policy repayments (loans) (note 4)	(33,982)	(17,202)	(38,830)	(18,678)	(3,755)	(43,932)	(9,993)	(4,445)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(187,105)	(177,929)	(311,277)	(294,366)	(55,926)	(44,382)	(15,873)	(13,923)
Adjustments to maintain reserves	(245)	38,451	492	19,491	37	31,013	(277)	(2,260)

Net equity transactions	(536,094)	92,896	(983,691)	221,017	(77,423)	(4,170)	(32,204)	50,787

Net change in contract owners’ equity	(532,064)	294,816	(1,317,720)	480,363	(156,207)	167,065	(54,974)	93,546
Contract owners’ equity beginning of period	2,840,838	2,546,022	4,842,599	4,362,236	824,618	657,553	263,500	169,954

Contract owners’ equity end of period	$2,308,774	2,840,838	3,524,879	4,842,599	668,411	824,618	208,526	263,500

CHANGES IN UNITS:
Beginning units	11,918	12,140	25,408	24,248	5,088	5,013	845	797
Units purchased	1,615	5,883	2,827	5,970	1,734	2,320	104	212
Units redeemed	(4,967)	(6,105)	(8,631)	(4,810)	(2,268)	(2,245)	(262)	(164)

Ending units	8,566	11,918	19,604	25,408	4,554	5,088	687	845

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JAIGS2		JAIGS		MIGIC		MVFIC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(23,980)	(13,475)	(6,893)	(2,364)	(786)	(1,538)	22,014	23,080
Realized gain (loss) on investments	(501,450)	(148,547)	(278,893)	(103,858)	9,615	(5,357)	(110,707)	(220,962)
Change in unrealized gain (loss) on investments	(2,327,792)	2,146,425	(655,048)	681,471	(12,727)	82,694	52,055	502,793
Reinvested capital gains	73,921	-	24,524	-	-	-	11,275	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,779,301)	1,984,403	(916,310)	575,249	(3,898)	75,799	(25,363)	304,911

Equity transactions:
Purchase payments received from contract owners	984,205	2,105,666	383,000	696,370	181,907	180,309	464,243	752,306
Transfers between funds (note 5)	(8)	(2)	7	(4)	(1)	-	82	(3)
Surrenders and Death Benefits (notes 3 and note 5)	(1,529,426)	(2,111,763)	(957,867)	(462,465)	(119,365)	(154,278)	(577,971)	(847,662)
Net policy repayments (loans) (note 4)	(8,785)	(42,388)	(30,988)	(73,404)	(10,287)	30,830	(16,656)	(5,323)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(488,523)	(520,363)	(142,272)	(147,857)	(74,587)	(63,641)	(206,367)	(227,327)
Adjustments to maintain reserves	(733)	3,480	(1,293)	(107,108)	(328)	(5,624)	(1,224)	56,191

Net equity transactions	(1,043,270)	(565,370)	(749,413)	(94,468)	(22,661)	(12,404)	(337,893)	(271,818)

Net change in contract owners’ equity	(3,822,571)	1,419,033	(1,665,723)	480,781	(26,559)	63,395	(363,256)	33,093
Contract owners’ equity beginning of period	9,288,177	7,869,144	3,125,971	2,645,190	786,900	723,505	2,946,229	2,913,136

Contract owners’ equity end of period	$5,465,606	9,288,177	1,460,248	3,125,971	760,341	786,900	2,582,973	2,946,229

CHANGES IN UNITS:
Beginning units	31,882	33,537	4,134	3,810	3,983	4,471	14,394	15,134
Units purchased	4,597	8,785	343	1,164	1,428	1,107	2,142	4,735
Units redeemed	(8,560)	(10,440)	(1,826)	(840)	(1,597)	(1,595)	(3,828)	(5,475)

Ending units	27,919	31,882	2,651	4,134	3,814	3,983	12,708	14,394

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSEM		MSVRE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,566	(97)	21,479	37,888	14,826	12,355	1,429	8,874
Realized gain (loss) on investments	7,499	1,106	(25,439)	(25,297)	35,292	33,556	119,242	70,636
Change in unrealized gain (loss) on investments	(36,839)	8,241	41,873	33,903	(21,735)	(13,750)	(77,743)	69,224
Reinvested capital gains	-	-	-	-	5,600	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,774)	9,250	37,913	46,494	33,983	32,161	42,928	148,734

Equity transactions:
Purchase payments received from contract owners	20,256	38,703	127,010	195,750	251,485	179,233	97,484	216,534
Transfers between funds (note 5)	515,293	43,216	13	-	3	-	52	(1)
Surrenders and Death Benefits (notes 3 and note 5)	(34,646)	(7,931)	(137,725)	(112,356)	(174,065)	(143,429)	(177,733)	(145,731)
Net policy repayments (loans) (note 4)	(5,708)	86	(11,238)	(12,573)	-	(11,464)	(1,942)	425
Redemptions to pay cost of insurance charges and administration charges (note 5)	(12,365)	(968)	(91,260)	(85,226)	(37,714)	(26,298)	(52,030)	(45,455)
Adjustments to maintain reserves	(660)	126	72	(9,643)	(1,741)	144	815	26,338

Net equity transactions	482,170	73,232	(113,128)	(24,048)	37,968	(1,814)	(133,354)	52,110

Net change in contract owners’ equity	458,396	82,482	(75,215)	22,446	71,951	30,347	(90,426)	200,844
Contract owners’ equity beginning of period	82,482	-	803,778	781,332	415,297	384,950	714,297	513,453

Contract owners’ equity end of period	$540,878	82,482	728,563	803,778	487,248	415,297	623,871	714,297

CHANGES IN UNITS:
Beginning units	368	-	5,985	5,802	914	909	577	529
Units purchased	609	453	1,031	1,674	158	209	104	233
Units redeemed	(113)	(85)	(1,538)	(1,491)	(215)	(204)	(175)	(185)

Ending units	864	368	5,478	5,985	857	914	506	577

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$57,241	8,608	1,849	1,320	5,785	4,433	2,409	480
Realized gain (loss) on investments	20,889	2,578	25,946	(9,897)	5,390	(3,588)	(18,747)	(38,749)
Change in unrealized gain (loss) on investments	(114,890)	122,393	(24,276)	34,504	6,720	15,759	(102,735)	156,967
Reinvested capital gains	16,333	16,194	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,427)	149,773	3,519	25,927	17,895	16,604	(119,073)	118,698

Equity transactions:
Purchase payments received from contract owners	505,715	7,548,476	258,929	105,155	69,807	154,131	197,861	310,153
Transfers between funds (note 5)	146	-	-	-	2	-	4	-
Surrenders and Death Benefits (notes 3 and note 5)	(1,794,659)	(38,360)	(69,710)	(62,075)	(30,470)	(86,754)	(140,673)	(85,927)
Net policy repayments (loans) (note 4)	29,285	3,013	776	(1,503)	(195)	(1,968)	1,297	(2,770)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(435,535)	(28,758)	(39,782)	(24,164)	(23,839)	(50,035)	(84,657)	(85,309)
Adjustments to maintain reserves	(1,152)	526	(39)	(7,708)	(46)	(948)	(15)	2,611

Net equity transactions	(1,696,200)	7,484,897	150,174	9,705	15,259	14,426	(26,183)	138,758

Net change in contract owners’ equity	(1,716,627)	7,634,670	153,693	35,632	33,154	31,030	(145,256)	257,456
Contract owners’ equity beginning of period	7,648,927	14,257	274,470	238,838	370,947	339,917	1,250,075	992,619

Contract owners’ equity end of period	$5,932,300	7,648,927	428,163	274,470	404,101	370,947	1,104,819	1,250,075

CHANGES IN UNITS:
Beginning units	49,756	114	2,613	2,528	3,304	3,185	10,796	9,470
Units purchased	4,143	50,107	2,483	1,236	627	1,401	1,829	3,087
Units redeemed	(14,481)	(465)	(1,027)	(1,151)	(501)	(1,282)	(2,025)	(1,761)

Ending units	39,418	49,756	4,069	2,613	3,430	3,304	10,600	10,796

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGR2		GVAGI2		HIBF		HIBF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,602)	(6,068)	445	674	36,853	43,133	127,354	135,148
Realized gain (loss) on investments	(56,629)	(89,410)	7,980	(13,250)	(2,477)	107,808	94,406	(54,215)
Change in unrealized gain (loss) on investments	2,155	261,222	(14,196)	34,264	(21,381)	(80,948)	(172,881)	115,639
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(60,076)	165,744	(5,771)	21,688	12,995	69,993	48,879	196,572

Equity transactions:
Purchase payments received from contract owners	201,083	186,056	32,144	79,419	89,623	383,524	362,138	479,412
Transfers between funds (note 5)	5	-	5	-	(10)	(1)	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(197,195)	(155,271)	(17,182)	(99,790)	(78,172)	(852,070)	(340,654)	(619,258)
Net policy repayments (loans) (note 4)	1,825	1,386	4	(1)	(41,300)	(583)	(14,136)	(18,799)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(51,111)	(46,474)	(11,442)	(13,811)	(49,109)	(39,336)	(103,754)	(119,555)
Adjustments to maintain reserves	(72)	(19,060)	(39)	(890)	130	69,400	64	1,759

Net equity transactions	(45,465)	(33,363)	3,490	(35,073)	(78,838)	(439,066)	(96,342)	(276,441)

Net change in contract owners’ equity	(105,541)	132,381	(2,281)	(13,385)	(65,843)	(369,073)	(47,463)	(79,869)
Contract owners’ equity beginning of period	1,155,814	1,023,433	192,953	206,338	478,346	847,419	1,637,352	1,717,221

Contract owners’ equity end of period	$1,050,273	1,155,814	190,672	192,953	412,503	478,346	1,589,889	1,637,352

CHANGES IN UNITS:
Beginning units	11,279	11,716	2,232	2,629	1,509	2,426	11,917	14,045
Units purchased	2,051	2,131	375	998	80	307	2,746	3,871
Units redeemed	(2,496)	(2,568)	(334)	(1,395)	(405)	(1,224)	(3,440)	(5,999)

Ending units	10,834	11,279	2,273	2,232	1,184	1,509	11,223	11,917

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368
		GEM		GEM3		GIG3		NVIE6
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$448	(8,476)	1,254	(26,293)	351	-	1,432	193
Realized gain (loss) on investments		(13,428)	(325,930)	(706,111)	(661,198)	(10,588)	-	39,011	20,251
Change in unrealized gain (loss) on investments		(374,044)	555,207	(200,035)	1,333,611	(3,940)	-	(67,758)	19,507
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(387,024)	220,801	(904,892)	646,120	(14,177)	-	(27,315)	39,951

Equity transactions:
Purchase payments received from contract owners		149,253	550,793	472,114	669,140	44,480	-	118,332	142,721
Transfers between funds (note 5)		19	(1)	(267,774)	325,240	-	-	7	-
Surrenders and Death Benefits (notes 3 and note 5)		(408,728)	(290,318)	(731,708)	(888,881)	55,118	-	(179,895)	(186,755)
Net policy repayments (loans) (note 4)		(8,991)	(22,116)	15,604	(3,388)	(57)	-	2,142	(12,067)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(78,909)	(71,762)	(283,857)	(320,158)	(2,810)	-	(31,318)	(41,006)
Adjustments to maintain reserves		(946)	(6,175)	3,152	40,877	(3,263)	-	(29)	(10,968)

Net equity transactions		(348,302)	160,421	(792,469)	(177,170)	93,468	-	(90,761)	(108,075)

Net change in contract owners’ equity		(735,326)	381,222	(1,697,361)	468,950	79,291	-	(118,076)	(68,124)
Contract owners’ equity beginning of period		1,931,694	1,550,472	4,718,938	4,249,988	-	-	433,977	502,101

Contract owners’ equity end of period		$1,196,368	1,931,694	3,021,577	4,718,938	79,291	-	315,901	433,977

CHANGES IN UNITS:
Beginning units		2,239	1,819	18,214	19,865	-	-	5,491	7,127
Units purchased		83	769	3,038	4,494	1,747	-	1,806	1,861
Units redeemed		(350)	(349)	(5,440)	(6,145)	(805)	-	(2,828)	(3,497)

Ending units		1,972	2,239	15,812	18,214	942	-	4,469	5,491

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368
		NVNMO1		NVNSR2		NVCRA1		NVCRB1
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$6,585	(58,162)	(46)	77	2,401	(1,142)	122	34
Realized gain (loss) on investments		369,331	391,507	4,146	504	48,406	21,915	60	615
Change in unrealized gain (loss) on investments		(2,111,217)	452,979	(17,364)	6,214	(64,799)	884	(1,057)	(49)
Reinvested capital gains		106,324	1,264,317	-	-	2,744	24,592	93	-

Net increase (decrease) in contract owners’ equity resulting from operations		(1,628,977)	2,050,641	(13,264)	6,795	(11,248)	46,249	(782)	600

Equity transactions:
Purchase payments received from contract owners		1,040,078	1,129,988	161,228	27,849	14,006	86,732	13,486	1,184
Transfers between funds (note 5)		(107,017)	(905,290)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)		(2,135,836)	(2,129,277)	(23,240)	-	(152,217)	(28,055)	(201)	(5,273)
Net policy repayments (loans) (note 4)		106,355	(37,428)	(409)	2	21,085	(19,987)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)		(1,177,409)	(1,226,756)	(8,461)	(1,924)	(26,620)	(32,387)	(872)	(1,152)
Adjustments to maintain reserves		1,801	50,622	1,703	(1,714)	(12)	(264)	15	(21)

Net equity transactions		(2,272,028)	(3,118,141)	130,821	24,213	(143,758)	6,039	12,428	(5,262)

Net change in contract owners’ equity		(3,901,005)	(1,067,500)	117,557	31,008	(155,006)	52,288	11,646	(4,662)
Contract owners’ equity beginning of period		15,384,728	16,452,228	48,803	17,795	347,960	295,672	3,012	7,674

Contract owners’ equity end of period		$11,483,723	15,384,728	166,360	48,803	192,954	347,960	14,658	3,012

CHANGES IN UNITS:
Beginning units		138,039	162,175	496	222	3,721	3,609	29	81
Units purchased		13,482	14,877	1,587	297	1,008	1,479	125	13
Units redeemed		(36,450)	(39,013)	(321)	(23)	(2,513)	(1,367)	(10)	(65)

Ending units		115,071	138,039	1,762	496	2,216	3,721	144	29

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368
		NVCCA1		NVCCN1		NVCMD1		NVCMA1
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$29	128	183	69	8,918	767	16,921	(221)
Realized gain (loss) on investments		51,669	1,420	1,397	81	9,075	9,808	15,836	5,460
Change in unrealized gain (loss) on investments		(47,306)	34,626	(1,591)	418	(35,416)	35,340	(89,938)	102,456
Reinvested capital gains		317	16	66	194	3,065	-	8,675	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,709	36,190	55	762	(14,358)	45,915	(48,506)	107,695

Equity transactions:
Purchase payments received from contract owners		53,780	51,372	-	414	162,083	154,985	152,155	308,709
Transfers between funds (note 5)		-	-	-	-	-	-	-	(4)
Surrenders and Death Benefits (notes 3 and note 5)		(350,154)	(12,248)	(12,622)	-	-	(18,650)	(52,253)	-
Net policy repayments (loans) (note 4)		-	-	-	-	9	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)		(11,746)	(5,804)	(514)	(610)	(44,266)	(38,207)	(66,288)	(47,534)
Adjustments to maintain reserves		(17)	-	(39)	82	(36)	125	15	1,295

Net equity transactions		(308,137)	33,320	(13,175)	(114)	117,790	98,253	33,629	262,466

Net change in contract owners’ equity		(303,428)	69,510	(13,120)	648	103,432	144,168	(14,877)	370,161
Contract owners’ equity beginning of period		352,758	283,248	13,120	12,472	493,922	349,754	938,030	567,869

Contract owners’ equity end of period		$49,330	352,758	-	13,120	597,354	493,922	923,153	938,030

CHANGES IN UNITS:
Beginning units		3,546	3,178	121	122	4,860	3,806	9,650	6,581
Units purchased		519	572	-	5	1,645	1,653	1,576	3,608
Units redeemed		(3,548)	(204)	(121)	(6)	(447)	(599)	(1,199)	(539)

Ending units		517	3,546	-	121	6,058	4,860	10,027	9,650

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMC1		NVCBD1		NVLCP1		TRF4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$583	115	6,789	6,495	710	963	844,833	555,879
Realized gain (loss) on investments	207	246	2,078	11,893	(21)	4,509	(4,954,670)	(7,012,074)
Change in unrealized gain (loss) on investments	(1,271)	1,836	7,512	(5,367)	1,293	(3,045)	4,587,409	17,497,077
Reinvested capital gains	180	47	-	3,014	35	1,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(301)	2,244	16,379	16,035	2,017	3,444	477,572	11,040,882

Equity transactions:
Purchase payments received from contract owners	4,598	25,534	66,740	309,024	3,373	66,626	5,716,673	6,223,977
Transfers between funds (note 5)	-	-	-	-	-	-	(645,320)	(1,413,388)
Surrenders and Death Benefits (notes 3 and note 5)	-	1	(57,881)	(172,311)	(2,346)	(50,950)	(10,596,215)	(11,816,514)
Net policy repayments (loans) (note 4)	3	-	2,175	(2,828)	-	-	2,526,695	2,894,493
Redemptions to pay cost of insurance charges and administration charges (note 5)	(2,408)	(2,425)	(27,077)	(28,059)	(3,228)	(5,931)	(6,067,223)	(6,081,708)
Adjustments to maintain reserves	7	62	62	75	35,748	2,142	492,718	(93,947)

Net equity transactions	2,200	23,172	(15,981)	105,901	33,547	11,887	(8,572,672)	(10,287,087)

Net change in contract owners’ equity	1,899	25,416	398	121,936	35,564	15,331	(8,095,100)	753,795
Contract owners’ equity beginning of period	28,822	3,406	300,608	178,672	40,536	25,205	93,411,273	92,657,478

Contract owners’ equity end of period	$30,721	28,822	301,006	300,608	76,100	40,536	85,316,173	93,411,273

CHANGES IN UNITS:
Beginning units	273	35	2,643	1,671	329	220	106,143	120,329
Units purchased	46	262	600	2,767	313	776	12,591	15,682
Units redeemed	(25)	(24)	(743)	(1,795)	(57)	(667)	(25,815)	(29,868)

Ending units	294	273	2,500	2,643	585	329	92,919	106,143

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GBF		GBF4		CAF4		GVIDA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$12,070	11,650	491,753	550,815	2,676	(589)	51,393	40,658
Realized gain (loss) on investments	588	2,899	163,673	171,824	874,450	748,830	(299,586)	(499,174)
Change in unrealized gain (loss) on investments	19,744	(13,108)	640,142	(560,890)	(1,067,622)	2,312,769	43,513	1,060,869
Reinvested capital gains	1,649	19,538	58,024	832,303	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,051	20,979	1,353,592	994,052	(190,496)	3,061,010	(204,680)	602,353

Equity transactions:
Purchase payments received from contract owners	152,909	120,460	2,215,998	2,750,831	1,896,021	1,627,018	518,085	663,462
Transfers between funds (note 5)	(18)	(1)	121,811	(25,803)	31,648	(48,960)	(1)	(17)
Surrenders and Death Benefits (notes 3 and note 5)	(135,878)	(63,706)	(5,513,181)	(3,896,029)	(2,337,315)	(2,557,541)	(372,886)	(562,231)
Net policy repayments (loans) (note 4)	(4)	(845)	206,437	167,542	84,079	(59,702)	4,398	(35,125)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(61,315)	(66,325)	(1,581,494)	(1,706,953)	(1,470,086)	(1,504,520)	(348,770)	(451,634)
Adjustments to maintain reserves	(1)	9,321	47,899	(45,480)	(61,825)	(10,427)	582	3,546

Net equity transactions	(44,307)	(1,096)	(4,502,530)	(2,755,892)	(1,857,478)	(2,554,132)	(198,592)	(381,999)

Net change in contract owners’ equity	(10,256)	19,883	(3,148,938)	(1,761,840)	(2,047,974)	506,878	(403,272)	220,354
Contract owners’ equity beginning of period	533,778	513,895	22,409,933	24,171,773	18,922,510	18,415,632	4,832,410	4,612,056

Contract owners’ equity end of period	$523,522	533,778	19,260,995	22,409,933	16,874,536	18,922,510	4,429,138	4,832,410

CHANGES IN UNITS:
Beginning units	4,003	4,008	52,763	59,941	122,486	140,849	28,338	30,827
Units purchased	1,198	1,129	7,958	9,726	15,056	15,593	3,538	4,533
Units redeemed	(1,513)	(1,134)	(20,876)	(16,904)	(28,581)	(33,956)	(4,645)	(7,022)

Ending units	3,688	4,003	39,845	52,763	108,961	122,486	27,231	28,338

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$145	-	130	21	31,933	22,238	754,884	637,807
Realized gain (loss) on investments	(80)	-	66	6	56,261	68,983	680,447	(1,662,381)
Change in unrealized gain (loss) on investments	(603)	-	(992)	653	(51,864)	(12,488)	(1,665,477)	5,397,352
Reinvested capital gains	24	-	12	10	5,199	3,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(514)	-	(784)	690	41,529	82,369	(230,146)	4,372,778

Equity transactions:
Purchase payments received from contract owners	22,236	-	5,288	7,169	1,810,736	827,923	4,408,527	5,385,602
Transfers between funds (note 5)	-	-	-	-	-	-	32,012	701,163
Surrenders and Death Benefits (notes 3 and note 5)	-	-	(6,697)	-	(288,215)	(376,377)	(4,504,807)	(5,413,600)
Net policy repayments (loans) (note 4)	-	-	-	-	(5,795)	56,966	994,419	(209,110)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(2,935)	-	(1,068)	(157)	(260,407)	(244,202)	(3,721,746)	(3,620,481)
Adjustments to maintain reserves	47	-	(73)	(18)	671	(1,104)	(30,414)	99,251

Net equity transactions	19,348	-	(2,550)	6,994	1,256,990	263,206	(2,822,009)	(3,057,175)

Net change in contract owners’ equity	18,834	-	(3,334)	7,684	1,298,519	345,575	(3,052,155)	1,315,603
Contract owners’ equity beginning of period	-	-	8,777	1,093	1,636,040	1,290,465	45,817,656	44,502,053

Contract owners’ equity end of period	$18,834	-	5,443	8,777	2,934,559	1,636,040	42,765,501	45,817,656

CHANGES IN UNITS:
Beginning units	-	-	65	9	12,238	10,112	185,044	199,162
Units purchased	172	-	38	57	14,498	7,151	26,965	37,332
Units redeemed	(23)	-	(62)	(1)	(5,207)	(5,025)	(36,810)	(51,450)

Ending units	149	-	41	65	21,529	12,238	175,199	185,044

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDMA		GVDMC		MCIF		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$313,805	279,330	35,008	25,166	2,495	17,474	10,330	1,022
Realized gain (loss) on investments	(1,020,211)	(1,262,392)	(21,331)	(21,798)	12,405	(77,096)	68,801	53,903
Change in unrealized gain (loss) on investments	70,792	3,763,692	15,658	149,136	(192,844)	817,995	(253,959)	156,839
Reinvested capital gains	-	-	-	-	57,038	3,631	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(635,614)	2,780,630	29,335	152,504	(120,906)	762,004	(174,828)	211,764

Equity transactions:
Purchase payments received from contract owners	2,830,196	3,671,891	243,226	567,665	874,678	552,235	279,635	329,928
Transfers between funds (note 5)	251	18	-	-	474	(6)	101	(18)
Surrenders and Death Benefits (notes 3 and note 5)	(2,868,890)	(3,740,861)	(104,418)	(47,735)	(583,799)	(733,902)	(200,724)	(313,718)
Net policy repayments (loans) (note 4)	(168,465)	(378,572)	(9,430)	(7,387)	(31,203)	(6,112)	(15,639)	(19,740)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,990,897)	(2,162,292)	(147,478)	(143,126)	(226,064)	(219,730)	(145,292)	(149,237)
Adjustments to maintain reserves	(487)	110,204	(777)	(549)	(786)	(18,807)	45	2,350

Net equity transactions	(2,198,292)	(2,499,612)	(18,877)	368,868	33,300	(426,322)	(81,874)	(150,435)

Net change in contract owners’ equity	(2,833,906)	281,018	10,458	521,372	(87,606)	335,682	(256,702)	61,329
Contract owners’ equity beginning of period	24,880,243	24,599,225	2,174,740	1,653,368	3,542,110	3,206,428	1,790,751	1,729,422

Contract owners’ equity end of period	$22,046,337	24,880,243	2,185,198	2,174,740	3,454,504	3,542,110	1,534,049	1,790,751

CHANGES IN UNITS:
Beginning units	146,811	163,399	13,771	11,111	15,092	16,859	19,096	20,886
Units purchased	17,967	25,694	1,608	4,108	3,675	2,848	3,320	4,274
Units redeemed	(31,177)	(42,282)	(1,561)	(1,448)	(3,309)	(4,615)	(4,237)	(6,064)

Ending units	133,601	146,811	13,818	13,771	15,458	15,092	18,179	19,096

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDIV3		GVDIV4		NVMLG1		NVMLV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$210,103	273,501	203,353	289,089	(27,636)	(19,330)	6,672	(5,138)
Realized gain (loss) on investments	(1,745,861)	(2,111,772)	(529,043)	(201,574)	200,078	213,513	(6,309)	181,070
Change in unrealized gain (loss) on investments	(1,151,542)	2,705,522	(2,291,995)	767,139	(235,679)	144,784	(308,570)	(105,088)
Reinvested capital gains	-	-	-	-	-	197,422	90,261	74,832

Net increase (decrease) in contract owners’ equity resulting from operations	(2,687,300)	867,251	(2,617,685)	854,654	(63,237)	536,389	(217,946)	145,676

Equity transactions:
Purchase payments received from contract owners	1,926,866	2,535,624	325,945	251,420	533,612	2,985,360	345,510	2,130,002
Transfers between funds (note 5)	(86,592)	(525,404)	(101,002)	(74,396)	7	(55)	(43)	(2)
Surrenders and Death Benefits (notes 3 and note 5)	(1,876,435)	(2,149,386)	(2,026,072)	(2,692,743)	(589,470)	(587,041)	(493,250)	(504,673)
Net policy repayments (loans) (note 4)	105,585	66,400	112,244	15,250	(1,598)	(4,117)	(3,791)	(14,735)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,126,581)	(1,136,365)	(1,221,862)	(1,337,746)	(309,387)	(271,775)	(227,334)	(201,967)
Adjustments to maintain reserves	(2,866)	20,384	(55,177)	(29,374)	(42,781)	(119,724)	25,030	66,109

Net equity transactions	(1,060,023)	(1,188,747)	(2,965,924)	(3,867,589)	(409,617)	2,002,648	(353,878)	1,474,734

Net change in contract owners’ equity	(3,747,323)	(321,496)	(5,583,609)	(3,012,935)	(472,854)	2,539,037	(571,824)	1,620,410
Contract owners’ equity beginning of period	17,400,156	17,721,652	18,119,961	21,132,896	4,096,325	1,557,288	3,032,512	1,412,102

Contract owners’ equity end of period	$13,652,833	17,400,156	12,536,352	18,119,961	3,623,471	4,096,325	2,460,688	3,032,512

CHANGES IN UNITS:
Beginning units	122,147	127,317	37,983	47,692	40,292	19,082	30,780	17,619
Units purchased	21,774	27,640	801	1,019	6,127	31,056	4,491	21,835
Units redeemed	(29,410)	(32,810)	(8,194)	(10,728)	(9,350)	(9,846)	(8,521)	(8,674)

Ending units	114,511	122,147	30,590	37,983	37,069	40,292	26,750	30,780

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMV2		SCGF		SCVF4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(245,829)	(275,342)	5,163	30,969	(14,874)	(12,098)	(30,740)	(10,089)
Realized gain (loss) on investments	2,577,810	2,360,475	153,922	142,859	(62,118)	(81,581)	(527,365)	(1,417,048)
Change in unrealized gain (loss) on investments	(4,480,472)	9,075,049	(332,963)	474,245	57,534	500,097	(454,656)	5,600,868
Reinvested capital gains	-	-	21,404	242,982	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,148,491)	11,160,182	(152,474)	891,055	(19,458)	406,418	(1,012,761)	4,173,731

Equity transactions:
Purchase payments received from contract owners	3,099,268	3,558,105	365,713	385,950	338,402	374,055	1,346,429	1,481,435
Transfers between funds (note 5)	28,862	(385,803)	9	(5)	79	-	(22,610)	(206,775)
Surrenders and Death Benefits (notes 3 and note 5)	(5,512,057)	(7,497,565)	(441,468)	(646,556)	(362,652)	(168,677)	(1,902,926)	(3,112,897)
Net policy repayments (loans) (note 4)	114,639	(80,663)	(39,196)	(31,794)	(8,110)	(8,138)	16,412	(47,642)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(3,253,019)	(3,386,269)	(412,947)	(444,612)	(118,360)	(99,578)	(1,273,393)	(1,361,692)
Adjustments to maintain reserves	(79,051)	(224,393)	(44)	(1,319)	(204)	1,227	(44,937)	40,314

Net equity transactions	(5,601,358)	(8,016,588)	(527,933)	(738,336)	(150,845)	98,889	(1,881,025)	(3,207,257)

Net change in contract owners’ equity	(7,749,849)	3,143,594	(680,407)	152,719	(170,303)	505,307	(2,893,786)	966,474
Contract owners’ equity beginning of period	51,780,950	48,637,356	5,424,440	5,271,721	2,115,386	1,610,079	19,180,175	18,213,701

Contract owners’ equity end of period	$44,031,101	51,780,950	4,744,033	5,424,440	1,945,083	2,115,386	16,286,389	19,180,175

CHANGES IN UNITS:
Beginning units	360,069	428,454	52,421	60,511	13,293	12,896	88,987	105,222
Units purchased	29,635	39,838	4,276	4,856	2,326	2,481	8,693	10,178
Units redeemed	(75,293)	(108,223)	(9,424)	(12,946)	(3,032)	(2,084)	(18,137)	(26,413)

Ending units	314,411	360,069	47,273	52,421	12,587	13,293	79,543	88,987

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCF4		MSBF		GVEX4		NVSTB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,723)	(60,801)	65,730	99,871	1,337,960	1,336,438	17,015	8,892
Realized gain (loss) on investments	(924,147)	(1,878,004)	(45,963)	(64,150)	1,593,999	(2,804,052)	2,431	2,603
Change in unrealized gain (loss) on investments	(115,685)	5,847,540	66,732	129,317	(1,346,361)	17,522,189	(13,059)	7,714
Reinvested capital gains	-	-	-	-	-	-	-	2,641

Net increase (decrease) in contract owners’ equity resulting from operations	(1,048,555)	3,908,735	86,499	165,038	1,585,598	16,054,575	6,387	21,850

Equity transactions:
Purchase payments received from contract owners	1,471,075	1,411,895	325,251	520,126	11,293,565	11,872,055	1,300,952	544,197
Transfers between funds (note 5)	(213,942)	(87,099)	134	-	(135,249)	(806,452)	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(1,941,984)	(3,075,165)	(236,062)	(335,354)	(13,183,394)	(14,247,403)	(534,397)	(330,834)
Net policy repayments (loans) (note 4)	(84,440)	(29,287)	(65,677)	(12,449)	122,377	1,030	14,349	1,948
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,398,327)	(1,460,793)	(152,496)	(136,892)	(11,065,393)	(11,333,741)	(142,755)	(113,470)
Adjustments to maintain reserves	(112,468)	5,164	262	40,919	(290,426)	(2,824)	(92)	49,130

Net equity transactions	(2,280,086)	(3,235,285)	(128,588)	76,350	(13,258,520)	(14,517,335)	638,057	150,971

Net change in contract owners’ equity	(3,328,641)	673,450	(42,089)	241,388	(11,672,922)	1,537,240	644,444	172,821
Contract owners’ equity beginning of period	18,870,454	18,197,004	1,776,573	1,535,185	127,700,930	126,163,690	1,424,080	1,251,259

Contract owners’ equity end of period	$15,541,813	18,870,454	1,734,484	1,776,573	116,028,008	127,700,930	2,068,524	1,424,080

CHANGES IN UNITS:
Beginning units	84,028	102,250	10,261	9,975	292,943	331,907	13,296	11,884
Units purchased	9,104	10,540	2,069	3,528	28,832	39,709	12,774	5,822
Units redeemed	(19,507)	(28,762)	(2,570)	(3,242)	(60,914)	(78,673)	(6,863)	(4,410)

Ending units	73,625	84,028	9,760	10,261	260,861	292,943	19,207	13,296

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVOLG1		NVTIV3		EIF4		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$72,793	(31,160)	3,303	1,132	117,685	137,315	5,637	37,728
Realized gain (loss) on investments	193,752	38,563	(930)	473	(107,742)	(268,396)	215,062	167,852
Change in unrealized gain (loss) on investments	(2,878,260)	328,630	(22,892)	(6,633)	(418,586)	2,342,436	(39,860)	336,912
Reinvested capital gains	327,407	27,050	184	11,242	-	-	14,207	265,495

Net increase (decrease) in contract owners’ equity resulting from operations	(2,284,308)	363,083	(20,335)	6,214	(408,643)	2,211,355	195,046	807,987

Equity transactions:
Purchase payments received from contract owners	6,443,252	90,494,535	103,243	103,084	1,358,780	1,312,916	489,724	711,158
Transfers between funds (note 5)	(1,623,924)	12,948,735	-	-	(71,153)	(325,059)	8	1
Surrenders and Death Benefits (notes 3 and note 5)	(14,158,824)	(1,370,862)	(10,329)	(27,230)	(1,485,109)	(2,249,308)	(572,457)	(606,410)
Net policy repayments (loans) (note 4)	17,516	(18,275)	318	(2,458)	11,891	32,640	(26,019)	(4,964)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(6,947,248)	(468,541)	(5,491)	(4,926)	(1,188,584)	(1,258,172)	(238,293)	(266,727)
Adjustments to maintain reserves	(115,644)	12,638	(52,515)	82	(53,484)	(43,548)	(36)	(14,351)

Net equity transactions	(16,384,872)	101,598,230	35,226	68,552	(1,427,659)	(2,530,531)	(347,073)	(181,293)

Net change in contract owners’ equity	(18,669,180)	101,961,313	14,891	74,766	(1,836,302)	(319,176)	(152,027)	626,694
Contract owners’ equity beginning of period	102,054,160	92,847	86,309	11,543	16,393,684	16,712,860	3,492,111	2,865,417

Contract owners’ equity end of period	$83,384,980	102,054,160	101,200	86,309	14,557,382	16,393,684	3,340,084	3,492,111

CHANGES IN UNITS:
Beginning units	543,621	389	639	89	91,133	106,165	37,019	39,256
Units purchased	45,379	557,433	341	818	10,101	11,468	5,622	9,196
Units redeemed	(129,838)	(14,201)	(117)	(268)	(18,772)	(26,500)	(9,157)	(11,433)

Ending units	459,162	543,621	863	639	82,462	91,133	33,484	37,019

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SAM4		ALVGIA		ALVSVA		ACVIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(255,115)	(329,800)	10,819	(12,727)	(5,598)	(6,269)	11,146	10,431
Realized gain (loss) on investments	-	-	(222,657)	(324,806)	124,961	(375,768)	(83,284)	(92,887)
Change in unrealized gain (loss) on investments	-	-	301,601	541,326	(378,869)	1,029,870	105,273	247,817
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(255,115)	(329,800)	89,763	203,793	(259,506)	647,833	33,135	165,361

Equity transactions:
Purchase payments received from contract owners	19,393,057	21,629,718	164,503	238,986	588,490	1,249,865	150,323	184,988
Transfers between funds (note 5)	919,087	883,091	(58)	-	69	11	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(20,506,127)	(27,101,336)	(368,333)	(330,916)	(855,360)	(1,113,344)	(137,692)	(186,999)
Net policy repayments (loans) (note 4)	201,860	(522,696)	(7,379)	1,733	3,136	(17,013)	(5,689)	1,482
Redemptions to pay cost of insurance charges and administration charges (note 5)	(5,718,495)	(6,981,006)	(206,575)	(184,892)	(237,672)	(225,299)	(104,288)	(109,511)
Adjustments to maintain reserves	1,676,164	(64,349)	202	1,967	(1,819)	69,337	(155)	6,393

Net equity transactions	(4,034,454)	(12,156,578)	(417,640)	(273,122)	(503,156)	(36,443)	(97,501)	(103,647)

Net change in contract owners’ equity	(4,289,569)	(12,486,378)	(327,877)	(69,329)	(762,662)	611,390	(64,366)	61,714
Contract owners’ equity beginning of period	46,585,485	59,071,863	1,832,879	1,902,208	3,360,793	2,749,403	1,364,008	1,302,294

Contract owners’ equity end of period	$42,295,916	46,585,485	1,505,002	1,832,879	2,598,131	3,360,793	1,299,642	1,364,008

CHANGES IN UNITS:
Beginning units	205,359	261,369	12,005	13,714	11,808	11,860	8,751	9,279
Units purchased	97,577	112,916	1,227	2,020	2,069	4,371	1,097	1,516
Units redeemed	(114,381)	(168,926)	(3,862)	(3,729)	(4,425)	(4,423)	(1,410)	(2,044)

Ending units	188,555	205,359	9,370	12,005	9,452	11,808	8,438	8,751

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVIP2		ACVI		ACVI3		ACVMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$106,849	29,849	3,204	7,658	-	-	5,404	12,133
Realized gain (loss) on investments	33,878	21,223	29,150	(70,474)	-	3	85,654	55,865
Change in unrealized gain (loss) on investments	154,741	81,166	(75,161)	108,757	-	(4)	(127,132)	70,089
Reinvested capital gains	37,133	-	-	-	-	-	23,513	-

Net increase (decrease) in contract owners’ equity resulting from operations	332,601	132,238	(42,807)	45,941	-	(1)	(12,561)	138,087

Equity transactions:
Purchase payments received from contract owners	685,070	922,711	117,688	68,611	-	-	211,574	452,056
Transfers between funds (note 5)	100	(3)	30	-	-	-	3	-
Surrenders and Death Benefits (notes 3 and note 5)	(406,073)	(606,049)	(113,472)	(159,683)	-	(140)	(280,116)	(329,718)
Net policy repayments (loans) (note 4)	(37,997)	(53,660)	(147)	(2,515)	-	16	(3,146)	(14,442)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(216,969)	(204,693)	(18,068)	(22,932)	-		(52,920)	(52,240)
Adjustments to maintain reserves	637	1,127	(786)	7,352	-	125	68	(1,590)

Net equity transactions	24,768	59,433	(14,755)	(109,167)	-	1	(124,537)	54,066

Net change in contract owners’ equity	357,369	191,671	(57,562)	(63,226)	-	-	(137,098)	192,153
Contract owners’ equity beginning of period	3,077,359	2,885,688	384,270	447,496	-	-	936,472	744,319

Contract owners’ equity end of period	$3,434,728	3,077,359	326,708	384,270	-	-	799,374	936,472

CHANGES IN UNITS:
Beginning units	18,942	17,921	442	544	-	-	6,248	5,878
Units purchased	4,277	6,114	145	60	-	2	1,518	3,444
Units redeemed	(4,471)	(5,093)	(141)	(162)	-	(2)	(2,357)	(3,074)

Ending units	18,748	18,942	446	442	-	-	5,409	6,248

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVVS1		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(272)	(56)	-	46,274	(1)	(3)	(6,602)	(8,607)
Realized gain (loss) on investments	5,243	12,849	-	(1,049,441)	41	631	(464,869)	(823,129)
Change in unrealized gain (loss) on investments	(3,800)	(5,859)	-	1,529,786	(48)	(130)	479,054	2,123,470
Reinvested capital gains	-	-	-	-	-	-	15,684	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,171	6,934	-	526,619	(8)	498	23,267	1,291,734

Equity transactions:
Purchase payments received from contract owners	3,489	7,390	-	489,808	-	-	875,370	1,485,540
Transfers between funds (note 5)	63	(5)	-	(1)	-	-	36	1
Surrenders and Death Benefits (notes 3 and note 5)	(16,660)	(77,168)	-	(6,322,761)	-	(11,559)	(796,957)	(1,067,489)
Net policy repayments (loans) (note 4)	(50)	(4,949)	-	(48,121)	-	-	(43,327)	(31,388)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(6,799)	(5,592)	-	(338,514)	(46)	(77)	(469,911)	(466,092)
Adjustments to maintain reserves	116	(5,145)	-	(24,327)	(88)	(8)	433	10,665

Net equity transactions	(19,841)	(85,469)	-	(6,243,916)	(134)	(11,644)	(434,356)	(68,763)

Net change in contract owners’ equity	(18,670)	(78,535)	-	(5,717,297)	(142)	(11,146)	(411,089)	1,222,971
Contract owners’ equity beginning of period	58,406	136,941	-	5,717,297	261	11,407	6,547,508	5,324,537

Contract owners’ equity end of period	$39,736	58,406	-	-	119	261	6,136,419	6,547,508

CHANGES IN UNITS:
Beginning units	61	391	-	39,978	2	107	30,428	30,885
Units purchased	4	9	-	4,342	-	-	4,885	7,554
Units redeemed	(22)	(339)	-	(44,320)	(1)	(105)	(6,441)	(8,011)

Ending units	43	61	-	-	1	2	28,872	30,428

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DCAP		DSC		FVCA2P		FQB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,596	35,522	(715)	455	10	124	130,795	122,566
Realized gain (loss) on investments	(75,084)	(103,908)	16,109	(46,571)	5,339	(5,415)	73,919	49,114
Change in unrealized gain (loss) on investments	257,955	395,981	(43,716)	76,890	(11,797)	19,159	(157,053)	48,516
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	207,467	327,595	(28,322)	30,774	(6,448)	13,868	47,661	220,196

Equity transactions:
Purchase payments received from contract owners	496,270	443,761	129,150	223,182	11,077	62,129	610,822	1,665,490
Transfers between funds (note 5)	42	-	-	-	(1)	-	16	(8)
Surrenders and Death Benefits (notes 3 and note 5)	(535,661)	(505,104)	(88,527)	(128,534)	(8,661)	(47,696)	(572,613)	(1,450,625)
Net policy repayments (loans) (note 4)	(3,472)	(10,093)	(139)	(3,351)	(223)	1,121	(15,243)	(7,567)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(203,706)	(208,415)	(15,068)	(13,808)	(12,639)	(22,180)	(273,470)	(281,438)
Adjustments to maintain reserves	(219)	(517)	644	6,858	411	463	910	(20,262)

Net equity transactions	(246,746)	(280,368)	26,060	84,347	(10,036)	(6,163)	(249,578)	(94,410)

Net change in contract owners’ equity	(39,279)	47,227	(2,262)	115,121	(16,484)	7,705	(201,917)	125,786
Contract owners’ equity beginning of period	2,519,668	2,472,441	247,232	132,111	114,355	106,650	2,961,969	2,836,183

Contract owners’ equity end of period	$2,480,389	2,519,668	244,970	247,232	97,871	114,355	2,760,052	2,961,969

CHANGES IN UNITS:
Beginning units	17,801	19,586	1,459	1,120	728	767	18,478	17,378
Units purchased	2,455	3,527	852	1,326	97	484	3,715	8,030
Units redeemed	(5,032)	(5,312)	(487)	(987)	(169)	(523)	(5,391)	(6,930)

Ending units	15,224	17,801	1,824	1,459	656	728	16,802	18,478

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FEIP		FHIP		FAMP		FCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,590,371	1,002,180	562,422	676,710	452,279	365,305	-	(510,183)
Realized gain (loss) on investments	628,526	(3,733,075)	(222,932)	(316,890)	693,363	57,973	-	(7,358,272)
Change in unrealized gain (loss) on investments	(1,793,745)	14,227,109	(9,648)	869,716	(2,241,784)	3,687,749	-	20,727,132
Reinvested capital gains	-	-	-	-	152,346	169,675	-	32

Net increase (decrease) in contract owners’ equity resulting from operations	425,152	11,496,214	329,842	1,229,536	(943,796)	4,280,702	-	12,858,709

Equity transactions:
Purchase payments received from contract owners	7,002,382	7,661,609	523,221	994,363	2,630,647	2,927,901	-	6,650,679
Transfers between funds (note 5)	220,503	26,997	102,928	18,284	(135,280)	(94,619)	-	(12,478,401)
Surrenders and Death Benefits (notes 3 and note 5)	(10,790,147)	(11,310,241)	(1,288,907)	(1,911,475)	(3,235,041)	(3,422,610)	-	(98,406,389)
Net policy repayments (loans) (note 4)	296,329	10,422	63,844	99,920	64,324	(5,410)	-	(92,817)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(7,223,216)	(7,404,198)	(750,556)	(807,088)	(2,957,154)	(2,959,143)	-	(6,495,493)
Adjustments to maintain reserves	96,638	(53,658)	37,147	(17,792)	21,991	(240,821)	-	(75,942)

Net equity transactions	(10,397,511)	(11,069,069)	(1,312,323)	(1,623,788)	(3,610,513)	(3,794,702)	-	(110,898,363)

Net change in contract owners’ equity	(9,972,359)	427,145	(982,481)	(394,252)	(4,554,309)	486,000	-	(98,039,654)
Contract owners’ equity beginning of period	88,957,490	88,530,345	9,770,982	10,165,234	34,802,694	34,316,694	-	98,039,654

Contract owners’ equity end of period	$78,985,131	88,957,490	8,788,501	9,770,982	30,248,385	34,802,694	-	-

CHANGES IN UNITS:
Beginning units	194,717	222,747	24,846	30,990	80,861	91,759	-	264,822
Units purchased	19,793	25,523	781	1,229	8,303	9,983	-	24,052
Units redeemed	(45,391)	(53,553)	(5,273)	(7,373)	(16,897)	(20,881)	-	(288,874)

Ending units	169,119	194,717	20,354	24,846	72,267	80,861	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FNRS2		FEIS		FF10S		FF20S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,819	(5,337)	66,241	34,629	10,072	9,057	22,686	23,415
Realized gain (loss) on investments	(66,383)	(347,020)	(184,808)	(182,599)	(7,015)	(30,884)	(44,654)	(32,172)
Change in unrealized gain (loss) on investments	(73,023)	592,942	131,782	615,777	(12,498)	64,628	(13,255)	184,876
Reinvested capital gains	-	-	-	-	3,705	9,803	6,332	11,750

Net increase (decrease) in contract owners’ equity resulting from operations	(136,587)	240,585	13,215	467,807	(5,736)	52,604	(28,891)	187,869

Equity transactions:
Purchase payments received from contract owners	815,681	535,823	719,323	703,524	198,006	387,987	163,924	458,329
Transfers between funds (note 5)	(20)	-	(12)	(30)	-	-	(2)	-
Surrenders and Death Benefits (notes 3 and note 5)	(418,237)	(586,098)	(338,914)	(273,573)	(64,971)	(117,387)	30,638	(70,502)
Net policy repayments (loans) (note 4)	5,362	(14,342)	(29,787)	(13,812)	(27)	(89)	(54,036)	(5,369)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(161,386)	(147,648)	(340,036)	(358,298)	(59,081)	(38,946)	(136,714)	(84,881)
Adjustments to maintain reserves	(219)	(3,629)	-	(1,640)	(54)	126	(125)	484

Net equity transactions	241,181	(215,894)	10,574	56,171	73,873	231,691	3,685	298,061

Net change in contract owners’ equity	104,594	24,691	23,789	523,978	68,137	284,295	(25,206)	485,930
Contract owners’ equity beginning of period	1,637,235	1,612,544	3,738,461	3,214,483	650,703	366,408	1,681,298	1,195,368

Contract owners’ equity end of period	$1,741,829	1,637,235	3,762,250	3,738,461	718,840	650,703	1,656,092	1,681,298

CHANGES IN UNITS:
Beginning units	9,261	10,790	25,901	25,434	4,999	3,157	12,878	10,411
Units purchased	4,534	3,955	5,191	5,717	1,512	3,165	1,811	3,804
Units redeemed	(3,326)	(5,484)	(5,054)	(5,250)	(932)	(1,323)	(1,764)	(1,337)

Ending units	10,469	9,261	26,038	25,901	5,579	4,999	12,925	12,878

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF30S		FGP		FGS		FHIPR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$16,323	14,447	(220,634)	(361,021)	(11,164)	(11,279)	274,764	320,863
Realized gain (loss) on investments	(61,109)	(102,539)	1,929,130	(5,453,925)	32,310	(14,229)	391,611	42,752
Change in unrealized gain (loss) on investments	295	232,711	(2,046,462)	28,575,162	(38,004)	459,143	(511,229)	177,945
Reinvested capital gains	3,818	8,656	394,663	361,248	7,970	6,915	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,673)	153,275	56,697	23,121,464	(8,888)	440,550	155,146	541,560

Equity transactions:
Purchase payments received from contract owners	304,059	251,175	11,149,713	10,716,033	337,090	372,542	1,208,560	2,296,099
Transfers between funds (note 5)	19	3	(120,269)	(631,222)	(3)	4	(4)	(4)
Surrenders and Death Benefits (notes 3 and note 5)	(173,782)	(215,930)	(14,525,886)	(14,265,469)	(218,403)	(139,502)	(1,422,324)	(1,767,031)
Net policy repayments (loans) (note 4)	242	(5,813)	423,129	(138,120)	(8,106)	(8,318)	(28,774)	(24,189)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(64,842)	(52,894)	(10,286,045)	(10,296,877)	(210,651)	(206,634)	(429,323)	(375,784)
Adjustments to maintain reserves	(131)	304	(438,498)	(102,965)	(9)	1,592	(2,851)	13,346

Net equity transactions	65,565	(23,155)	(13,797,856)	(14,718,620)	(100,082)	19,684	(674,716)	142,437

Net change in contract owners’ equity	24,892	130,120	(13,741,159)	8,402,844	(108,970)	460,234	(519,570)	683,997
Contract owners’ equity beginning of period	1,238,180	1,108,060	118,054,719	109,651,875	2,314,800	1,854,566	4,763,162	4,079,165

Contract owners’ equity end of period	$1,263,072	1,238,180	104,313,560	118,054,719	2,205,830	2,314,800	4,243,592	4,763,162

CHANGES IN UNITS:
Beginning units	9,590	9,881	287,279	333,190	15,750	15,534	40,155	38,892
Units purchased	2,356	2,079	31,393	39,585	2,412	3,132	10,368	21,983
Units redeemed	(1,820)	(2,370)	(68,325)	(85,496)	(3,062)	(2,916)	(15,899)	(20,720)

Ending units	10,126	9,590	250,347	287,279	15,100	15,750	34,624	40,155

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FIGBP		FIGBS		FMCS		FOP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$913,559	1,055,625	37,214	39,806	(71,569)	(52,092)	113,971	121,950
Realized gain (loss) on investments	377,223	157,802	6,784	11,105	(132,584)	(535,042)	820,588	981,138
Change in unrealized gain (loss) on investments	124,587	1,017,148	8,017	25,160	(1,287,143)	3,625,725	(3,565,883)	723,446
Reinvested capital gains	953,740	395,611	39,131	15,792	20,467	40,942	29,933	30,156

Net increase (decrease) in contract owners’ equity resulting from operations	2,369,109	2,626,186	91,146	91,863	(1,470,829)	3,079,533	(2,601,391)	1,856,690

Equity transactions:
Purchase payments received from contract owners	4,549,654	5,731,427	241,964	241,084	1,324,906	2,610,931	609,061	1,122,654
Transfers between funds (note 5)	650,414	158,785	-	4	325	(1)	(37,880)	(37,637)
Surrenders and Death Benefits (notes 3 and note 5)	(6,459,313)	(6,656,180)	(126,841)	(83,000)	(2,459,305)	(2,404,178)	(1,938,211)	(2,873,761)
Net policy repayments (loans) (note 4)	44,934	(285,492)	(6,025)	(10,882)	13,058	(96,816)	19,012	75,125
Redemptions to pay cost of insurance charges and administration charges (note 5)	(3,038,816)	(3,181,601)	(118,861)	(121,814)	(805,353)	(836,753)	(1,188,430)	(1,314,662)
Adjustments to maintain reserves	21,405	113,851	82	1,213	1,422	55,693	(102,171)	(11,696)

Net equity transactions	(4,231,722)	(4,119,210)	(9,681)	26,605	(1,924,947)	(671,124)	(2,638,619)	(3,039,977)

Net change in contract owners’ equity	(1,862,613)	(1,493,024)	81,465	118,468	(3,395,776)	2,408,409	(5,240,010)	(1,183,287)
Contract owners’ equity beginning of period	36,991,612	38,484,636	1,436,819	1,318,351	14,145,259	11,736,850	17,060,462	18,243,749

Contract owners’ equity end of period	$35,128,999	36,991,612	1,518,284	1,436,819	10,749,483	14,145,259	11,820,452	17,060,462

CHANGES IN UNITS:
Beginning units	114,694	128,777	10,358	10,156	39,764	44,102	42,101	55,221
Units purchased	17,504	25,339	1,780	1,990	4,877	7,864	1,375	3,544
Units redeemed	(33,241)	(39,422)	(1,852)	(1,788)	(10,243)	(12,202)	(9,417)	(16,664)

Ending units	98,957	114,694	10,286	10,358	34,398	39,764	34,059	42,101

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FOPR		FOS		FOSR		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$176,924	173,594	300	395	14,157	13,056	3,617	(6,100)
Realized gain (loss) on investments	(688,428)	(551,861)	(5,597)	(916)	(88,027)	(107,239)	3,551	(474,135)
Change in unrealized gain (loss) on investments	(3,308,252)	2,970,641	(7,295)	8,727	(364,106)	353,134	(219,724)	974,276
Reinvested capital gains	42,428	42,042	140	140	4,336	4,224	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,777,328)	2,634,416	(12,452)	8,346	(433,640)	263,175	(212,556)	494,041

Equity transactions:
Purchase payments received from contract owners	2,262,845	3,015,714	1,699	1,581	361,998	435,381	195,020	860,372
Transfers between funds (note 5)	(590,689)	879,449	-	-	(3)	(14)	51	-
Surrenders and Death Benefits (notes 3 and note 5)	(1,827,784)	(3,730,399)	(7,313)	(834)	(31,460)	(138,374)	(385,729)	(777,961)
Net policy repayments (loans) (note 4)	46,375	54,059	635	(873)	(7,004)	(2,227)	(1,670)	(13,093)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,441,221)	(1,473,397)	(8,740)	(9,372)	(192,527)	(199,582)	(152,567)	(154,782)
Adjustments to maintain reserves	2,021	(6,899)	(72)	(50)	(4)	(29)	449	(4,813)

Net equity transactions	(1,548,453)	(1,261,473)	(13,791)	(9,548)	131,000	95,155	(344,446)	(90,277)

Net change in contract owners’ equity	(5,325,781)	1,372,943	(26,243)	(1,202)	(302,640)	358,330	(557,002)	403,764
Contract owners’ equity beginning of period	23,802,040	22,429,097	79,202	80,404	2,426,107	2,067,777	2,499,009	2,095,245

Contract owners’ equity end of period	$18,476,259	23,802,040	52,959	79,202	2,123,467	2,426,107	1,942,007	2,499,009

CHANGES IN UNITS:
Beginning units	136,711	149,431	403	458	17,337	16,574	9,259	10,974
Units purchased	24,093	27,368	13	16	3,825	3,915	829	2,584
Units redeemed	(27,863)	(40,088)	(88)	(71)	(2,675)	(3,152)	(2,207)	(4,299)

Ending units	132,941	136,711	328	403	18,487	17,337	7,881	9,259

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVRDI		FTVSVI		FTVDM3		TIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$61,282	59,069	12,257	14,514	7,494	24,627	17,808	18,566
Realized gain (loss) on investments	460,941	(243,395)	(295,163)	(419,307)	109,377	(493,983)	(108,502)	(43,945)
Change in unrealized gain (loss) on investments	(165,596)	1,325,159	33,240	1,857,992	(583,603)	918,057	(57,736)	125,113
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	356,627	1,140,833	(249,666)	1,453,199	(466,732)	448,701	(148,430)	99,734

Equity transactions:
Purchase payments received from contract owners	1,640,173	1,773,789	844,443	1,083,121	302,063	1,070,413	208,849	215,516
Transfers between funds (note 5)	131	18	51	1	21	23	66	-
Surrenders and Death Benefits (notes 3 and note 5)	(1,935,807)	(1,639,754)	(1,405,014)	(1,600,297)	(586,016)	(874,537)	(196,595)	(215,945)
Net policy repayments (loans) (note 4)	(45,950)	9,473	13,275	(69,884)	6,109	(48,944)	6,315	2,050
Redemptions to pay cost of insurance charges and administration charges (note 5)	(504,646)	(523,092)	(411,650)	(446,910)	(200,131)	(205,399)	(135,070)	(116,367)
Adjustments to maintain reserves	188	295	(1,051)	(55,970)	29	5,215	(648)	1,751

Net equity transactions	(845,911)	(379,271)	(959,946)	(1,089,939)	(477,925)	(53,229)	(117,083)	(112,995)

Net change in contract owners’ equity	(489,284)	761,562	(1,209,612)	363,260	(944,657)	395,472	(265,513)	(13,261)
Contract owners’ equity beginning of period	6,896,501	6,134,939	6,363,695	6,000,435	3,151,548	2,756,076	1,423,155	1,436,416

Contract owners’ equity end of period	$6,407,217	6,896,501	5,154,083	6,363,695	2,206,891	3,151,548	1,157,642	1,423,155

CHANGES IN UNITS:
Beginning units	37,619	39,612	24,769	30,252	16,171	16,508	2,683	2,527
Units purchased	8,452	11,373	4,188	4,719	1,946	6,704	159	677
Units redeemed	(14,307)	(13,366)	(7,898)	(10,202)	(4,565)	(7,041)	(687)	(521)

Ending units	31,764	37,619	21,059	24,769	13,552	16,171	2,155	2,683

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVGI3		FTVFA2		AMTB		AMINS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$124,901	15,078	(350)	968	289,417	493,522	122	199
Realized gain (loss) on investments	36,648	34,408	542	374	(362,410)	(394,240)	61	103
Change in unrealized gain (loss) on investments	(224,219)	221,104	(2,851)	4,165	58,015	416,512	(447)	45
Reinvested capital gains	16,705	5,560	-	5	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,965)	276,150	(2,659)	5,512	(14,978)	515,794	(264)	347

Equity transactions:
Purchase payments received from contract owners	682,354	647,813	840	50,061	1,166,087	2,241,628	1,666	858
Transfers between funds (note 5)	-	(1)	-	-	137,051	372,302	1	-
Surrenders and Death Benefits (notes 3 and note 5)	(351,687)	(436,230)	(23,283)	(1,531)	(2,258,148)	(2,755,660)	(195)	(5)
Net policy repayments (loans) (note 4)	(9,407)	(8,755)	-	-	(21,749)	(65,105)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(162,937)	(126,984)	(4,372)	(3,784)	(969,973)	(1,018,197)	(1,112)	(1,014)
Adjustments to maintain reserves	74	(37,032)	(72)	814	9,449	8,190	3	123

Net equity transactions	158,397	38,811	(26,887)	45,560	(1,937,283)	(1,216,842)	363	(38)

Net change in contract owners’ equity	112,432	314,961	(29,546)	51,072	(1,952,261)	(701,048)	99	309
Contract owners’ equity beginning of period	2,391,162	2,076,201	59,120	8,048	10,703,567	11,404,615	1,767	1,458

Contract owners’ equity end of period	$2,503,594	2,391,162	29,574	59,120	8,751,306	10,703,567	1,866	1,767

CHANGES IN UNITS:
Beginning units	13,949	13,754	631	94	48,811	54,523	14	15
Units purchased	4,021	4,126	11	590	6,503	11,910	14	9
Units redeemed	(3,140)	(3,931)	(319)	(53)	(17,081)	(17,622)	(11)	(10)

Ending units	14,830	13,949	323	631	38,233	48,811	17	14

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMCG		AMTP		AMFAS		AMSRS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,041)	(1,298)	(19,131)	1,988	(3,801)	(3,814)	(2,218)	(3,749)
Realized gain (loss) on investments	9,986	25,413	187,828	188,983	(22,697)	(81,051)	(14,182)	(105,182)
Change in unrealized gain (loss) on investments	(8,855)	26,247	(530,192)	291,017	21,625	178,424	(11,958)	220,948
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(910)	50,362	(361,495)	481,988	(4,873)	93,559	(28,358)	112,017

Equity transactions:
Purchase payments received from contract owners	27,930	191,563	874,306	244,215	163,482	140,570	116,311	113,382
Transfers between funds (note 5)	95	1	5,070	(176)	(19)	-	10	1
Surrenders and Death Benefits (notes 3 and note 5)	(4,709)	(72,911)	(1,068,585)	(490,151)	(274,423)	(176,033)	(50,495)	(187,968)
Net policy repayments (loans) (note 4)	(70)	376	4,064	(5,617)	1,326	(145)	(6,067)	(6,293)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(30,645)	(22,160)	(266,378)	(181,721)	(61,840)	(52,542)	(43,681)	(38,950)
Adjustments to maintain reserves	(43)	196	41,187	(54,960)	150	(3,215)	(199)	(39,272)

Net equity transactions	(7,442)	97,065	(410,336)	(488,410)	(171,324)	(91,365)	15,879	(159,100)

Net change in contract owners’ equity	(8,352)	147,427	(771,831)	(6,422)	(176,197)	2,194	(12,479)	(47,083)
Contract owners’ equity beginning of period	306,411	158,984	3,519,068	3,525,490	644,400	642,206	615,873	662,956

Contract owners’ equity end of period	$298,059	306,411	2,747,237	3,519,068	468,203	644,400	603,394	615,873

CHANGES IN UNITS:
Beginning units	611	203	4,584	5,536	3,754	4,775	2,757	3,912
Units purchased	31	474	459	851	946	711	469	588
Units redeemed	(32)	(66)	(1,012)	(1,803)	(1,874)	(1,732)	(504)	(1,743)

Ending units	610	611	4,031	4,584	2,826	3,754	2,722	2,757

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

		OVGR		OVGS3		OVGS		OVHI3
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	-	(17,213)	45,078	51,181	11,037	12,948	28,212	13,922
Realized gain (loss) on investments		-	165,181	(111,728)	(250,835)	(73,808)	(64,221)	(40,146)	(92,496)
Change in unrealized gain (loss) on investments		-	90,266	(669,652)	1,342,417	(43,979)	287,100	2,785	116,131
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	238,234	(736,302)	1,142,763	(106,750)	235,827	(9,149)	37,557

Equity transactions:
Purchase payments received from contract owners		-	549,601	982,027	1,232,359	40,617	242,469	64,051	77,076
Transfers between funds (note 5)		-	(6)	(7)	(12)	72	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)		-	(4,123,563)	(517,201)	(790,469)	(364,645)	(317,083)	(18,834)	(19,751)
Net policy repayments (loans) (note 4)		-	(7,348)	(69,182)	(83,487)	(9,722)	850	(4,108)	4,279
Redemptions to pay cost of insurance charges and administration charges (note 5)		-	(284,366)	(603,254)	(637,362)	(112,599)	(116,555)	(23,389)	(19,308)
Adjustments to maintain reserves		-	(8,787)	(241)	(16,718)	(1,407)	(4,067)	28	(1,473)

Net equity transactions		-	(3,874,469)	(207,858)	(295,689)	(447,684)	(194,386)	17,748	40,823

Net change in contract owners’ equity		-	(3,636,235)	(944,160)	847,074	(554,434)	41,441	8,599	78,380
Contract owners’ equity beginning of period		-	3,636,235	8,618,236	7,771,162	1,734,031	1,692,590	333,513	255,133

Contract owners’ equity end of period	$	-	-	7,674,076	8,618,236	1,179,597	1,734,031	342,112	333,513

CHANGES IN UNITS:
Beginning units		-	31,241	55,968	58,101	4,265	4,877	11,550	10,062
Units purchased		-	5,288	8,328	9,902	159	313	2,420	3,341
Units redeemed		-	(36,529)	(9,568)	(12,035)	(1,243)	(925)	(1,808)	(1,853)

Ending units		-	-	54,728	55,968	3,181	4,265	12,162	11,550

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

		OVHI		OVGI		OVSC		PMVFBA
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	16,316	6,733	3,219	8,871	(426)	28	2,763	958
Realized gain (loss) on investments		9,411	(82,605)	(47,580)	(68,182)	(39,188)	(87,862)	7,450	782
Change in unrealized gain (loss) on investments		(24,257)	94,039	19,654	384,759	10,925	377,595	5,261	10,343
Reinvested capital gains		-	-	-	-	-	-	712	1,694

Net increase (decrease) in contract owners’ equity resulting from operations		1,470	18,167	(24,707)	325,448	(28,689)	289,761	16,186	13,777

Equity transactions:
Purchase payments received from contract owners		83,163	116,062	239,499	297,096	106,520	135,650	76,827	159,572
Transfers between funds (note 5)		(37)	-	-	-	2	4	-	-
Surrenders and Death Benefits (notes 3 and note 5)		(152,339)	(33,129)	(346,786)	(261,469)	(338,499)	(342,574)	(71,256)	(37,349)
Net policy repayments (loans) (note 4)		(4,360)	(1,801)	(22,208)	(12,161)	5,194	21,861	568	(4,099)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(29,256)	(23,708)	(180,258)	(193,575)	(94,435)	(104,183)	(14,152)	(12,372)
Adjustments to maintain reserves		35	184	(61)	(10,155)	(1,149)	(9,439)	(8)	8,050

Net equity transactions		(102,794)	57,608	(309,814)	(180,264)	(322,367)	(298,681)	(8,021)	113,802

Net change in contract owners’ equity		(101,324)	75,775	(334,521)	145,184	(351,056)	(8,920)	8,165	127,579
Contract owners’ equity beginning of period		196,701	120,926	2,470,139	2,324,955	1,460,218	1,469,138	216,825	89,246

Contract owners’ equity end of period	$	95,377	196,701	2,135,618	2,470,139	1,109,162	1,460,218	224,990	216,825

CHANGES IN UNITS:
Beginning units		2,190	2,287	17,422	18,999	6,244	7,566	1,829	818
Units purchased		346	487	1,865	2,605	533	1,033	650	1,567
Units redeemed		(1,132)	(584)	(4,185)	(4,182)	(1,766)	(2,355)	(717)	(556)

Ending units		1,404	2,190	15,102	17,422	5,011	6,244	1,762	1,829

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

		PMVLDA		PMVTRA		PVGIB		PVTIGB
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	5,589	5,138	3,491	-	1,435	1,561	2,246	2,988
Realized gain (loss) on investments		8,041	3,824	(106)	-	1,642	(29,906)	3,909	5,280
Change in unrealized gain (loss) on investments		(10,994)	10,490	(8,425)	-	(13,603)	48,421	(20,814)	1,158
Reinvested capital gains		-	2,042	6,356	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,636	21,494	1,316	-	(10,526)	20,076	(14,659)	9,426

Equity transactions:
Purchase payments received from contract owners		275,063	825,166	191,076	-	80,536	82,712	2,329	6,527
Transfers between funds (note 5)		-	-	270,951	-	(1)	-	-	(1)
Surrenders and Death Benefits (notes 3 and note 5)		(263,308)	(287,039)	-	-	(39,962)	(37,870)	(11,349)	(20,719)
Net policy repayments (loans) (note 4)		(36,169)	(10,015)	206	-	1,248	(129)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)		(61,968)	(39,313)	(5,894)	-	(34,654)	(19,863)	(4,971)	(5,262)
Adjustments to maintain reserves		38	(3,339)	(272,395)	-	(122)	486	307	151

Net equity transactions		(86,344)	485,460	183,944	-	7,045	25,336	(13,684)	(19,304)

Net change in contract owners’ equity		(83,708)	506,954	185,260	-	(3,481)	45,412	(28,343)	(9,878)
Contract owners’ equity beginning of period		644,991	138,037	-	-	201,131	155,719	97,886	107,764

Contract owners’ equity end of period	$	561,283	644,991	185,260	-	197,650	201,131	69,543	97,886

CHANGES IN UNITS:
Beginning units		5,616	1,256	-	-	1,468	1,290	337	383
Units purchased		2,477	7,432	1,882	-	254	696	2	5
Units redeemed		(3,223)	(3,072)	(40)	-	(225)	(518)	(65)	(51)

Ending units		4,870	5,616	1,842	-	1,497	1,468	274	337

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

		PVTVB		AVBVI		AVCA		AVCDI
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	(5,297)	8,376	512	(54)	(1,672)	(15)	(9,664)	(8,861)
Realized gain (loss) on investments		13,376	122,620	27,018	31,477	(11,644)	(22,615)	(29,054)	(166,634)
Change in unrealized gain (loss) on investments		(185,424)	(21,479)	(32,159)	(15,843)	(12,666)	56,694	(64,878)	378,374
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(177,345)	109,517	(4,629)	15,580	(25,982)	34,064	(103,596)	202,879

Equity transactions:
Purchase payments received from contract owners		498,924	173,483	15,855	43,699	66,168	55,192	104,216	82,594
Transfers between funds (note 5)		-	2	(4)	-	-	(5)	-	-
Surrenders and Death Benefits (notes 3 and note 5)		(100,112)	(768,653)	(55,941)	(86,297)	(26,227)	(49,585)	(47,476)	(187,701)
Net policy repayments (loans) (note 4)		1,582	(33,407)	(49)	(4,556)	(718)	140	(4,098)	(10,168)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(42,188)	(40,882)	(8,623)	(11,047)	(27,978)	(29,733)	(63,231)	(58,452)
Adjustments to maintain reserves		296	4,469	(239)	261	(362)	3,353	2,456	(3,394)

Net equity transactions		358,502	(664,988)	(49,001)	(57,940)	10,883	(20,638)	(8,133)	(177,121)

Net change in contract owners’ equity		181,157	(555,471)	(53,630)	(42,360)	(15,099)	13,426	(111,729)	25,758
Contract owners’ equity beginning of period		551,898	1,107,369	207,824	250,184	280,976	267,550	1,306,644	1,280,886

Contract owners’ equity end of period	$	733,055	551,898	154,194	207,824	265,877	280,976	1,194,915	1,306,644

CHANGES IN UNITS:
Beginning units		2,813	4,172	271	323	2,003	2,200	6,860	7,877
Units purchased		1,590	1,091	29	53	526	502	688	523
Units redeemed		(516)	(2,450)	(122)	(105)	(452)	(699)	(752)	(1,540)

Ending units		3,887	2,813	178	271	2,077	2,003	6,796	6,860

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

		TRBCG2		TREI2		TRHS2		TRLT2
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	-	(7,715)	-	9,690	(1,261)	(49)	-	16
Realized gain (loss) on investments		-	75,314	-	(128,155)	5,364	1,967	-	7
Change in unrealized gain (loss) on investments		-	101,389	-	329,815	(16,605)	(319)	-	(2)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	168,988	-	211,350	(12,502)	1,599	-	21

Equity transactions:
Purchase payments received from contract owners		-	292,515	-	290,913	352,617	66,153	-	-
Transfers between funds (note 5)		-	(17)	-	-	10	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)		-	(1,539,868)	-	(2,244,524)	(71,386)	(25,965)	-	-
Net policy repayments (loans) (note 4)		-	(152)	-	(6,750)	(305)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)		-	(78,651)	-	(134,924)	(21,012)	(410)	-	-
Adjustments to maintain reserves		-	154	-	3,810	34	32	-	(21)

Net equity transactions		-	(1,326,019)	-	(2,091,475)	259,958	39,810	-	(21)

Net change in contract owners’ equity		-	(1,157,031)	-	(1,880,125)	247,456	41,409	-	-
Contract owners’ equity beginning of period		-	1,157,031	-	1,880,125	41,409	-	-	-

Contract owners’ equity end of period	$	-	-	-	-	288,865	41,409	-	-

CHANGES IN UNITS:
Beginning units		-	10,571	-	18,737	391	-	-	-
Units purchased		-	2,891	-	3,123	2,904	659	-	-
Units redeemed		-	(13,462)	-	(21,860)	(808)	(268)	-	-

Ending units		-	-	-	-	2,487	391	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

		VWBFR		VWBF		VWEMR		VWEM
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	337,166	147,193	249,162	115,599	72,756	(533)	82,362	10,154
Realized gain (loss) on investments		(4,341)	(15,653)	21,648	(30,001)	(285,739)	(1,957,566)	(1,108,009)	(2,941,033)
Change in unrealized gain (loss) on investments		(94,592)	117,225	(93,464)	111,366	(3,616,807)	5,253,940	(2,893,798)	6,629,324
Reinvested capital gains		91,314	-	68,157	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		329,547	248,765	245,503	196,964	(3,829,790)	3,295,841	(3,919,445)	3,698,445

Equity transactions:
Purchase payments received from contract owners		526,682	545,605	170,171	277,908	1,335,531	1,651,190	390,424	865,807
Transfers between funds (note 5)		280,550	96,204	(1,011)	(461)	(155,414)	(239,108)	(49,753)	(98,784)
Surrenders and Death Benefits (notes 3 and note 5)		(556,177)	(850,878)	(414,336)	(742,432)	(1,358,459)	(2,140,080)	(1,911,356)	(3,512,897)
Net policy repayments (loans) (note 4)		(29,979)	(37,993)	5,245	7,363	49,497	(90,379)	(250,812)	(93,779)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(363,361)	(347,797)	(290,115)	(259,674)	(778,970)	(793,820)	(674,229)	(772,894)
Adjustments to maintain reserves		(647)	(53,488)	9,041	(6,040)	5,053	(32,646)	(70,463)	18,402

Net equity transactions		(142,932)	(648,347)	(521,005)	(723,336)	(902,762)	(1,644,843)	(2,566,189)	(3,594,145)

Net change in contract owners’ equity		186,615	(399,582)	(275,502)	(526,372)	(4,732,552)	1,650,998	(6,485,634)	104,300
Contract owners’ equity beginning of period		4,550,582	4,950,164	3,398,403	3,924,775	15,560,212	13,909,214	17,173,355	17,069,055

Contract owners’ equity end of period	$	4,737,197	4,550,582	3,122,901	3,398,403	10,827,660	15,560,212	10,687,721	17,173,355

CHANGES IN UNITS:
Beginning units		22,637	26,836	6,861	8,890	41,617	46,050	29,643	36,924
Units purchased		3,834	4,497	164	310	6,934	7,097	529	1,329
Units redeemed		(5,895)	(8,696)	(1,333)	(2,339)	(8,643)	(11,530)	(5,508)	(8,610)

Ending units		20,576	22,637	5,692	6,861	39,908	41,617	24,664	29,643

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

		VWHAR		VWHA		VVEI		VVHYB
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	93,372	(26,687)	46,756	(16,539)	24,966	31,005	80,329	66,194
Realized gain (loss) on investments		(70,152)	38,787	259,419	33,589	(76,502)	(80,816)	(22,764)	(12,107)
Change in unrealized gain (loss) on investments		(2,407,123)	3,017,437	(1,551,175)	1,710,175	215,623	261,612	14,057	66,330
Reinvested capital gains		170,145	-	94,646	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(2,213,758)	3,029,537	(1,150,354)	1,727,225	164,087	211,801	71,622	120,417

Equity transactions:
Purchase payments received from contract owners		1,424,559	2,038,394	515,454	1,128,172	235,960	298,651	194,780	235,045
Transfers between funds (note 5)		214,891	591,607	2,723	(2,631)	(13)	(1)	-	(1)
Surrenders and Death Benefits (notes 3 and note 5)		(1,984,800)	(1,307,858)	(1,029,282)	(1,204,279)	(163,706)	(111,060)	(156,873)	(68,057)
Net policy repayments (loans) (note 4)		(62,341)	(110,008)	(43,479)	(2,503)	(12,981)	(4,875)	(3,211)	(1,478)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(636,434)	(555,091)	(467,357)	(321,353)	(152,671)	(164,553)	(103,914)	(106,117)
Adjustments to maintain reserves		(3,200)	(58,600)	(4,877)	(24,000)	19	1,275	75	922

Net equity transactions		(1,047,325)	598,444	(1,026,818)	(426,594)	(93,392)	19,437	(69,143)	60,314

Net change in contract owners’ equity		(3,261,083)	3,627,981	(2,177,172)	1,300,631	70,695	231,238	2,479	180,731
Contract owners’ equity beginning of period		13,941,416	10,313,435	7,875,356	6,574,725	1,797,857	1,566,619	1,233,721	1,052,990

Contract owners’ equity end of period	$	10,680,333	13,941,416	5,698,184	7,875,356	1,868,552	1,797,857	1,236,200	1,233,721

CHANGES IN UNITS:
Beginning units		29,000	27,655	7,256	8,720	11,762	11,643	7,735	7,329
Units purchased		4,347	7,489	222	556	1,536	2,252	1,305	1,848
Units redeemed		(7,232)	(6,144)	(1,989)	(2,020)	(2,106)	(2,133)	(1,723)	(1,442)

Ending units		26,115	29,000	5,489	7,256	11,192	11,762	7,317	7,735

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

		VVMCI		VVHGB		WRASP		SVDF
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	2,054	(742)	27,892	30,072	1,786	1,247	(7,118)	(5,313)
Realized gain (loss) on investments		(120,676)	(119,483)	16,642	16,076	37,090	(2,774)	50,117	87,689
Change in unrealized gain (loss) on investments		32,131	803,479	21,075	15,607	(53,731)	38,115	(51,738)	168,329
Reinvested capital gains		-	-	10,592	2,011	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(86,491)	683,254	76,201	63,766	(14,855)	36,588	(8,739)	250,705

Equity transactions:
Purchase payments received from contract owners		454,484	535,100	151,249	205,871	145,595	332,711	171,382	397,301
Transfers between funds (note 5)		(42)	(4)	(1)	(1)	-	-	737	-
Surrenders and Death Benefits (notes 3 and note 5)		(260,571)	(208,520)	(141,192)	(190,216)	(277,978)	(12,567)	(16,853)	(253,639)
Net policy repayments (loans) (note 4)		(20,762)	(9,315)	(3,810)	220	10,547	(43,808)	(236)	173
Redemptions to pay cost of insurance charges and administration charges (note 5)		(283,079)	(279,916)	(109,476)	(114,008)	(33,155)	(28,159)	(49,635)	(40,935)
Adjustments to maintain reserves		(28)	709	100	614	(20)	25,640	(21,176)	(2,149)

Net equity transactions		(109,998)	38,054	(103,130)	(97,520)	(155,011)	273,817	84,219	100,751

Net change in contract owners’ equity		(196,489)	721,308	(26,929)	(33,754)	(169,866)	310,405	75,480	351,456
Contract owners’ equity beginning of period		3,497,838	2,776,530	1,183,581	1,217,335	468,991	158,586	1,009,951	658,495

Contract owners’ equity end of period	$	3,301,349	3,497,838	1,156,652	1,183,581	299,125	468,991	1,085,431	1,009,951

CHANGES IN UNITS:
Beginning units		17,134	16,890	8,615	9,346	3,652	1,332	4,693	3,356
Units purchased		2,581	3,104	1,364	2,081	1,230	3,179	658	3,070
Units redeemed		(3,050)	(2,860)	(2,084)	(2,812)	(2,353)	(859)	(306)	(1,733)

Ending units		16,665	17,134	7,895	8,615	2,529	3,652	5,045	4,693

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SVOF		WFVSCG		NVAGF3		NVAGF6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,435)	810	(765)	(429)	3,781	11,762	13,621	21,248
Realized gain (loss) on investments	83,314	41,993	3,882	5,795	(20,362)	3,882	(43,524)	1,739
Change in unrealized gain (loss) on investments	(107,486)	67,354	(11,623)	5,168	13,140	(11,095)	17,533	(13,862)
Reinvested capital gains	-	-	-	-	5,599	4,974	20,831	9,160

Net increase (decrease) in contract owners’ equity resulting from operations	(26,607)	110,157	(8,506)	10,534	2,158	9,523	8,461	18,285

Equity transactions:
Purchase payments received from contract owners	130,182	47,670	83,272	54,693	2,262	153,439	2,623	247,126
Transfers between funds (note 5)	1,525	-	-	-	-	-	(142,370)	118,009
Surrenders and Death Benefits (notes 3 and note 5)	(102,158)	(160,321)	(21,186)	(45,203)	(237,915)	(33,419)	(297,548)	(36,232)
Net policy repayments (loans) (note 4)	1,551	3,244	43	(1,027)	263	(2,860)	(160)	(953)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(40,703)	(42,416)	(8,860)	(3,872)	(2,086)	(11,306)	(3,633)	(9,222)
Adjustments to maintain reserves	(19,338)	(9,784)	(89)	(1,184)	(89)	137	(551)	1,305

Net equity transactions	(28,941)	(161,607)	53,180	3,407	(237,565)	105,991	(441,639)	320,033

Net change in contract owners’ equity	(55,548)	(51,450)	44,674	13,941	(235,407)	115,514	(433,178)	338,318
Contract owners’ equity beginning of period	498,872	550,322	57,683	43,742	235,407	119,893	433,178	94,860

Contract owners’ equity end of period	$443,324	498,872	102,357	57,683	-	235,407	-	433,178

CHANGES IN UNITS:
Beginning units	1,056	1,478	349	333	1,926	1,055	487	87
Units purchased	213	173	487	370	28	1,345	3	568
Units redeemed	(210)	(595)	(182)	(354)	(1,954)	(474)	(490)	(168)

Ending units	1,059	1,056	654	349	-	1,926	-	487

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVGU1		GVGU		BF4		JARLCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	2,173	-	5,604	-	-	-	44
Realized gain (loss) on investments	-	(212,617)	-	(378,484)	-	-	-	8,146
Change in unrealized gain (loss) on investments	-	195,297	-	336,335	-	-	-	(5,723)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(15,147)	-	(36,545)	-	-	-	2,467

Equity transactions:
Purchase payments received from contract owners	-	78,898	-	31,901	-	452	-	-
Transfers between funds (note 5)	-	2	-	-	-	(12,761)	-	-
Surrenders and Death Benefits (notes 3 and note 5)	-	(416,985)	-	(1,031,366)	-	7	-	(29,108)
Net policy repayments (loans) (note 4)	-	4	-	(3,680)	-	441	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(7,047)	-	(25,876)	-	12,444	-	(602)
Adjustments to maintain reserves	-	(69,319)	-	(6,819)	-	(583)	-	366

Net equity transactions	-	(414,447)	-	(1,035,840)	-	-	-	(29,344)

Net change in contract owners’ equity	-	(429,594)	-	(1,072,385)	-	-	-	(26,877)
Contract owners’ equity beginning of period	-	429,594	-	1,072,385	-	-	-	26,877

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	645	-	6,858	-	-	-	19
Units purchased	-	5	-	238	-	2	-	-
Units redeemed	-	(650)	-	(7,096)	-	(2)	-	(19)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MLSZB		GVGF1		GVGH1		SGRF4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	218	-	417	-	-
Realized gain (loss) on investments	-	-	-	(11,120)	-	(15,792)	-	-
Change in unrealized gain (loss) on investments	-	-	-	13,780	-	20,291	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	2,878	-	4,916	-	-

Equity transactions:
Purchase payments received from contract owners	-	-	-	6,318	-	62,895	-	3,222
Transfers between funds (note 5)	-	(112)	-	-	-	-	-	(17,204)
Surrenders and Death Benefits (notes 3 and note 5)	-	-	-	(170,552)	-	(359,163)	-	310
Net policy repayments (loans) (note 4)	-	106	-	134	-	2,102	-	1,945
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	56	-	(3,354)	-	(4,191)	-	5,977
Adjustments to maintain reserves	-	(50)	-	418	-	387	-	5,750

Net equity transactions	-	-	-	(167,036)	-	(297,970)	-	-

Net change in contract owners’ equity	-	-	-	(164,158)	-	(293,054)	-	-
Contract owners’ equity beginning of period	-	-	-	164,158	-	293,054	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	964	-	1,036	-	-
Units purchased	-	-	-	8	-	45	-	27
Units redeemed	-	-	-	(972)	-	(1,081)	-	(27)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC		GVUG1		WSCP		VWRER
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(570)	-	(2,707)	-	-	-	(1)
Realized gain (loss) on investments	-	9,447	-	(243,619)	-	-	-	-
Change in unrealized gain (loss) on investments	-	(1,666)	-	303,183	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	7,211	-	56,857	-	-	-	(1)

Equity transactions:
Purchase payments received from contract owners	-	50,215	-	29,506	-	-	-	1,064
Transfers between funds (note 5)	-	-	-	-	-	-	-	(9,103)
Surrenders and Death Benefits (notes 3 and note 5)	-	(294,801)	-	(1,231,834)	-	-	-	10,537
Net policy repayments (loans) (note 4)	-	(1,979)	-	(3,617)	-	-	-	54
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(4,535)	-	(29,055)	-	-	-	(1,879)
Adjustments to maintain reserves	-	(1,387)	-	1,036	-	-	-	(672)

Net equity transactions	-	(252,487)	-	(1,233,964)	-	-	-	1

Net change in contract owners’ equity	-	(245,276)	-	(1,177,107)	-	-	-	-
Contract owners’ equity beginning of period	-	245,276	-	1,177,107	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	578	-	7,453	-	-	-	-
Units purchased	-	166	-	228	-	-	-	1
Units redeemed	-	(744)	-	(7,681)	-	-	-	(1)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWRE		GVGFS		GVGHS		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	322	-	345	-	(1,311)
Realized gain (loss) on investments	-	-	-	79,677	-	(11,251)	-	(14,032)
Change in unrealized gain (loss) on investments	-	-	-	(73,748)	-	16,799	-	30,615
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	6,251	-	5,893	-	15,272

Equity transactions:
Purchase payments received from contract owners	-	15	-	42,355	-	18,125	-	136,738
Transfers between funds (note 5)	-	13	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)	-	(30)	-	(380,897)	-	(440,922)	-	(678,861)
Net policy repayments (loans) (note 4)	-	-	-	39	-	(8,113)	-	(3,447)
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(20,536)	-	(6,846)	-	(10,141)	-	(18,293)
Adjustments to maintain reserves	-	9,800	-	(42)	-	(8,345)	-	(6,094)

Net equity transactions	-	(10,738)	-	(345,391)	-	(449,396)	-	(569,957)

Net change in contract owners’ equity	-	(10,738)	-	(339,140)	-	(443,503)	-	(554,685)
Contract owners’ equity beginning of period	-	10,738	-	339,140	-	443,503	-	554,685

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	3,182	-	4,136	-	5,068
Units purchased	-	-	-	109	-	205	-	1,344
Units redeemed	-	-	-	(3,291)	-	(4,341)	-	(6,412)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FALF
	2011	2010
Investment activity:
Net investment income (loss)	$-	744
Realized gain (loss) on investments	-	(9,161)
Change in unrealized gain (loss) on investments	-	10,081
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,664

Equity transactions:
Purchase payments received from contract owners	-	4,002
Transfers between funds (note 5)	-	-

Surrenders and Death Benefits (notes 3 and note 5)	-	(47,257)
Net policy repayments (loans) (note 4)	-	67
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(1,732)
Adjustments to maintain reserves	-	182

Net equity transactions	-	(44,738)

Net change in contract owners’ equity	-	(43,074)
Contract owners’ equity beginning of period	-	43,074

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	389
Units purchased	-	39
Units redeemed	-	(428)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011
(1) Organization

The Nationwide Provident VLI Separate Account 1 (the Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of the Pennsylvania Insurance Law. The Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.
On December 31, 2009 NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Value Series - Initial Class (MVFIC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)*
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Fund - Class IV (TRF4)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class IV (GBF4)
American Century NVIT Growth Fund - Class IV (CAF4)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT S&P 500 Index Fund - Class IV (GVEX4)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Money Market Fund - Class IV (SAM4)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Vista(SM) Fund - Class I (ACVVS1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Growth Portfolio - Initial Class (FGP)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Overseas Portfolio - Initial Class (FOP)
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
VIP Fund - Overseas Portfolio - Service Class (FOS)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Partners Portfolio - I Class Shares (AMTP)
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Non-Service Shares (OVHI)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
Putnam VT International Equity Fund - IB Shares (PVTIGB)
Putnam VT Voyager Fund - IB Shares (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
V.I. Basic Value Fund - Series I (AVBVI)
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Capital Development Fund - Series I (AVCDI)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
WELLS FARGO FUNDS
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
*At December 31, 2011, contract owners were not invested in the fund.
The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).
Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.
Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.
A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.
Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(2) Summary of Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Account in preparing the accompanying financial statements.
(a) Investment Valuation
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(b) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(c) Estimates
The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.
(d) Recently Issued Accounting Standards
FASB ASC 820 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.
Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(e) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(3) Death Benefits
Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Policy Loans
Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.
At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.
(5) Expenses and Related Party Transactions
(a) Deductions from Premiums
Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets.
For the period ended December 31, 2011 total front-end sales charge deductions were $3,263,618 and was recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.
For the periods ended December 31, 2011 and 2010, total transfers between the Account and the Company were $5,363,292 and $4,070,829, respectively. Transfers to and from the Account to the fixed account are included in either redemptions, or transfers between funds on the accompanying Statements of Changes in Contract Owners’ Equity.
(b) Mortality and Expense Charges
In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.
(c) Cost of Insurance
Each subaccount is also charged by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.
(d) Administrative Charges
Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges (current charges ranging from $3.25-$11.00; guaranteed maximum charges ranging from a flat fee of $16 to a range of $3.25 plus $0.015 per $1,000 of face amount to $12 plus $0.03 per $1,000 of face amount), (2) first year policy charges (current charges ranging from $5.00-$17.50; guaranteed maximum charges ranging from a flat fee of $5.00 to $17.50 or $17.50 plus an amount per $1,000 of Face Amount (ranging from $0-0.11 per $1,000 of face amount) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount).

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Optional monthly deductions for additional riders may be made for (1) disability waiver benefit rider which waives monthly deductions in the event of disability (current and guaranteed maximum charge ranging from $.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (current and guaranteed maximum charges range from 2% to 23.2% of agreed upon premium amount to an annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment. If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider (current charge of $.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider coverage amount per month), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual (current charges of $.06-$113.17 per $1,000 of rider coverage; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider Coverage amount per month), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid (current and guaranteed maximum charges are $.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk; no maximum amount is guaranteed), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk; no maximum amount is guaranteed), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy (current charges ranging from $.03-$.15 per $1,000 of rider coverage; guaranteed maximum charge ranging from $0.03 - $2.75 per $1,000 of Rider coverage amount per month).
A face amount increase charge is made upon an increase in face amount (current charges are as low as $0.00; guaranteed maximum charges range from $50-$300 plus $0-$3 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the Statements of Changes in Contract Owner’s Equity and are assessed against each policy by liquidating units.
The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.
If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).
A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owner’s Equity and are assessed against each policy by liquidating units. Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.
The Company made a daily asset charge against the assets of the Zero Coupon Bond 2007 Series Subaccount. The charge was to reimburse the Company for the transaction charge paid directly by the Company to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2007 Series Subaccount. The Company paid these amounts from general account assets. The amount of the asset charge currently was equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. The charge was cost based (taking into account the loss of interest) with no anticipated element of profit for the Company. These charges were included in the statements of changes in net assets and were assessed against each policy by liquidating units.
The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(6) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,102,492,288	$0	$0	$1,102,492,288
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares ( AASCO)	$605,406	$3,759,591
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II ( MLVGA2)	368,677	429,022
Stock Index Fund, Inc. - Initial Shares ( DSIF)	991,573	1,605,282
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS)	470,924	822,854
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS)	235,984	1,241,648
Janus Aspen Series - Global Technology Portfolio - Service II Shares ( JAGTS2)	241,767	325,012
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS)	91,140	125,253
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2)	777,096	1,770,412
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS)	396,174	1,127,663
Investors Growth Stock Series - Initial Class ( MIGIC)	211,466	234,562
Value Series - Initial Class ( MVFIC)	392,218	695,205
Variable Insurance Trust II - International Value Portfolio - Service Class ( MVIVSC)	550,680	62,555
Core Plus Fixed Income Portfolio - Class I ( MSVFI)	114,395	205,705
Emerging Markets Debt Portfolio - Class I ( MSEM)	270,900	210,856
U.S. Real Estate Portfolio - Class I ( MSVRE)	121,101	253,419
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1)	516,516	2,139,004
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2)	254,985	102,979

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

American Funds NVIT Bond Fund - Class II (GVABD2)	75,878	54,836
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	168,784	192,642
American Funds NVIT Growth Fund - Class II (GVAGR2)	180,093	231,181
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	31,792	27,861
Federated NVIT High Income Bond Fund - Class I (HIBF)	126,930	168,577
Federated NVIT High Income Bond Fund - Class III (HIBF3)	460,179	429,413
NVIT Emerging Markets Fund - Class I (GEM)	154,850	501,581
NVIT Emerging Markets Fund - Class III (GEM3)	425,012	1,217,735
NVIT International Equity Fund - Class III (GIG3)	160,972	63,912
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	120,814	210,156
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	697,393	2,940,245
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	141,839	12,787
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	95,314	233,934
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	13,576	958
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	54,767	362,554
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	341	13,233
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	164,193	34,420
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	168,515	109,338
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	5,610	2,665
NVIT Core Bond Fund - Class I (NVCBD1)	68,717	78,003
NVIT Core Plus Bond Fund - Class I (NVLCP1)	4,789	6,254
NVIT Fund - Class IV (TRF4)	4,478,138	12,388,410
NVIT Government Bond Fund - Class I (GBF)	138,422	168,984
NVIT Government Bond Fund - Class IV (GBF4)	2,297,114	6,333,871
American Century NVIT Growth Fund - Class IV (CAF4)	1,045,208	2,907,104
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	438,233	586,503
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	22,457	2,988
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	5,450	7,785
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,760,083	466,851
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,329,128	5,420,867
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,957,127	4,841,548
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	232,555	215,416
NVIT Mid Cap Index Fund - Class I (MCIF)	826,518	732,416
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	253,266	324,923
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,560,539	2,458,351
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	455,422	3,216,482
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	378,472	2,103,989
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,690,099	724,232
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,144,519	7,030,526
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	269,214	770,761
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	326,075	491,476
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	695,199	2,616,285
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	704,148	2,996,376
NVIT Multi-Sector Bond Fund - Class I (MSBF)	336,274	399,016
NVIT S&P 500 Index Fund - Class IV (GVEX4)	4,702,379	16,653,778
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,314,756	659,701
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,648,914	18,621,980
Templeton NVIT International Value Fund - Class III (NVTIV3)	108,018	16,811
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)	975,976	2,296,704
NVIT Real Estate Fund - Class I (NVRE1)	377,717	705,057
NVIT Money Market Fund - Class IV (SAM4)	11,719,647	16,043,984
VPS Growth and Income Portfolio - Class A (ALVGIA)	111,116	517,838
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	462,422	969,553
VP Income & Growth Fund - Class I (ACVIG)	127,735	210,136
VP Inflation Protection Fund - Class II (ACVIP2)	729,785	562,050
VP International Fund - Class I (ACVI)	127,760	142,605
VP International Fund - Class III (ACVI3)	-	-
VP Mid Cap Value Fund - Class I (ACVMV1)	202,734	298,533
VP Ultra(R) Fund - Class I (ACVU1)	4,842	24,272

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VP Value Fund - Class I (ACVV)	3,649	5,356
VP Vista(SM) Fund - Class I (ACVVS1)	2	167
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	647,144	1,070,558
Appreciation Portfolio - Initial Shares (DCAP)	396,188	624,055
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	131,669	107,010
Capital Appreciation Fund II - Primary Shares (FVCA2P)	10,393	21,018
Quality Bond Fund II - Primary Shares (FQB)	542,024	661,527
Equity-Income Portfolio - Initial Class (FEIP)	4,539,379	13,414,895
High Income Portfolio - Initial Class (FHIP)	1,034,118	1,776,498
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	1,986,430	4,998,047
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	85,940	170,354
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	718,622	474,716
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	555,509	477,829
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	212,506	124,893
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	245,512	212,821
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	317,083	231,385
VIP Fund - Growth Portfolio - Initial Class (FGP)	4,004,309	17,643,933
VIP Fund - Growth Portfolio - Service Class (FGS)	217,353	319,998
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	1,080,956	1,480,174
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)	5,076,137	7,452,288
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	255,770	189,009
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	848,551	2,825,294
VIP Fund - Overseas Portfolio - Initial Class (FOP)	475,020	2,993,705
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	2,178,443	3,595,634
VIP Fund - Overseas Portfolio - Service Class (FOS)	2,762	15,747
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	362,380	212,898
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	158,872	500,094
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,369,010	2,153,094
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	639,522	1,584,618
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	231,579	702,249
Templeton Foreign Securities Fund - Class 1 (TIF)	213,152	312,137
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	719,734	419,991
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	849	28,030
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,156,291	2,817,283
International Portfolio - S Class Shares (AMINS)	1,782	1,412
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	13,553	23,090
Partners Portfolio - I Class Shares (AMTP)	144,485	577,483
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	176,905	346,528
Socially Responsive Portfolio - I Class Shares (AMSRS)	106,509	92,777
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	1	190
Global Securities Fund/VA - Class 3 (OVGS3)	780,423	942,251
Global Securities Fund/VA - Non-Service Shares (OVGS)	88,084	525,217
High Income Fund/VA - Class 3 (OVHI3)	84,490	38,013
High Income Fund/VA - Non-Service Shares (OVHI)	100,652	187,122
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	166,369	473,216
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	92,597	414,268
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	80,206	84,773
Low Duration Portfolio - Administrative Class (PMVLDA)	262,815	343,686
Total Return Portfolio - Administrative Class (PMVTRA)	474,115	5,452
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	78,072	69,543
Putnam VT International Equity Fund - IB Shares (PVTIGB)	5,050	16,742
Putnam VT Voyager Fund - IB Shares (PVTVB)	487,934	135,066
V.I. Basic Value Fund - Series I (AVBVI)	16,948	64,409
V.I. Capital Appreciation Fund - Series I (AVCA)	60,330	50,831
V.I. Capital Development Fund - Series I (AVCDI)	102,792	123,104
Blue Chip Growth Portfolio - II (TRBCG2)	-	161
Equity Income Portfolio - II (TREI2)	2	291
Health Sciences Portfolio - II (TRHS2)	350,616	91,958
VIP Trust - Global Bond Fund: Class R1 (VWBFR)	1,180,315	896,763

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Trust - Global Bond Fund: Initial Class (VWBF)	430,797	641,674
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	1,180,244	2,066,975
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	368,305	2,851,551
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	1,477,069	2,277,070
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	599,798	1,492,773
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)	182,483	249,895
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)	225,493	213,913
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)	324,308	431,982
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)	162,404	226,871
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	151,620	304,890
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	170,303	100,801
Advantage VT Opportunity Fund - Class 2 (SVOF)	153,317	183,423
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	81,482	28,994
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	11,914	240,030
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)	36,592	444,036

Total	$99,716,853	$223,807,998

(7) Financial Highlights
The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
SmallCap Growth Portfolio - Class O Shares (AASCO)
2011	0.60% to 0.75%	112,712	$ 1,525.94 to $ 149.05	$22,501,240	0.00%	-3.76% to -3.90%
2010	0.60% to 0.75%	127,524	1,585.57 to $ 155.10	26,343,396	0.00%	24.54% to 24.36%
2009	0.60% to 0.75%	149,187	1,273.09 to 124.72	24,454,761	0.00%	44.64% to 44.42%
2008	0.60% to 0.75%	172,061	880.2 to 86.36	19,374,622	0.00%	-46.92% to -47%
2007	0.60% to 0.75%	183,894	1658.29 to 162.95	39,481,884	0.00%	16.54% to 16.36%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2011	0.75%	6,658	126.46	841,939	1.91%	-4.35%
2010	0.75%	7,341	132.20	970,493	1.81%	9.06%
2009	0.75%	3,470	121.22	420,625	2.38%	21.22%	****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.60% to 0.75%	8,566	1,717.43 to 169.53	2,308,774	2.26%	0.75% to 0.60%
2010	0.60% to 0.75%	11,918	1,704.65 to 168.52	2,840,838	2.69%	7.47% to 7.31%
2009	0.60% to 0.75%	12,140	1586.12 to 157.03	2,546,022	3.15%	24.83% to 24.64%
2008	0.60% to 0.75%	9,537	1270.61 to 125.99	1,400,772	2.83%	-16.56% to -16.69%
2007	0.60% to 0.75%	5,511	1522.83 to 151.22	1,032,293	2.32%	9.62% to 9.46%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.60% to 0.75%	19,604	1,596.76 to 157.38	3,524,879	0.24%	-7.50% to -7.64%
2010	0.60% to 0.75%	25,408	1,726.18 to 170.39	4,842,599	0.26%	5.84% to 5.68%
2009	0.60% to 0.75%	24,248	1630.89 to 161.22	4,355,169	0.02%	45.14% to 44.92%
2008	0.60% to 0.75%	19,072	1123.66 to 111.25	2,416,800	0.01%	-44.64% to -44.73%
2007	0.60% to 0.75%	17,297	2029.84 to 201.27	4,181,145	0.20%	35.81% to 35.61%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.65% to 0.75%	4,554	147.46 to 146.33	668,411	0.00%	-9.40% to -9.49%
2010	0.65% to 0.75%	5,088	162.75 to 161.67	824,618	0.00%	23.71% to 23.59%
2009	0.65% to 0.75%	5,013	131.56 to 130.82	657,526	0.00%	56.08% to 55.92%
2008	0.65% to 0.75%	4,559	84.29 to 83.9	383,203	0.09%	-44.26% to -44.32%
2007	0.65% to 0.75%	4,592	151.22 to 150.67	693,195	0.59%	20.96% to 20.84%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.60% to 0.75%	687	1,453.41 to 143.25	208,526	0.00%	-9.20% to -9.34%
2010	0.60% to 0.75%	845	1,600.72 to 158.00	263,500	0.00%	23.65% to 23.47%
2009	0.60% to 0.75%	797	1294.53 to 127.97	167,470	0.00%	55.96% to 55.72%
2008	0.60% to 0.75%	1,026	830.05 to 82.18	98,533	0.08%	-44.31% to -44.39%
2007	0.60% to 0.75%	1,416	1490.41 to 147.78	235,882	0.34%	20.97% to 20.78%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	0.60%	19	1414.58	26,877	1.15%	21.82%
2008	0.60% to 0.75%	1,151	1161.19 to 115.14	154,480	0.70%	-36.62% to -36.72%
2007	0.60% to 0.75%	1,135	1832.2 to 181.94	243,433	0.48%	5.49% to 5.34%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.65% to 0.75%	27,919	196.42 to 194.93	5,465,606	0.37%	-32.77% to -32.84%
2010	0.65% to 0.75%	31,882	292.18 to 290.24	9,288,177	0.58%	24.22% to 24.10%
2009	0.65% to 0.75%	33,537	235.21 to 233.88	7,869,144	0.45%	77.91% to 77.73%
2008	0.65% to 0.75%	32,523	132.21 to 131.59	4,290,799	2.99%	-52.52% to -52.57%
2007	0.65% to 0.75%	24,230	278.44 to 277.43	6,734,353	0.44%	27.24% to 27.11%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.60% to 0.75%	2,651	2,108.84 to 207.85	1,460,248	0.37%	-32.74% to -32.84%
2010	0.60% to 0.75%	4,134	3,135.45 to 309.49	3,125,971	0.58%	24.27% to 24.08%
2009	0.60% to 0.75%	3,810	2,523.11 to 249.42	2,631,286	0.47%	78.00% to 77.73%
2008	0.60% to 0.75%	4,620	1417.47 to 140.34	1,627,041	2.83%	-52.51% to -52.59%
2007	0.60% to 0.75%	5,892	2985.08 to 295.98	3,941,557	0.43%	27.25% to 27.06%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.60% to 0.75%	3,814	1,499.62 to 148.03	760,341	0.58%	-0.02% to -0.17%
2010	0.60% to 0.75%	3,983	1,499.96 to 148.28	786,900	0.52%	11.80% to 11.63%
2009	0.60% to 0.75%	4,471	1341.62 to 132.83	723,505	0.77%	38.72% to 38.51%
2008	0.60% to 0.75%	4,507	967.15 to 95.9	507,212	0.59%	-37.25% to -37.35%
2007	0.60% to 0.75%	4,862	1541.29 to 153.05	862,693	0.32%	10.69% to 10.52%
Value Series - Initial Class (MVFIC)
2011	0.60% to 0.75%	12,708	1,730.27 to 170.79	2,582,973	1.45%	-0.90% to -1.05%
2010	0.60% to 0.75%	14,394	1,745.94 to 172.60	2,946,229	1.58%	10.87% to 10.70%
2009	0.60% to 0.75%	15,134	1574.81 to 155.91	2,912,845	1.35%	21.98% to 21.8%
2008	0.60% to 0.75%	16,210	1291.03 to 128.01	2,558,791	1.31%	-32.99% to -33.09%
2007	0.60% to 0.75%	18,297	1926.52 to 191.31	4,318,143	0.94%	7.26% to 7.1%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.60% to 0.75%	864	1,054.50 to 105.19	540,878	1.44%	-2.36% to -2.51%
2010	0.60% to 0.75%	368	1,080.03 to 107.90	82,482	0.00%	8.00% to 7.90%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.60% to 0.75%	5,478	1,288.21 to 127.16	728,563	3.49%	5.02% to 4.86%
2010	0.60% to 0.75%	5,985	1,226.66 to 121.26	803,778	6.04%	6.50% to 6.34%
2009	0.60% to 0.75%	5,802	1151.76 to 114.03	781,170	9.56%	8.99% to 8.83%
2008	0.60% to 0.75%	9,326	1056.77 to 104.78	1,308,628	4.68%	-10.74% to -10.88%
2007	0.60% to 0.75%	9,965	1183.94 to 117.57	1,564,281	3.46%	4.82% to 4.66%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.60% to 0.75%	857	$ 2,055.04 to $ 202.85	$487,248	3.59%	6.39% to 6.24%
2010	0.60% to 0.75%	914	1,931.53 to 190.94	415,297	3.91%	9.09% to 8.92%
2009	0.60% to 0.75%	909	1770.61 to 175.3	384,950	8.41%	29.43% to 29.24%
2008	0.60% to 0.75%	1,163	1368 to 135.64	365,135	7.77%	-15.49% to -15.61%
2007	0.60% to 0.75%	1,307	1618.66 to 160.74	467,623	6.93%	5.89% to 5.73%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.60% to 0.75%	506	2,459.66 to 242.79	623,871	0.81%	5.29% to 5.13%
2010	0.60% to 0.75%	577	2,336.14 to 230.94	714,297	2.24%	29.18% to 28.99%
2009	0.60% to 0.75%	529	1808.38 to 179.04	513,453	5.76%	27.59% to 27.4%
2008	0.60% to 0.75%	17,854	1417.37 to 140.54	2,819,856	3.47%	-38.27% to -38.36%
2007	0.60% to 0.75%	23,396	2295.96 to 228	5,815,477	1.10%	-17.57% to -17.69%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.65% to 0.75%	1,926	122.27 to 122.06	235,407	8.61%	7.54% to 7.43%
2009	0.65% to 0.75%	1,055	113.70 to 113.62	119,893	6.73%	13.70% to 13.62%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.60% to 0.75%	487	1,218.29 to 121.52	433,178	9.24%	7.11% to 6.95%
2009	0.60% to 0.75%	87	1,137.41 to 113.63	94,860	7.10%	13.74% to 13.63%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.60% to 0.75%	39,418	1,412.07 to 140.64	5,932,300	1.54%	0.05% to -0.10%
2010	0.60% to 0.75%	49,756	1,411.43 to 140.79	7,648,927	2.08%	12.79% to 12.62%
2009	0.65% to 0.75%	114	125.10 to 125.02	14,257	0.64%	25.10% to 25.02%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.75%	4,069	105.23	428,163	1.26%	0.18%
2010	0.75%	2,613	105.04	274,470	1.53%	11.18%
2009	0.75%	2,528	94.48	238,838	0.09%	22.49%
2008	0.75%	2,079	77.13	160,345	3.69%	-30.3%
2007	0.75%	1,044	110.66	115,502	2.96%	5.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.75%	3,430	117.81	404,101	2.28%	4.94%
2010	0.75%	3,304	112.27	370,947	2.20%	5.20%
2009	0.75%	3,185	106.72	339,917	0.37%	11.31%
2008	0.75%	2,962	95.88	284,015	5.63%	-10.55%
2007	0.75%	2,900	107.18	310,864	10.19%	2.21%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.75%	10,600	104.23	1,104,819	0.94%	-9.99%
2010	0.75%	10,796	115.79	1,250,075	0.94%	10.47%
2009	0.75%	9,470	104.82	992,619	0.00%	40.55%
2008	0.75%	6,303	74.58	470,075	2.92%	-39.10%
2007	0.75%	3,650	122.45	446,988	3.19%	13.51%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.75%	10,834	96.94	1,050,273	0.26%	-5.40%
2010	0.75%	11,279	102.47	1,155,814	0.19%	17.31%
2009	0.75%	11,716	87.35	1,023,433	0.00%	37.75%
2008	0.75%	9,249	63.42	586,558	2.57%	-44.63%
2007	0.75%	2,536	114.53	290,487	0.70%	11.06%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.75%	2,273	83.89	190,672	0.96%	-2.96%
2010	0.75%	2,232	86.45	192,953	1.24%	10.15%
2009	0.75%	2,629	78.49	206,338	0.00%	29.71%
2008	0.75%	1,478	60.51	89,399	2.37%	-38.53%
2007	0.75%	738	98.43	72,608	1.83%	-1.57%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.60% to 0.75%	1,184	1,676.23 to 165.46	412,503	8.30%	3.20% to 3.04%
2010	0.60% to 0.75%	1,509	1,624.29 to 160.57	478,346	7.72%	12.48% to 12.31%
2009	0.60% to 0.75%	2,426	1444.1 to 142.97	847,125	11.21%	45.12% to 44.91%
2008	0.60% to 0.75%	2,375	995.07 to 98.66	331,329	8.94%	-28.42% to -28.53%
2007	0.60% to 0.75%	3,159	1390.16 to 138.05	630,844	7.16%	2.51% to 2.36%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.65% to 0.75%	11,223	142.10 to 141.16	1,589,889	8.36%	3.14% to 3.03%
2010	0.65% to 0.75%	11,917	137.78 to 137.01	1,637,352	9.33%	12.43% to 12.32%
2009	0.65% to 0.75%	14,045	122.55 to 121.98	1,717,221	10.87%	45.13% to 44.99%
2008	0.65% to 0.75%	8,474	84.44 to 84.13	714,145	8.93%	-28.56% to -28.64%
2007	0.65% to 0.75%	9,487	118.21 to 117.89	1,119,687	7.54%	2.5% to 2.39%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2011	0.60% to 0.75%	1,972	3,034.54 to 299.54	1,196,368	0.67%	-22.84% to -22.95%
2010	0.60% to 0.75%	2,239	3,932.70 to 388.77	1,931,694	0.07%	15.48% to 15.31%
2009	0.60% to 0.75%	1,819	3405.51 to 337.16	1,550,472	1.41%	62.34% to 62.09%
2008	0.60% to 0.75%	2,027	2097.81 to 208	924,864	1.16%	-58.01% to -58.08%
2007	0.60% to 0.75%	2,485	4996.54 to 496.17	2,614,716	0.70%	44.7% to 44.49%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.60% to 0.75%	15,812	$ 640.71 to $ 183.88	$ 3,021,577	0.68%	-22.86% to -22.97%
2010	0.60% to 0.75%	18,214	830.53 to 238.72	4,718,938	0.07%	15.52% to 15.35%
2009	0.60% to 0.75%	19,865	718.95 to 206.96	4,249,988	1.39%	62.51% to 62.26%
2008	0.60% to 0.75%	21,925	442.42 to 127.54	2,801,405	1.22%	-55.76% to -58.15%
2007	0.65% to 0.75%	22,669	305.85 to 304.73	6,918,910	0.70%	44.6% to 44.46%
NVIT International Equity Fund - Class III (GIG3)
2011	0.75%	942	84.17	79,291	0.84%	-15.83%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.60% to 0.75%	645	1915.58 to 189.65	429,550	4.22%	7.36% to 7.2%
2008	0.60% to 0.75%	734	1784.21 to 176.91	411,192	3.18%	-33.34% to -33.44%
2007	0.60% to 0.75%	1,139	2676.63 to 265.8	876,435	2.65%	19.71% to 19.53%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.65% to 0.75%	6,858	156.82 to 155.94	1,072,385	4.04%	7.28% to 7.17%
2008	0.65% to 0.75%	8,429	146.18 to 145.5	1,229,538	3.27%	-33.34% to -33.4%
2007	0.65% to 0.75%	10,028	219.28 to 218.48	2,195,734	2.46%	19.61% to 19.49%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.65% to 0.75%	4,469	70.81 to 70.55	315,901	1.09%	-10.58% to -10.67%
2010	0.65% to 0.75%	5,491	79.19 to 78.98	433,977	0.82%	12.27% to 12.16%
2009	0.65% to 0.75%	7,127	70.53 to 70.41	502,101	0.32%	28.61% to 28.48%
2008	0.65% to 0.75%	669	54.80 to 54.84	36,687	2.21%	-45.16% to -45.2%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.60% to 0.75%	115,071	792.32 to 78.80	11,483,723	0.56%	-12.15% to -12.28%
2010	0.60% to 0.75%	138,039	901.86 to 89.83	15,384,728	0.20%	14.92% to 14.74%
2009	0.60% to 0.75%	162,175	784.80 to 78.28	16,452,228	0.13%	52.05% to 51.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.65% to 0.75%	1,762	94.63 to 94.28	166,360	0.70%	-3.89% to -3.99%
2010	0.65% to 0.75%	496	98.46 to 98.20	48,803	1.10%	22.76% to 22.64%
2009	0.65% to 0.75%	222	80.20 to 80.07	17,795	0.41%	30.42% to 30.29%
2008	0.65% to 0.75%	137	61.46 to 61.50	8,436	0.41%	-38.54% to -38.50%	****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2011	0.75%	2,216	87.07	192,954	1.87%	-6.89%
2010	0.75%	3,721	93.51	347,960	0.52%	14.14%
2009	0.75%	3,609	81.93	295,672	1.36%	28.33%
2008	0.75%	3,325	63.84	212,266	1.27%	-36.16%	****
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2011	0.75%	144	101.79	14,658	2.09%	-2.00%
2010	0.75%	29	103.87	3,012	1.40%	9.64%
2009	0.75%	81	94.74	7,674	5.65%	18.99%
2008	0.75%	14	79.62	1,140	0.74%	-20.38%	****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2011	0.75%	517	95.42	49,330	0.75%	-4.09%
2010	0.75%	3,546	99.48	352,758	0.84%	11.62%
2009	0.75%	3,178	89.13	283,248	3.76%	23.32%
2008	0.75%	326	72.27	23,569	1.33%	-27.73%	****
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2010	0.75%	121	108.43	13,120	1.30%	6.07%
2009	0.75%	122	102.23	12,472	2.59%	12.37%
2008	0.75%	120	90.97	10,896	0.70%	-9.03%	****
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2011	0.75%	6,058	98.61	597,354	2.52%	-2.98%
2010	0.75%	4,860	101.63	493,922	1.09%	10.59%
2009	0.75%	3,806	91.9	349,754	2.59%	21.09%
2008	0.75%	1,060	75.89	80,383	0.63%	-24.11%	****
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2011	0.75%	10,027	92.07	923,153	2.49%	-5.29%
2010	0.75%	9,650	97.21	938,030	0.88%	12.65%
2009	0.75%	6,581	86.29	567,869	4.04%	25.74%
2008	0.75%	337	68.62	23,111	1.89%	-31.38%	****
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2011	0.75%	294	104.49	30,721	2.68%	-1.03%
2010	0.75%	273	105.58	28,822	1.48%	8.50%
2009	0.75%	35	97.31	3,406	2.27%	16.76%
2008	0.75%	62	83.34	5,187	1.46%	-16.66%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.65% to 0.75%	2,500	120.55 to 120.11	301,006	3.01%	5.91% to 5.80%
2010	0.65% to 0.75%	2,643	113.83 to 113.53	300,608	3.11%	6.36% to 6.26%
2009	0.65% to 0.75%	1,671	107.02 to 106.84	178,672	2.98%	8.08% to 7.97%
2008	0.65% to 0.75%	1,889	99.02 to 98.96	187,031	2.12%	-0.98% to -1.04%	****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2011	0.75%	585	130.08	76,100	2.43%	5.58%
2010	0.75%	329	123.21	40,536	3.19%	7.55%
2009	0.75%	220	114.57	25,205	3.58%	15.75%
2008	0.75%	433	98.98	42,858	1.75%	-1.02%	****

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class IV (TRF4)
2011	0.00% to 0.75%	92,919	$ 8,261.41 to $ 282.52	$ 85,316,173	1.14%	0.63% to -0.12%
2010	0.00% to 0.75%	106,143	8,209.33 to 282.85	93,411,273	1.03%	13.48% to 12.63%
2009	0.00% to 0.75%	120,329	7234.28 to 251.13	92,619,075	1.36%	25.94% to 25%
2008	0.00% to 0.75%	134,973	5744.05 to 200.9	82,191,405	1.44%	-41.55% to - 41.99%
2007	0.00% to 0.75%	149,511	9827.16 to 346.3	153,166,807	1.06%	8.18% to 7.37%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.60% to 0.75%	964	1,465.04 to 145.05	164,101	1.29%	30.97% to 30.77%
2008	0.60% to 0.75%	1,077	1118.65 to 110.92	143,104	1.93%	-46.6% to -46.68%
2007	0.60% to 0.75%	1,185	2094.7 to 208.01	292,425	2.66%	-1.65% to -1.8%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.65% to 0.75%	3,182	106.78 to 106.18	339,140	1.19%	31.08% to 30.95%
2008	0.65% to 0.75%	3,336	81.46 to 81.08	271,329	2.09%	-46.56% to -46.62%
2007	0.65% to 0.75%	2,656	152.44 to 151.88	404,427	3.30%	-1.77% to -1.86%
NVIT Government Bond Fund - Class I (GBF)
2011	0.75%	3,688	141.95	523,522	3.04%	6.46%
2010	0.75%	4,003	133.34	533,778	3.48%	4.00%
2009	0.75%	4,008	128.22	513,895	4.13%	1.92%
2008	0.75%	5,626	125.80	707,775	4.32%	6.91%
2007	0.75%	5,229	117.66	615,277	4.49%	6.35%
NVIT Government Bond Fund - Class IV (GBF4)
2011	0.00% to 0.75%	39,845	6,650.75 to 289.33	19,260,995	2.88%	7.34% to 6.55%
2010	0.00% to 0.75%	52,763	6195.53 to 271.55	22,409,933	2.97%	4.78% to 4.00%
2009	0.00% to 0.75%	59,941	5912.80 to 261.11	24,159,764	3.51%	2.69% to 1.92%
2008	0.00% to 0.75%	62,329	5758.07 to 256.19	25,195,143	4.25%	7.62% to 6.81%
2007	0.00% to 0.75%	71,643	5350.61 to 239.85	25,907,305	4.46%	7.26% to 6.46%
NVIT Growth Fund - Class IV (CAF4)
2011	0.60% to 0.75%	108,961	1,158.24 to 113.47	16,874,536	0.58%	-1.28% to -1.43%
2010	0.60% to 0.75%	122,486	1,173.31 to 115.12	18,922,510	0.64%	18.53% to 18.36%
2009	0.60% to 0.75%	140,849	989.86 to 97.27	18,405,225	0.58%	32.82% to 32.62%
2008	0.60% to 0.75%	158,183	745.25 to 73.34	15,578,987	0.26%	-39.15% to -39.24%
2007	0.60% to 0.75%	170,866	1224.77 to 120.71	27,660,164	0.18%	18.84% to 18.66%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.60% to 0.75%	1,036	1464.09 to 144.95	293,054	0.28%	18.45% to 18.27%
2008	0.60% to 0.75%	1,869	1236.04 to 122.56	372,913	0.29%	-25.66% to -25.77%
2007	0.60% to 0.75%	2,103	1662.75 to 165.12	559,904	0.06%	12.48% to 12.31%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.65% to 0.75%	4,136	107.63 to 107.02	443,503	0.31%	18.34% to 18.22%
2008	0.65% to 0.75%	5,513	90.95 to 90.52	499,743	0.30%	-25.72% to -25.79%
2007	0.65% to 0.75%	4,539	122.43 to 121.98	554,249	0.08%	12.49% to 12.38%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.60% to 0.75%	27,231	1,639.66 to 160.52	4,429,138	1.81%	-4.50% to -4.65%
2010	0.60% to 0.75%	28,338	1,717.01 to 168.34	4,832,410	1.93%	13.94% to 13.77%
2009	0.60% to 0.75%	30,827	1506.9 to 147.96	4,612,056	1.27%	26.44% to 26.26%
2008	0.60% to 0.75%	32,813	1191.75 to 117.19	3,890,635	2.14%	-37.22% to -37.32%
2007	0.60% to 0.75%	30,001	1898.33 to 186.96	5,696,603	1.96%	5.32% to 5.16%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.75%	149	126.41	18,834	1.26%	0.13%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.75%	41	132.77	5,443	2.01%	-1.67%
2010	0.75%	65	135.03	8,777	1.58%	11.19%
2009	0.75%	9	121.44	1,093	0.72%	21.44%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.60% to 0.75%	21,529	1,361.52 to 135.66	2,934,559	2.60%	2.32% to 2.16%
2010	0.60% to 0.75%	12,238	1,330.70 to 132.78	1,636,040	2.41%	5.26% to 5.10%
2009	0.60% to 0.75%	10,112	1264.21 to 126.34	1,290,185	2.47%	8.43% to 8.27%
2008	0.60% to 0.75%	8,067	1165.91 to 116.69	956,120	3.33%	-6.58% to -6.73%
2007	0.60% to 0.75%	3,953	1248.09 to 125.1	517,209	3.85%	4.75% to 4.59%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00% to 0.75%	175,199	2669.01 to 151.20	42,765,501	2.12%	-0.04% to -0.79%
2010	0.00% to 0.75%	185,044	2,670.09 to 152.40	45,817,656	2.10%	10.25% to 10.09%
2009	0.00% to 0.75%	199,162	2407.38 to 138.44	44,488,278	1.58%	20.37% to 18.25%
2008	0.60% to 0.75%	115,641	1179.33 to 117.08	14,101,689	2.88%	-23.66% to -23.77%
2007	0.60% to 0.75%	103,981	1544.74 to 153.58	16,636,748	2.72%	5.02% to 4.87%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.60% to 0.75%	133,601	1,610.79 to 158.19	22,046,337	2.02%	-2.71% to -2.86%
2010	0.60% to 0.75%	146,811	1,655.67 to 162.84	24,880,243	2.17%	12.16% to 11.99%
2009	0.60% to 0.75%	163,399	1,476.18 to 145.40	24,599,225	1.53%	23.65% to 23.46%
2008	0.60% to 0.75%	163,360	1193.85 to 117.77	19,852,890	2.52%	-31.8% to -31.9%
2007	0.60% to 0.75%	155,909	1750.56 to 172.95	27,852,303	2.29%	5.51% to 5.35%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.60% to 0.75%	13,818	1,463.98 to 145.40	2,185,198	2.31%	1.45% to 1.30%
2010	0.60% to 0.75%	13,771	1,443.01 to 143.54	2,174,740	2.33%	7.87% to 7.71%
2009	0.60% to 0.75%	11,111	1337.76 to 133.27	1,653,186	1.99%	13.88% to 13.71%
2008	0.60% to 0.75%	15,086	1174.75 to 117.2	1,935,339	3.18%	-15.55% to -15.68%
2007	0.60% to 0.75%	14,050	1391.1 to 139	2,137,412	3.26%	5.22% to 5.06%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.60% to 0.75%	15,458	$ 2,053.18 to $ 202.67	$3,454,504	0.78%	-3.13% to -3.27%
2010	0.60% to 0.75%	15,092	2,119.43 to 209.52	3,542,110	1.38%	25.45% to 25.26%
2009	0.60% to 0.75%	16,859	1,689.50 to 167.27	3,206,050	1.10%	35.94% to 35.73%
2008	0.60% to 0.75%	18,702	123.23 to 1,242.85	2,580,573	1.28%	-36.94% to -36.84%
2007	0.60% to 0.75%	20,047	195.42 to 1,967.89	4,364,270	1.35%	6.75% to 6.91%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.65% to 0.75%	18,179	84.56 to 84.25	1,534,049	1.31%	-9.95% to -10.04%
2010	0.65% to 0.75%	19,096	93.91 to 93.66	1,790,751	0.82%	13.30% to 13.18%
2009	0.65% to 0.75%	20,886	82.89 to 82.75	1,729,422	0.91%	35.57% to 35.44%
2008	0.65% to 0.75%	40	61.10 to 61.14	2,462	0.36%	-38.90% to -38.86%	****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.60% to 0.75%	114,511	974.40 to 96.33	13,652,833	1.83%	-16.61% to -16.74%
2010	0.60% to 0.75%	122,147	1,168.55 to 115.69	17,400,156	2.35%	5.48% to 5.32%
2009	0.60% to 0.75%	127,317	1107.86 to 109.85	17,721,652	2.26%	29.06% to 28.87%
2008	0.60% to 0.75%	140,630	858.4 to 85.24	14,971,527	1.81%	-46.65% to -46.73%
2007	0.60% to 0.75%	148,290	1609.12 to 160.03	29,225,522	2.07%	2.31% to 2.16%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2011	0.60% to 0.75%	30,590	2,389.74 to 231.85	12,536,352	1.74%	-16.66% to -16.78%
2010	0.60% to 0.75%	37,983	2,867.37 to 278.61	18,119,961	2.12%	5.56% to 5.40%
2009	0.60% to 0.75%	47,692	2716.39 to 264.34	21,124,806	2.13%	29.11% to 28.92%
2008	0.60% to 0.75%	59,201	2103.89 to 205.04	20,061,144	1.78%	-46.67% to -46.75%
2007	0.60% to 0.75%	72,492	3944.99 to 385.05	44,468,736	2.11%	2.28% to 2.12%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.60% to 0.75%	37,069	1,059.63 to 90.12	3,623,471	0.01%	-3.49% to -3.63%
2010	0.60% to 0.75%	40,292	1,097.90 to 93.52	4,096,325	0.10%	9.79% to 14.65%	****
2009	0.65% to 0.75%	19,082	81.71 to 81.57	1,557,288	1.00%	28.94% to 28.81%
2008	0.65% to 0.75%	4	63.37 to 63.33	229	0.18%	-36.63% to -36.67%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.60% to 0.75%	26,750	980.41 to 84.01	2,460,688	0.93%	-6.39% to -6.53%
2010	0.60% to 0.75%	30,780	1,047.36 to 89.88	3,032,512	0.58%	4.74% to 12.20%	****
2009	0.65% to 0.75%	17,619	80.24 to 80.10	1,412,102	1.54%	26.77% to 26.64%
2008	0.65% to 0.75%	507	63.29 to 63.25	32,070	0.81%	-36.71% to -36.75%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.60% to 0.75%	314,411	1,483.87 to 94.33	44,031,101	0.00%	-4.80% to -4.94%
2010	0.60% to 0.75%	360,069	1,558.71 to 99.23	51,780,950	0.00%	26.06% to 25.87%
2009	0.60% to 0.75%	428,454	1236.48 to 78.84	48,628,166	0.00%	23.65% to 26.17%	****
2008	0.65% to 0.75%	4	62.52 to 62.48	220	0.00%	-37.48% to -37.52%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.65% to 0.75%	47,273	100.60 to 100.24	4,744,033	0.81%	-2.95% to -3.05%
2010	0.65% to 0.75%	52,421	103.67 to 103.39	5,424,440	1.43%	18.86% to 18.74%
2009	0.65% to 0.75%	60,511	87.22 to 87.07	5,271,721	1.29%	29.62% to 29.49%
2008	0.65% to 0.75%	18	67.29 to 67.24	1,190	1.70%	-32.71% to -32.76%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.60% to 0.75%	12,587	1,417.06 to 139.88	1,945,083	0.00%	-1.24% to -1.39%
2010	0.60% to 0.75%	13,293	1,434.87 to 141.85	2,115,386	0.00%	24.70% to 24.51%
2009	0.60% to 0.75%	12,896	1150.68 to 113.92	1,610,079	0.00%	26.7% to 26.51%
2008	0.60% to 0.75%	12,402	908.2 to 90.05	1,216,928	0.00%	-46.74% to -46.82%
2007	0.60% to 0.75%	11,510	1705.23 to 169.33	2,114,898	0.00%	9.09% to 8.93%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2011	0.60% to 0.75%	79,543	1,648.92 to 161.55	16,286,389	0.43%	-5.73% to -5.87%
2010	0.60% to 0.75%	88,987	1,749.17 to 171.62	19,180,175	0.63%	25.85% to 25.66%
2009	0.60% to 0.75%	105,222	1,389.90 to 136.58	18,206,897	0.63%	25.65% to 25.47%
2008	0.60% to 0.75%	122,276	1106.13 to 108.86	17,192,696	1.09%	-32.68% to -32.78%
2007	0.60% to 0.75%	142,316	1643.02 to 161.94	29,870,553	1.18%	-7.48% to -7.62%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2011	0.60% to 0.75%	73,625	1,599.76 to 156.73	15,541,813	0.52%	-6.13% to -6.27%
2010	0.60% to 0.75%	84,028	1,704.15 to 167.21	18,870,454	0.30%	24.59% to 24.40%
2009	0.60% to 0.75%	102,250	1367.82 to 134.41	18,194,207	0.29%	33.8% to 33.6%
2008	0.60% to 0.75%	123,710	1022.25 to 100.6	16,027,358	0.82%	-38.56% to -38.65%
2007	0.60% to 0.75%	142,233	1663.76 to 163.98	29,899,031	0.11%	1.54% to 1.39%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.60% to 0.75%	9,760	1,447.06 to 142.84	1,734,484	4.30%	4.92% to 4.76%
2010	0.60% to 0.75%	10,261	1,379.24 to 136.35	1,776,573	6.91%	9.93% to 9.76%
2009	0.60% to 0.75%	9,975	1254.7 to 124.22	1,534,940	10.39%	23.64% to 23.45%
2008	0.60% to 0.75%	9,850	1014.84 to 100.62	1,295,458	7.30%	-17.79% to -17.91%
2007	0.60% to 0.75%	12,772	1234.39 to 122.58	1,891,433	4.01%	4% to 3.84%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2011	0.60% to 0.75%	260,861	3,377.47 to 328.54	116,028,008	1.69%	1.15% to 0.99%
2010	0.60% to 0.75%	292,943	3,339.22 to 325.31	127,700,930	1.81%	14.04% to 13.87%
2009	0.60% to 0.75%	331,907	2928.05 to 285.68	126,149,138	2.38%	25.46% to 25.28%
2008	0.60% to 0.75%	374,555	2333.76 to 228.04	113,036,809	1.92%	-37.66% to -37.76%
2007	0.60% to 0.75%	410,597	3743.89 to 366.38	196,671,685	1.60%	4.48% to 4.32%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.65% to 0.75%	19,207	$ 107.89 to $ 107.50	$2,068,524	1.59%	0.64% to 0.54%
2010	0.65% to 0.75%	13,296	107.21 to 106.92	1,424,080	1.41%	1.76% to 1.65%
2009	0.65% to 0.75%	11,884	105.35 to 105.18	1,251,259	2.94%	6.42% to 6.31%
2008	0.65% to 0.75%	270	99 to 98.94	26,727	1.58%	-1% to -1.06%	****
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.60% to 0.75%	578	1455.77 to 144.13	244,940	0.00%	51.55% to 51.33%
2008	0.60% to 0.75%	597	960.56 to 95.24	148,925	0.00%	-48.88% to -48.96%
2007	0.60% to 0.75%	1,072	1878.98 to 186.59	442,262	0.00%	19.37% to 19.19%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.65% to 0.75%	5,068	109.92 to 109.3	554,685	0.00%	51.46% to 51.31%
2008	0.65% to 0.75%	4,263	72.58 to 72.24	308,542	0.00%	-48.92% to -48.97%
2007	0.65% to 0.75%	4,082	142.08 to 141.56	578,394	0.00%	19.4% to 19.28%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.60% to 0.75%	7,453	1462.55 to 144.8	1,177,107	0.00%	25.09% to 24.9%
2008	0.60% to 0.75%	10,337	1169.24 to 115.93	1,289,547	0.00%	-41.64% to -41.73%
2007	0.60% to 0.75%	10,241	2003.6 to 198.96	2,207,661	0.00%	21.75% to 21.57%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.60% to 0.75%	459,162	1,367.14 to 136.17	83,384,980	0.67%	-2.82% to -2.96%
2010	0.60% to 0.75%	543,621	1,406.78 to 140.33	102,054,160	0.06%	8.15% to 7.99%
2009	0.60% to 0.75%	389	1300.78 to 129.95	92,847	0.20%	30.08% to 29.95%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.65% to 0.75%	863	93.34 to 118.99	101,200	3.35%	-12.99% to -13.08%
2010	0.65% to 0.75%	639	107.28 to 136.89	86,309	2.93%	7.28% to 5.55%	****
2009	0.75%	89	129.69	11,543	0.37%	29.69%	****
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2011	0.60% to 0.75%	82,462	1,339.04 to 131.19	14,557,382	1.32%	-2.90% to -3.05%
2010	0.60% to 0.75%	91,133	1,379.06 to 135.31	16,393,684	1.58%	14.95% to 14.78%
2009	0.60% to 0.75%	106,165	1199.68 to 117.89	16,697,703	1.21%	27.92% to 27.73%
2008	0.60% to 0.75%	125,870	937.84 to 92.3	15,634,305	2.06%	-37.34% to -37.44%
2007	0.60% to 0.75%	141,480	1496.75 to 147.52	28,436,288	1.73%	-2.77% to -2.92%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2011	0.65% to 0.75%	33,484	100.02 to 99.65	3,340,084	0.87%	5.81% to 5.71%
2010	0.65% to 0.75%	37,019	94.52 to 94.27	3,492,111	2.15%	29.34% to 29.21%
2009	0.65% to 0.75%	39,256	73.08 to 72.96	2,865,417	2.46%	29.99% to 29.86%
2008	0.65% to 0.75%	234	56.22 to 56.18	13,169	3.57%	-43.78% to -43.82%	****
NVIT Money Market Fund - Class IV (SAM4)
2011	0.00% to 0.75%	188,555	3,297.33 to 165.16	42,295,916	0.00%	-0.00% to -0.75%
2010	0.00% to 0.75%	205,359	3297.33 to 166.40	46,585,485	0.00%	-0.60% to -0.75%
2009	0.00% to 0.75%	261,369	3297.32 to 167.66	59,063,759	0.10%	0.09% to -0.66%
2008	0.00% to 0.75%	277,875	3294.21 to 168.77	62,691,091	2.11%	2.15% to 1.38%
2007	0.00% to 0.75%	279,843	3224.87 to 166.47	59,782,181	4.82%	4.94% to 4.14%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.60% to 0.75%	38,233	$ 1,728.76 to $ 168.36	8,751,306	3.63%	-0.31% to -0.46%
2010	0.60% to 0.75%	48,811	1,734.12 to 169.13	10,703,567	5.24%	4.66% to 4.50%
2009	0.60% to 0.75%	54,523	1656.99 to 161.85	11,404,615	8.04%	12.65% to 12.48%
2008	0.60% to 0.75%	58,973	1470.93 to 143.89	10,686,079	4.73%	-13.95% to -14.08%
2007	0.60% to 0.75%	68,845	1709.33 to 167.47	14,668,779	2.74%	4.14% to 3.98%
V.I. Basic Value Fund - Series I (AVBVI)
2011	0.60% to 0.75%	178	1,244.28 to 122.82	154,194	0.91%	-3.63% to -3.77%
2010	0.60% to 0.75%	271	1,291.13 to 127.64	207,824	0.60%	6.71% to 6.55%
2009	0.60% to 0.75%	323	1209.95 to 119.79	250,184	0.43%	47.12% to 46.9%
2008	0.60% to 0.75%	15,197	822.44 to 81.55	1,415,463	0.90%	-52.06% to -52.13%
2007	0.60% to 0.75%	15,703	1715.45 to 170.35	3,049,274	0.60%	0.93% to 0.78%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.60% to 0.75%	2,077	1,203.93 to 118.84	265,877	0.16%	-8.46% to -8.60%
2010	0.60% to 0.75%	2,003	1,315.20 to 130.02	280,976	0.81%	14.80% to 14.63%
2009	0.60% to 0.75%	2,200	1145.66 to 113.43	267,550	0.72%	20.35% to 20.17%
2008	0.60% to 0.75%	2,258	951.9 to 94.38	226,808	0.00%	-42.84% to -42.92%
2007	0.60% to 0.75%	2,256	1665.25 to 165.36	390,640	0.00%	11.34% to 11.17%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.60% to 0.75%	6,796	1,679.41 to 165.77	1,194,915	0.00%	-7.71% to -7.85%
2010	0.60% to 0.75%	6,860	1,819.78 to 179.90	1,306,644	0.00%	18.07% to 17.89%
2009	0.60% to 0.75%	7,877	1541.3 to 152.6	1,280,886	0.00%	41.52% to 41.31%
2008	0.60% to 0.75%	8,221	1089.11 to 107.99	944,198	0.00%	-47.34% to -47.42%
2007	0.60% to 0.75%	3,391	2068.32 to 205.39	864,111	0.00%	10.18% to 10.01%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2011	0.60% to 0.75%	9,370	$ 1,468.71 to $ 144.97	$ 1,505,002	1.34%	5.68% to 5.52%
2010	0.60% to 0.75%	12,005	1,389.74 to 137.38	1,832,879	0.00%	12.42% to 12.25%
2009	0.60% to 0.75%	13,714	1236.25 to 122.39	1,902,208	4.39%	20.1% to 19.92%
2008	0.60% to 0.75%	17,672	1029.34 to 102.06	2,049,646	2.11%	-40.96% to -41.05%
2007	0.60% to 0.75%	20,678	1743.46 to 173.13	4,016,345	1.43%	4.49% to 4.33%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.60% to 0.75%	9,452	2,080.12 to 205.33	2,598,131	0.49%	-8.94% to -9.07%
2010	0.60% to 0.75%	11,808	2,284.27 to 225.82	3,360,793	0.55%	26.15% to 25.96%
2009	0.60% to 0.75%	11,860	1810.77 to 179.27	2,749,403	1.17%	42% to 41.79%
2008	0.60% to 0.75%	14,011	1275.17 to 126.44	2,157,791	0.75%	-35.96% to -36.06%
2007	0.60% to 0.75%	13,917	1991.27 to 197.74	3,263,027	0.94%	1.09% to 0.94%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.60% to 0.75%	8,438	1,491.43 to 144.02	1,299,642	1.54%	2.50% to 2.34%
2010	0.60% to 0.75%	8,751	1,455.11 to 140.72	1,364,008	1.72%	13.46% to 13.29%
2009	0.60% to 0.75%	9,279	1,282.44 to 124.21	1,299,283	5.39%	17.39% to 17.21%
2008	0.60% to 0.75%	8,662	1092.46 to 105.97	1,026,660	2.12%	-34.98% to -35.08%
2007	0.60% to 0.75%	10,248	1680.14 to 163.22	1,839,959	1.74%	-0.67% to -0.82%
VP Income & Growth Fund - Class III (ACVIG3)
2007	0.68%	13,575	185.44 to 184.76	2,512,359	0.63%	17.29% to 17.17%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.60% to 0.75%	18,748	1,492.45 to 147.31	3,434,728	4.02%	11.08% to 10.91%
2010	0.60% to 0.75%	18,942	1,343.61 to 132.81	3,077,359	1.79%	4.49% to 4.33%
2009	0.60% to 0.75%	17,921	1285.88 to 127.3	2,885,688	1.90%	9.55% to 9.39%
2008	0.60% to 0.75%	16,799	1173.74 to 116.37	2,345,551	4.77%	-2.18% to -2.33%
2007	0.60% to 0.75%	13,169	1199.89 to 119.15	1,854,054	4.49%	8.83% to 8.67%
VP International Fund - Class I (ACVI)
2011	0.60% to 0.75%	446	1,353.54 to 133.40	326,708	1.50%	-12.57% to -12.70%
2010	0.60% to 0.75%	442	1,548.09 to 152.81	384,270	2.52%	12.62% to 12.45%
2009	0.60% to 0.75%	544	1374.67 to 135.89	444,321	2.44%	32.96% to 32.77%
2008	0.60% to 0.75%	1,782	1033.86 to 102.36	462,358	0.88%	-45.15% to -45.24%
2007	0.60% to 0.75%	2,778	1885.02 to 186.91	1,188,729	0.64%	17.35% to 17.17%
VP International Fund - Class III (ACVI3)
2008	0.65% to 0.75%	13,738	101.65 to 101.18	1,392,618	0.84%	-45.18% to -45.24%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.65% to 0.75%	5,409	148.35 to 147.36	799,374	1.31%	-1.34% to -1.43%
2010	0.65% to 0.75%	6,248	150.36 to 149.51	936,472	2.58%	18.48% to 18.36%
2009	0.65% to 0.75%	5,878	126.9 to 126.31	744,319	3.88%	29.1% to 28.97%
2008	0.65% to 0.75%	5,470	98.3 to 97.94	536,858	0.07%	-24.84% to -24.91%
2007	0.65% to 0.75%	3,449	130.78 to 130.43	450,566	0.72%	-2.94% to -3.04%
VP Ultra(R) Fund - Class I (ACVU1)
2011	0.60% to 0.75%	43	1,169.20 to 115.24	39,736	0.00%	0.46% to 0.31%
2010	0.60% to 0.75%	61	1,163.82 to 114.88	58,406	0.45%	15.39% to 15.22%
2009	0.60% to 0.75%	391	1008.59 to 99.7	131,903	0.57%	33.68% to 33.47%
2008	0.60% to 0.75%	17,502	754.51 to 74.7	1,359,258	0.00%	-41.83% to -41.92%
2007	0.60% to 0.75%	17,069	1297.1 to 128.61	2,338,237	0.00%	20.29% to 20.11%
VP Value Fund - Class I (ACVV)
2009	0.60% to 0.75%	39,978	1282.88 to 126.82	5,713,475	6.21%	19.15% to 18.97%
2008	0.60% to 0.75%	44,924	1076.73 to 106.6	5,284,098	2.49%	-27.21% to -27.32%
2007	0.60% to 0.75%	50,637	1479.32 to 146.68	8,195,665	1.62%	-5.71% to -5.85%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.75%	1	119.28	119	0.00%	-8.58%
2010	0.75%	2	130.48	261	0.00%	22.96%
2009	0.65% to 0.75%	107	106.62 to 106.12	11,407	0.00%	21.68% to 21.55%
2008	0.65% to 0.75%	4,165	87.62 to 87.3	364,258	0.00%	-49.01% to -48.96%
2007	0.65% to 0.75%	3,062	171.66 to 171.21	525,010	0.00%	38.72% to 38.86%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.60% to 0.75%	28,872	2,084.53 to 204.04	6,136,419	0.61%	-0.04% to -0.19%
2010	0.60% to 0.75%	30,428	2,085.31 to 204.42	6,547,508	0.68%	25.07% to 24.89%
2009	0.60% to 0.75%	30,885	1667.26 to 163.69	5,322,363	2.96%	24.28% to 24.09%
2008	0.60% to 0.75%	31,726	1341.55 to 131.91	4,393,379	0.87%	-31.33% to -31.43%
2007	0.60% to 0.75%	33,536	1953.53 to 192.37	6,785,668	0.37%	-1.25% to -1.4%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.60% to 0.75%	44,596	$ 1,522.22 to $ 150.26	$ 7,134,439	1.82%	1.27% to 1.12%
2010	0.60% to 0.75%	48,256	1,503.14 to 148.59	7,804,777	2.09%	14.15% to 13.98%
2009	0.60% to 0.75%	50,267	1,316.79 to 130.37	7,092,217	2.43%	25.58% to 25.39%
2008	0.60% to 0.75%	53,706	1048.58 to 103.97	6,171,647	2.11%	-37.52% to -37.61%
2007	0.60% to 0.75%	61,314	1678.21 to 166.65	11,148,730	1.73%	4.62% to 4.46%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.60% to 0.75%	15,224	1,451.43 to 143.05	2,480,389	1.68%	8.36% to 8.20%
2010	0.60% to 0.75%	17,801	1,339.44 to 132.21	2,519,668	2.46%	14.63% to 14.46%
2009	0.60% to 0.75%	19,586	1168.52 to 115.51	2,472,441	3.09%	21.83% to 21.64%
2008	0.60% to 0.75%	23,951	959.17 to 94.96	2,404,848	2.17%	-29.97% to -30.08%
2007	0.60% to 0.75%	31,661	1369.71 to 135.81	4,641,082	1.54%	6.49% to 6.33%
Developing Leaders Portfolio - Initial Shares (DSC)
2011	0.60% to 0.75%	1,824	1,183.41 to 116.81	244,970	0.39%	-14.36% to -14.49%
2010	0.60% to 0.75%	1,459	1,381.84 to 136.60	247,232	1.09%	30.37% to 30.17%
2009	0.60% to 0.75%	1,120	1059.97 to 104.94	132,111	1.78%	25.28% to 25.1%
2008	0.60% to 0.75%	993	846.06 to 83.89	100,867	0.88%	-37.97% to -38.06%
2007	0.60% to 0.75%	879	1363.87 to 135.44	147,110	0.81%	-11.59% to -11.73%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2011	0.60% to 0.75%	656	1,372.71 to 135.50	97,871	0.70%	-5.86% to -6.00%
2010	0.60% to 0.75%	728	1,458.14 to 144.15	114,355	0.93%	12.40% to 12.23%
2009	0.60% to 0.75%	767	1297.3 to 128.44	106,650	0.91%	12.8% to 12.63%
2008	0.60% to 0.75%	559	1150.08 to 114.03	63,754	0.36%	-29.79% to -29.9%
2007	0.60% to 0.75%	770	1638.05 to 162.66	125,461	0.84%	9.22% to 9.05%
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.65% to 0.75%	389	111.47 to 110.73	43,074	3.16%	13.97% to 13.86%
2008	0.60% to 0.75%	547	980.85 to 97.25	53,326	1.93%	-34.19% to -34.29%
2007	0.60% to 0.75%	612	1490.41 to 148	90,737	1.32%	-10.21% to -10.34%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.60% to 0.75%	16,802	1,379.67 to 140.87	2,760,052	5.31%	1.66% to 1.51%
2010	0.60% to 0.75%	18,478	1,357.11 to 138.77	2,961,969	5.29%	7.86% to 7.69%
2009	0.60% to 0.75%	17,378	1258.27 to 128.86	2,835,959	7.17%	19.71% to 19.54%
2008	0.60% to 0.75%	19,621	1051.06 to 107.8	2,290,947	5.19%	-7.84% to -7.98%
2007	0.60% to 0.75%	24,177	1140.51 to 117.15	2,967,644	4.41%	4.75% to 4.59%
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.60% to 0.75%	169,119	3,290.04 to 320.04	78,985,131	2.41%	0.37% to 0.22%
2010	0.60% to 0.75%	194,717	3,277.95 to 319.34	88,957,490	1.85%	14.46% to 14.29%
2009	0.60% to 0.75%	222,747	2863.82 to 279.41	88,514,803	2.32%	29.43% to 29.24%
2008	0.60% to 0.75%	259,698	2212.64 to 216.2	79,594,296	2.48%	-43% to -43.08%
2007	0.60% to 0.75%	289,559	3881.67 to 379.86	153,737,798	1.78%	0.92% to 0.77%
High Income Portfolio - Initial Class (FHIP)
2011	0.60% to 0.75%	20,354	2,299.79 to 217.03	8,788,501	6.47%	3.41% to 3.26%
2010	0.60% to 0.75%	24,846	2,223.94 to 210.19	9,770,982	7.56%	13.14% to 12.97%
2009	0.60% to 0.75%	30,990	1965.61 to 186.05	10,157,812	7.82%	43.1% to 42.88%
2008	0.60% to 0.75%	43,872	1373.62 to 130.21	8,959,756	8.33%	-25.43% to -25.55%
2007	0.60% to 0.75%	54,865	1842.15 to 174.89	14,349,789	7.52%	2.17% to 2.01%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	0.60% to 0.75%	72,267	2,645.22 to 257.31	30,248,385	1.89%	-3.14% to -3.29%
2010	0.60% to 0.75%	80,861	2,731.04 to 266.06	34,802,694	1.71%	13.58% to 13.41%
2009	0.60% to 0.75%	91,759	2,404.48 to 234.60	34,309,106	2.46%	28.34% to 28.15%
2008	0.60% to 0.75%	101,048	1873.52 to 183.07	29,440,111	2.63%	-29.15% to -29.25%
2007	0.60% to 0.75%	115,363	2644.16 to 258.76	45,597,418	6.09%	14.81% to 14.64%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.60% to 0.75%	264,822	3568.22 to 268.67	98,025,774	1.45%	34.9% to 34.7%
2008	0.60% to 0.75%	305,223	2032.93 to 199.47	83,226,683	0.99%	-42.86% to -42.94%
2007	0.60% to 0.75%	329,483	3557.68 to 349.6	156,880,654	0.94%	16.88% to 16.71%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.65% to 0.75%	10,469	167.07 to 165.96	1,741,829	0.85%	-5.81% to -5.91%
2010	0.65% to 0.75%	9,261	177.38 to 176.38	1,637,235	0.38%	18.39% to 18.27%
2009	0.65% to 0.75%	10,790	149.83 to 149.13	1,612,544	0.27%	46.62% to 46.47%
2008	0.65% to 0.75%	9,988	102.19 to 101.82	1,018,628	0.00%	-54.7% to -54.75%
2007	0.65% to 0.75%	8,579	225.59 to 224.99	1,933,441	0.12%	44.69% to 44.55%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.75%	26,038	144.49	3,762,250	2.50%	0.11%
2010	0.75%	25,901	144.34	3,738,461	2.23%	14.23%
2009	0.75%	25,434	126.36	3,213,783	2.96%	29.06%
2008	0.75%	25,036	97.91	2,450,897	2.59%	-43.13%
2007	0.75%	22,053	172.17	3,796,843	1.82%	0.66%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.65% to 0.75%	5,579	$ 129.07 to $ 128.21	$ 718,840	2.12%	-0.93% to -1.03%
2010	0.65% to 0.75%	4,999	130.28 to 129.54	650,703	2.57%	12.01% to 11.89%
2009	0.65% to 0.75%	3,157	116.31 to 115.77	366,408	4.03%	23.35% to 23.23%
2008	0.65% to 0.75%	3,319	94.29 to 93.95	312,524	2.45%	-25.56% to -25.64%
2007	0.65% to 0.75%	4,370	126.67 to 126.34	553,045	3.35%	7.94% to 7.83%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.65% to 0.75%	12,925	128.68 to 127.83	1,656,092	2.01%	-1.76% to -1.86%
2010	0.65% to 0.75%	12,878	130.99 to 130.25	1,681,298	2.65%	13.78% to 13.67%
2009	0.65% to 0.75%	10,411	115.13 to 114.59	1,195,368	4.98%	27.94% to 27.81%
2008	0.65% to 0.75%	8,101	89.99 to 89.66	727,539	2.71%	-33.15% to -33.21%
2007	0.65% to 0.75%	6,538	134.6 to 134.25	878,659	2.43%	9.45% to 9.34%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.65% to 0.75%	10,126	125.39 to 124.56	1,263,072	1.94%	-3.33% to -3.42%
2010	0.65% to 0.75%	9,590	129.70 to 128.97	1,238,180	2.36%	15.25% to 15.13%
2009	0.65% to 0.75%	9,881	112.54 to 112.02	1,108,060	2.77%	30.55% to 30.42%
2008	0.65% to 0.75%	8,736	86.2 to 85.89	751,003	2.15%	-38.48% to -38.54%
2007	0.65% to 0.75%	8,209	140.12 to 139.75	1,147,827	2.68%	10.48% to 10.37%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.60% to 0.75%	250,347	2,997.36 to 291.57	104,313,560	0.35%	-0.40% to -0.54%
2010	0.60% to 0.75%	287,279	3,009.27 to 293.16	118,054,719	0.28%	23.43% to 23.25%
2009	0.60% to 0.75%	333,190	2438.03 to 237.87	109,607,553	0.45%	27.52% to 27.33%
2008	0.60% to 0.75%	380,893	1911.89 to 186.82	98,116,407	0.82%	-47.48% to -47.56%
2007	0.60% to 0.75%	417,459	3640.57 to 356.27	203,857,644	0.82%	26.2% to 26.01%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.75%	15,100	146.08	2,205,830	0.26%	-0.61%
2010	0.75%	15,750	146.97	2,314,800	0.23%	23.13%
2009	0.75%	15,534	119.36	1,854,183	0.44%	27.19%
2008	0.75%	16,514	93.85	1,549,717	0.78%	-47.63%
2007	0.75%	14,322	179.19	2,566,418	0.58%	25.92%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	0.65% to 0.75%	34,624	122.82 to 122.24	4,243,592	6.60%	3.37% to 3.27%
2010	0.65% to 0.75%	40,155	118.81 to 118.37	4,763,162	8.54%	13.14% to 13.03%
2009	0.65% to 0.75%	38,892	105.01 to 104.73	4,079,165	8.46%	42.88% to 42.74%
2008	0.65% to 0.75%	33,979	73.49 to 73.37	2,495,409	9.07%	-25.37% to -25.44%
2007	0.65% to 0.75%	34,486	98.48 to 98.41	3,395,178	10.69%	-1.52% to -1.59%	****
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2011	0.60% to 0.75%	98,957	2,697.03 to 262.65	35,128,999	3.12%	6.69% to 6.53%
2010	0.60% to 0.75%	114,694	2,527.84 to 246.55	36,991,612	3.58%	7.16% to 7.00%
2009	0.60% to 0.75%	128,777	2358.94 to 230.42	38,476,630	9.25%	15.03% to 14.86%
2008	0.60% to 0.75%	138,130	2050.71 to 200.61	35,209,804	4.47%	-3.83% to -3.97%
2007	0.60% to 0.75%	181,072	2132.34 to 208.91	46,640,056	4.31%	3.72% to 3.56%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.75%	10,286	147.61	1,518,284	3.30%	6.41%
2010	0.75%	10,358	138.72	1,436,819	4.33%	6.87%
2009	0.75%	10,156	129.79	1,318,177	10.81%	14.81%
2008	0.75%	10,024	113.05	1,133,223	3.99%	-4.07%
2007	0.75%	10,782	117.84	1,270,541	4.04%	3.43%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.60% to 0.75%	34,398	2,495.74 to 246.35	10,749,483	0.14%	-11.25% to -11.38%
2010	0.60% to 0.75%	39,764	2,812.09 to 277.99	14,145,259	0.29%	27.93% to 27.74%
2009	0.60% to 0.75%	44,102	2198.09 to 217.62	11,734,551	0.64%	39.18% to 38.97%
2008	0.60% to 0.75%	50,517	1579.35 to 156.6	9,557,589	0.36%	-39.87% to -39.96%
2007	0.60% to 0.75%	52,370	2626.58 to 260.83	16,478,100	0.71%	14.79% to 14.62%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.60% to 0.75%	34,059	1,758.05 to 171.21	11,820,452	1.29%	-17.66% to -17.78%
2010	0.60% to 0.75%	42,101	2,135.07 to 208.24	17,060,462	1.35%	12.44% to 12.27%
2009	0.60% to 0.75%	55,221	1898.89 to 185.48	18,231,555	2.10%	25.77% to 25.58%
2008	0.60% to 0.75%	69,280	1509.77 to 147.69	17,824,415	2.52%	-44.14% to -44.23%
2007	0.60% to 0.75%	88,555	2702.85 to 264.8	37,847,405	3.27%	16.61% to 16.43%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2011	0.60% to 0.75%	132,941	1,171.26 to 115.79	18,476,259	1.36%	-17.64% to -17.76%
2010	0.60% to 0.75%	136,711	1,422.12 to 140.80	23,802,040	1.46%	12.40% to 12.23%
2009	0.60% to 0.75%	149,431	1265.25 to 125.45	22,429,097	2.34%	25.85% to 25.66%
2008	0.60% to 0.75%	154,536	1005.39 to 99.84	18,340,348	2.72%	-44.15% to -44.23%
2007	0.60% to 0.75%	150,134	1800.2 to 179.03	32,578,014	3.27%	16.65% to 16.47%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.75%	328	$161.46	$ 52,959	1.16%	-17.85%
2010	0.75%	403	196.53	79,202	1.49%	12.15%
2009	0.75%	458	175.24	80,261	2.26%	25.49%
2008	0.75%	634	139.64	88,602	2.25%	-44.28%
2007	0.75%	948	250.64	237,571	3.11%	16.33%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.75%	18,487	114.86	2,123,467	1.33%	-17.92%
2010	0.75%	17,337	139.94	2,426,107	1.73%	12.17%
2009	0.75%	16,574	124.76	2,067,777	2.93%	25.55%
2008	0.75%	15,108	99.37	1,500,769	2.85%	-44.3%
2007	0.75%	12,637	178.4	2,254,519	3.20%	16.34%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.60% to 0.75%	7,881	1,802.86 to 177.96	1,942,007	0.83%	-9.39% to -9.53%
2010	0.60% to 0.75%	9,259	1,989.74 to 196.70	2,499,009	0.47%	25.70% to 25.51%
2009	0.60% to 0.75%	10,974	1582.95 to 156.72	2,094,978	0.63%	56.46% to 56.22%
2008	0.60% to 0.75%	10,420	1011.76 to 100.32	1,220,851	0.68%	-51.47% to -51.54%
2007	0.60% to 0.75%	11,327	2084.71 to 207.02	2,741,821	0.81%	4.96% to 4.81%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.60% to 0.75%	31,764	1,706.62 to 168.46	6,407,217	1.62%	5.66% to 5.50%
2010	0.60% to 0.75%	37,619	1,615.22 to 159.68	6,896,501	1.77%	20.22% to 20.04%
2009	0.60% to 0.75%	39,612	1343.59 to 133.02	6,134,939	1.83%	16.97% to 16.79%
2008	0.60% to 0.75%	49,884	1148.67 to 113.89	6,575,907	2.05%	-27.38% to -27.49%
2007	0.60% to 0.75%	55,089	1581.75 to 157.07	9,896,092	2.41%	-3% to -3.15%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2011	0.60% to 0.75%	21,059	2,122.26 to 209.49	5,154,083	0.89%	-4.10% to -4.25%
2010	0.60% to 0.75%	24,769	2,213.06 to 218.78	6,363,695	1.01%	27.72% to 27.53%
2009	0.60% to 0.75%	30,252	1732.72 to 171.55	6,000,085	2.20%	28.77% to 28.58%
2008	0.60% to 0.75%	33,596	1345.61 to 133.42	5,159,296	1.44%	-33.27% to -33.37%
2007	0.60% to 0.75%	35,735	2016.55 to 200.25	8,178,342	0.86%	-2.72% to -2.87%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.65% to 0.75%	13,552	163.39 to 162.31	2,206,891	0.97%	-16.40% to -16.49%
2010	0.65% to 0.75%	16,171	195.45 to 194.35	3,151,548	1.74%	16.75% to 16.64%
2009	0.65% to 0.75%	16,508	167.41 to 166.63	2,756,076	4.61%	71.52% to 71.34%
2008	0.65% to 0.75%	13,515	97.61 to 97.25	1,316,120	2.88%	-52.98% to -53.03%
2007	0.65% to 0.75%	13,184	207.58 to 207.02	2,732,875	2.14%	27.86% to 27.73%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	0.60% to 0.75%	2,155	1,862.22 to 183.82	1,157,642	1.91%	-10.98% to -11.11%
2010	0.60% to 0.75%	2,683	2,091.89 to 206.80	1,423,155	2.10%	8.03% to 7.86%
2009	0.60% to 0.75%	2,527	1936.48 to 191.72	1,436,416	3.79%	36.52% to 36.32%
2008	0.60% to 0.75%	3,391	1418.46 to 140.65	1,116,918	2.62%	-40.59% to -40.68%
2007	0.60% to 0.75%	4,015	2387.69 to 237.1	2,157,443	2.10%	15.09% to 14.92%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.65% to 0.75%	14,830	169.51 to 168.39	2,503,594	5.53%	-1.47% to -1.57%
2010	0.65% to 0.75%	13,949	172.04 to 171.07	2,391,162	1.48%	13.64% to 13.52%
2009	0.65% to 0.75%	13,754	151.4 to 150.69	2,076,201	15.63%	17.92% to 17.8%
2008	0.65% to 0.75%	12,536	128.39 to 127.92	1,605,824	3.93%	5.52% to 5.41%
2007	0.65% to 0.75%	7,296	121.68 to 121.35	886,275	2.83%	10.31% to 10.2%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.75%	323	91.56	29,574	0.02%	-2.28%
2010	0.75%	631	93.69	59,120	5.39%	9.43%
2009	0.75%	94	85.62	8,048	8.69%	29.28%
2008	0.75%	5	66.23	351	2.64%	-33.77%	****
International Portfolio - S Class Shares (AMINS)
2011	0.75%	17	109.76	1,866	6.63%	-12.99%
2010	0.65% to 0.75%	14	126.86 to 126.14	1,767	16.87%	21.22% to 21.10%
2009	0.75%	15	104.16	1,458	0.02%	33.51%
2008	0.65% to 0.75%	4,896	78.31 to 78.02	382,454	0.00%	-46.78% to -46.84%
2007	0.65% to 0.75%	7,201	147.15 to 146.76	1,057,420	2.69%	2.54% to 2.44%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	0.60% to 0.75%	610	2,107.51 to 208.03	298,059	0.00%	-0.13% to -0.28%
2010	0.60% to 0.75%	611	2,110.16 to 208.60	306,411	0.00%	28.32% to 28.13%
2009	0.60% to 0.75%	203	1,644.39 to 162.80	158,984	0.00%	30.81% to 30.62%
2008	0.60% to 0.75%	6,626	1257.07 to 124.64	1,051,885	0.00%	-43.71% to -43.79%
2007	0.60% to 0.75%	5,229	2233.14 to 221.76	1,539,406	0.00%	21.79% to 21.61%
Partners Portfolio - I Class Shares (AMTP)
2011	0.60% to 0.75%	4,031	1,219.30 to 119.45	2,747,237	0.00%	-11.89% to -12.02%
2010	0.60% to 0.75%	4,584	1,383.79 to 135.77	3,519,068	0.69%	14.97% to 14.80%
2009	0.60% to 0.75%	5,536	1203.56 to 118.27	3,518,851	0.73%	55.14% to 54.91%
2008	0.60% to 0.75%	129,860	1583.72 to 76.35	15,078,612	0.53%	-52.68% to -52.75%
2007	0.60% to 0.75%	138,527	3346.72 to 161.58	34,328,717	0.64%	8.68% to 8.51%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Regency Portfolio - S Class Shares (AMRS)
2008	0.65% to 0.75%	2,174	$ 70.37 to $ 70.11	$ 152,658	1.08%	-46.3% to -46.35%
2007	0.65% to 0.75%	1,683	131.03 to 130.68	220,309	0.43%	2.38% to 2.28%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.60% to 0.75%	2,826	1,281.72 to 126.52	468,203	0.00%	-1.65% to -1.80%
2010	0.60% to 0.75%	3,754	1,303.24 to 128.83	644,400	0.00%	18.90% to 18.72%
2009	0.60% to 0.75%	4,775	1096.12 to 108.52	637,906	0.00%	22.02% to 21.84%
2008	0.60% to 0.75%	5,711	898.31 to 89.07	602,443	0.00%	-39.84% to -39.93%
2007	0.60% to 0.75%	6,024	1493.1 to 148.27	1,034,107	0.00%	-0.09% to -0.24%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.60% to 0.75%	2,722	1,648.93 to 162.76	603,394	0.33%	-3.66% to -3.80%
2010	0.60% to 0.75%	2,757	1,711.55 to 169.20	615,873	0.04%	22.12% to 21.94%
2009	0.60% to 0.75%	3,912	1401.53 to 138.76	662,956	2.45%	30.64% to 30.44%
2008	0.60% to 0.75%	5,980	1072.82 to 106.37	679,510	2.18%	-39.81% to -39.9%
2007	0.60% to 0.75%	5,851	1782.24 to 176.98	1,100,244	0.09%	6.97% to 6.8%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.60% to 0.75%	31,241	1095.29 to 108.28	3,632,481	0.39%	43.65% to 43.44%
2008	0.60% to 0.75%	39,286	762.45 to 75.49	3,146,181	0.15%	-45.84% to -45.93%
2007	0.60% to 0.75%	41,017	1407.89 to 139.6	6,162,511	0.22%	13.46% to 13.29%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.65% to 0.75%	54,728	141.08 to 140.01	7,674,076	1.25%	-8.86% to -8.95%
2010	0.65% to 0.75%	55,968	154.80 to 153.77	8,618,236	1.58%	15.22% to 15.11%
2009	0.65% to 0.75%	58,101	134.35 to 133.59	7,771,162	2.60%	38.79% to 38.65%
2008	0.65% to 0.75%	67,077	96.8 to 96.35	6,469,687	1.53%	-40.58% to -40.64%
2007	0.65% to 0.75%	68,253	162.91 to 162.32	11,090,536	1.24%	5.64% to 5.54%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.60% to 0.75%	3,181	1,598.90 to 157.59	1,179,597	1.36%	-8.84% to -8.97%
2010	0.60% to 0.75%	4,265	1,753.90 to 173.12	1,734,031	1.52%	15.27% to 15.10%
2009	0.60% to 0.75%	4,877	1521.54 to 150.41	1,687,533	2.59%	38.94% to 38.73%
2008	0.60% to 0.75%	7,895	1095.14 to 108.42	1,622,746	1.59%	-40.55% to -40.64%
2007	0.60% to 0.75%	9,126	1842.01 to 182.64	3,048,495	1.29%	5.68% to 5.52%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.65% to 0.75%	12,162	28.22 to 28.09	342,112	8.77%	-2.51% to -2.61%
2010	0.65% to 0.75%	11,550	28.95 to 28.84	333,513	6.45%	13.94% to 13.83%
2009	0.65% to 0.75%	10,062	25.40 to 25.34	255,133	0.00%	25.93% to 25.8%
2008	0.65% to 0.75%	8,100	20.17 to 20.14	163,198	6.96%	-79.03% to -79.05%
2007	0.65% to 0.75%	2,821	96.19 to 96.13	271,194	0.00%	-3.81% to -3.87%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.60% to 0.75%	1,404	387.71 to 38.27	95,377	12.44%	-2.92% to -3.07%
2010	0.60% to 0.75%	2,190	399.37 to 39.48	196,701	6.63%	14.13% to 13.96%
2009	0.60% to 0.75%	2,287	349.94 to 34.65	120,926	0.00%	24.57% to 24.38%
2008	0.60% to 0.75%	3,768	280.92 to 27.85	130,648	8.28%	-78.8% to -78.83%
2007	0.60% to 0.75%	4,957	1325.08 to 131.58	757,773	7.95%	-0.7% to -0.85%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.60% to 0.75%	15,102	1,252.78 to 123.47	2,135,618	0.85%	-0.61% to -0.76%
2010	0.60% to 0.75%	17,422	1,260.48 to 124.42	2,470,139	1.24%	15.41% to 15.24%
2009	0.60% to 0.75%	18,999	1092.14 to 107.96	2,320,394	2.14%	27.52% to 27.33%
2008	0.60% to 0.75%	22,083	856.46 to 84.79	2,101,015	1.61%	-38.84% to -38.93%
2007	0.60% to 0.75%	24,468	1400.32 to 138.85	3,829,040	0.95%	3.8% to 3.64%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.60% to 0.75%	5,011	2,021.18 to 199.51	1,109,162	0.65%	-2.80% to -2.94%
2010	0.60% to 0.75%	6,244	2,079.32 to 205.55	1,460,218	0.73%	22.67% to 22.48%
2009	0.60% to 0.75%	7,566	1695.08 to 167.82	1,469,138	1.03%	36.38% to 36.17%
2008	0.60% to 0.75%	10,063	1242.95 to 123.24	1,379,569	0.51%	-38.2% to -38.29%
2007	0.60% to 0.75%	11,379	2011.29 to 199.73	2,555,347	0.32%	-1.8% to -1.95%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2011	0.75%	1,762	127.69	224,990	2.00%	7.71%
2010	0.75%	1,829	118.55	216,825	1.64%	8.66%
2009	0.75%	818	109.10	89,246	0.76%	9.10%	****
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.75%	4,870	115.25	561,283	1.67%	0.35%
2010	0.75%	5,616	114.85	644,991	2.11%	4.50%
2009	0.75%	1,256	109.90	138,037	1.56%	9.90%	****
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.65% to 0.75%	1,842	100.64 to 100.57	185,260	2.00%	0.64% to 0.57%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.60% to 0.75%	1,497	1,303.73 to 128.69	197,650	1.37%	-5.21% to -5.35%
2010	0.60% to 0.75%	1,468	1,375.39 to 135.97	201,131	1.79%	13.69% to 13.52%
2009	0.60% to 0.75%	1,290	1209.74 to 119.77	155,719	3.07%	29.04% to 28.84%
2008	0.60% to 0.75%	2,001	937.52 to 92.96	198,497	2.18%	-39.06% to -39.16%
2007	0.60% to 0.75%	2,406	1538.53 to 152.78	404,763	1.47%	-6.6% to -6.74%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	0.60% to 0.75%	274	$ 1,399.70 to $ 138.16	$ 69,543	3.28%	-17.43% to -17.55%
2010	0.60% to 0.75%	337	1,695.16 to 167.58	97,886	3.70%	9.37% to 9.20%
2009	0.60% to 0.75%	383	1549.96 to 153.45	107,636	0.00%	23.89% to 23.7%
2008	0.60% to 0.75%	524	1251.09 to 124.05	170,221	2.08%	-44.29% to -44.37%
2007	0.60% to 0.75%	560	2245.59 to 222.99	289,937	2.71%	7.72% to 7.55%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.60% to 0.75%	3,887	1,423.43 to 140.50	733,055	0.00%	-18.34% to -18.46%
2010	0.60% to 0.75%	2,813	1,743.10 to 172.32	551,898	1.66%	20.08% to 19.90%
2009	0.60% to 0.75%	4,172	1451.67 to 143.72	1,107,276	0.66%	62.92% to 62.67%
2008	0.60% to 0.75%	3,194	891.06 to 88.35	307,684	0.00%	-37.41% to -37.5%
2007	0.60% to 0.75%	3,387	1423.61 to 141.37	494,816	0.00%	4.89% to 4.73%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.65% to 0.75%	10,571	109.78 to 109.26	1,157,031	0.00%	40.87% to 40.73%
2008	0.65% to 0.75%	13,346	77.93 to 77.64	1,037,913	0.09%	-43.02% to -43.08%
2007	0.65% to 0.75%	16,056	136.76 to 136.4	2,193,719	0.10%	11.76% to 11.64%
Equity Income Portfolio - II (TREI2)
2009	0.65% to 0.75%	18,737	100.70 to 100.23	1,880,125	1.92%	24.44% to 24.32%
2008	0.65% to 0.75%	18,840	80.92 to 80.62	1,520,540	2.18%	-36.68% to -36.74%
2007	0.65% to 0.75%	19,103	127.79 to 127.45	2,436,788	1.52%	2.36% to 2.26%
Health Sciences Portfolio - II (TRHS2)
2011	0.65% to 0.75%	2,487	116.15 to 115.96	288,865	0.00%	9.67% to 9.56%
2010	0.65% to 0.75%	391	105.91 to 105.84	41,409	0.00%	5.91% to 5.84%	****
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.65% to 0.75%	10,415	109.66 to 109.25	1,140,127	3.63%	0.65% to 0.55%
2007	0.65% to 0.75%	3,708	108.95 to 108.66	403,165	4.02%	4.54% to 4.43%
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
2011	0.60% to 0.75%	20,576	1,541.64 to 152.40	4,737,197	7.71%	7.49% to 7.33%
2010	0.60% to 0.75%	22,637	1,434.15 to 141.99	4,550,582	3.79%	5.56% to 5.41%
2009	0.60% to 0.75%	26,836	1358.56 to 134.71	4,950,164	3.97%	5.35% to 5.19%
2008	0.60% to 0.75%	28,883	1289.6 to 128.06	4,954,047	7.27%	3.08% to 2.93%
2007	0.60% to 0.75%	26,479	1251.06 to 124.42	4,015,337	5.76%	9.16% to 8.99%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2011	0.60% to 0.75%	5,692	2,549.64 to 248.30	3,122,901	8.07%	7.49% to 7.33%
2010	0.60% to 0.75%	6,861	2,371.88 to 231.33	3,398,403	3.80%	5.56% to 5.40%
2009	0.60% to 0.75%	8,890	2246.92 to 219.47	3,920,034	3.91%	5.35% to 5.19%
2008	0.60% to 0.75%	10,846	2132.87 to 208.65	4,376,847	8.56%	2.99% to 2.83%
2007	0.60% to 0.75%	13,677	2070.99 to 202.9	4,795,909	6.13%	9.05% to 8.89%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2011	0.60% to 0.75%	39,908	2,180.00 to 215.51	10,827,660	1.06%	-26.20% to -26.31%
2010	0.60% to 0.75%	41,617	2,953.91 to 292.45	15,560,212	0.61%	26.11% to 25.92%
2009	0.60% to 0.75%	46,050	2342.41 to 232.26	13,909,214	0.17%	112.12% to 111.8%
2008	0.60% to 0.75%	53,636	1104.29 to 109.66	7,283,105	0.00%	-64.96% to -65.01%
2007	0.60% to 0.75%	49,551	3151.67 to 313.44	19,841,880	0.40%	36.74% to 36.53%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2011	0.60% to 0.75%	24,664	2,346.01 to 229.15	10,687,721	1.09%	-26.18% to -26.29%
2010	0.60% to 0.75%	29,643	3,178.07 to 310.89	17,173,355	0.64%	26.08% to 25.89%
2009	0.60% to 0.75%	36,924	2520.65 to 246.95	17,037,479	0.18%	111.9% to 111.58%
2008	0.60% to 0.75%	46,592	1189.54 to 116.71	9,570,941	0.00%	-64.99% to -65.04%
2007	0.60% to 0.75%	56,497	3397.77 to 333.88	31,998,127	0.43%	36.79% to 36.58%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2011	0.60% to 0.75%	26,115	3,027.95 to 299.34	10,680,333	1.19%	-16.90% to -17.02%
2010	0.60% to 0.75%	29,000	3,643.56 to 360.73	13,941,416	0.35%	28.48% to 28.29%
2009	0.60% to 0.75%	27,655	2835.84 to 281.19	10,313,435	0.25%	56.68% to 56.44%
2008	0.60% to 0.75%	26,325	1809.99 to 179.74	6,301,428	0.34%	-46.42% to -46.5%
2007	0.60% to 0.75%	24,100	3378.1 to 335.96	11,151,910	0.11%	44.45% to 44.24%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2011	0.60% to 0.75%	5,489	4,323.98 to 421.09	5,698,184	1.23%	-16.95% to -17.07%
2010	0.60% to 0.75%	7,256	5,206.45 to 507.79	7,875,356	0.37%	28.46% to 28.27%
2009	0.60% to 0.75%	8,720	4052.89 to 395.88	6,557,816	0.27%	56.59% to 56.36%
2008	0.60% to 0.75%	9,861	2588.17 to 253.19	4,997,263	0.30%	-46.45% to -46.53%
2007	0.60% to 0.75%	11,498	4832.97 to 473.49	9,777,657	0.13%	44.48% to 44.27%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1 (obsolete) (VWRER)
2008	0.60% to 0.75%	24,291	904.64 to 89.83	2,867,887	5.55%	-55.37% to -55.44%
2007	0.60% to 0.75%	24,320	2027.19 to 201.61	6,617,437	0.95%	0.35% to 0.19%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
2011	0.95%	11,192	$166.95	$ 1,868,552	2.30%	9.23%
2010	0.95%	11,762	152.85	1,797,857	3.56%	13.63%
2009	0.95%	11,643	134.52	1,566,225	6.47%	15.67%
2008	0.95%	12,814	116.30	1,490,261	3.62%	-31.57%
2007	0.95%	12,966	169.95	2,203,522	2.32%	3.54%
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
2011	0.95%	7,317	168.95	1,236,200	7.27%	5.93%
2010	0.95%	7,735	159.50	1,233,721	8.34%	11.04%
2009	0.95%	7,329	143.63	1,052,698	10.32%	37.54%
2008	0.95%	6,995	104.43	730,479	7.84%	-22.69%
2007	0.95%	6,190	135.08	836,154	6.36%	0.98%
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2011	0.95%	16,665	198.10	3,301,349	1.00%	-2.96%
2010	0.95%	17,134	204.15	3,497,838	1.17%	24.18%
2009	0.95%	16,890	164.39	2,776,530	2.28%	39.05%
2008	0.95%	17,877	118.23	2,113,587	1.59%	-42.37%
2007	0.95%	15,734	205.14	3,227,558	1.17%	5.13%
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2011	0.95%	7,895	146.50	1,156,652	3.33%	6.64%
2010	0.95%	8,615	137.39	1,183,581	4.25%	5.49%
2009	0.95%	9,346	130.23	1,217,146	5.74%	4.94%
2008	0.95%	9,239	124.10	1,146,560	4.16%	4.23%
2007	0.95%	10,397	119.06	1,237,874	3.74%	5.97%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.75%	2,529	118.28	299,125	1.17%	-7.90%
2010	0.75%	3,652	128.42	468,991	1.31%	7.86%
2009	0.75%	1,332	119.06	158,586	0.00%	19.06%	****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	0.60% to 0.75%	5,045	885.96 to 87.06	1,085,431	0.00%	-0.18% to -0.33%
2010	0.60% to 0.75%	4,693	887.53 to 87.34	1,009,951	0.00%	34.73% to 34.53%
2009	0.60% to 0.75%	3,356	658.74 to 64.92	658,495	0.00%	39.46% to 39.26%
2008	0.60% to 0.75%	124,354	472.33 to 46.62	6,135,522	0.00%	-44.69% to -44.77%
2007	0.60% to 0.75%	133,855	853.97 to 84.42	11,868,973	0.00%	21.59% to 21.41%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2011	0.60% to 0.75%	1,059	1,418.78 to 139.42	443,324	0.14%	-6.08% to -6.22%
2010	0.60% to 0.75%	1,056	1,510.68 to 148.67	498,872	0.81%	23.02% to 22.83%
2009	0.60% to 0.75%	1,478	1228.04 to 121.03	542,984	0.00%	46.85% to 46.63%
2008	0.60% to 0.75%	51,776	836.24 to 82.54	4,552,777	1.91%	-40.46% to -40.55%
2007	0.60% to 0.75%	58,374	1404.42 to 138.83	8,644,715	0.60%	5.99% to 5.83%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2011	0.75%	654	156.51	102,357	0.00%	-5.31%
2010	0.75%	349	165.28	57,683	0.00%	25.83%
2009	0.75%	333	131.36	43,742	0.00%	31.36%	****
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	0.35% to 0.75%	48,504	3524.27 to 227.22	26,513,389	2.74%	-25.82% to -26.11%
2007	0.35% to 0.75%	54,224	4750.87 to 307.54	39,307,336	2.20%	4.28% to 3.86%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	0.60% to 0.75%	83,922	278.05 to 4,197.82	36,215,004	0.00%	-46.43% to -46.51%
2007	0.60% to 0.75%	90,685	7835.48 to 519.78	72,826,749	0.00%	8.38% to 8.22%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	0.60% to 0.75%	9,119	1240 to 122.03	1,682,574	5.75%	-55.39% to -55.45%
2007	0.60% to 0.75%	11,517	2779.38 to 273.94	4,616,515	1.07%	0.28% to 0.13%

2011	Contract owners equity:			$ 1,102,530,041
2010	Contract owners equity:			$ 1,276,403,562
2009	Attributable to Nationwide Life and Annuity Company of America:			401,816
2009	Total Contract Owners’ Equity:			$ 1,249,883,066
2008	Attributable to Nationwide Life and Annuity Company of America:			298,851
2008	Total Contract Owners’ Equity:			$ 1,091,757,848
2007	Attributable to Nationwide Life and Annuity Company of America:			590,772
2007	Total Contract Owners’ Equity:			$ 1,907,552,148

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C
OTHER INFORMATION

Item 26.  Exhibits

(a)	Board of Directors Resolutions

1.
Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

2.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

4.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

5.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

7.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.

8.
Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts

1.
Underwriting Agreement among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, Nationwide Investment Services Corporation, and Nationwide Provident Variable Separate Accounts.  Incorporated herein by reference to Post-Effective Amendment No. 32, filed on April 29, 2009, File No. 33-2625.

2.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

4.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

5.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6.
Distribution Agreement by and among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, and 1717 Capital Management Company.  Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitc6,htm" and hereby incorporated by reference.

7.
Assignment and Assumption of Distributor's Interest Under Distribution Agreement by and between Nationwide Securities, LLC and Nationwide Investment Services Corporation.  Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitc7.htm" and hereby incorporated by reference.

(d)	Contracts

1.	Modified Premium Variable Life Insurance Policy Forms (C111, C111A, C112 & C112A). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

2.	Disability Waiver of Premium Rider – at issue (C545). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.	Disability Waiver of Premium Rider – after issue (C550). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

4.	Guaranteed Purchase Option Rider (C645). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

5.	Variable Loan Interest Rate Rider (C744VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6.	Qualify as part of Section 403(b) Rider (C827). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

7.	Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

8.	Change from Fixed to Variable Loan Interest Rate Rider (14918VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

9.	Increasing Death Benefit Rider (C310). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

10.
Form of Illustrations of Death Benefits, Cash Surrender Values and Accumulated Premiums.  Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 21, filed on April 23, 2001, File No. 33-2625.

(e)	Applications

1.	Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

2.	Supplemental Application for Modified Premium. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.	Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(f)	Depositor's Certificate of Incorporation and By-Laws

1.
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

2.
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.

3.
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.

(g)	Reinsurance Contracts

1.	Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

2.	Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

3.
Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Provident Mutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

4.
Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

5.
Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

6.
Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

7.
Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

8.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

9.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

10.
YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

11.
YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(h)	Participation Agreements.

1.
Fund Participation Agreement with Fred Alger Management, Inc. and Fred Alger & Company, Inc., dated October 1, 2004.  Attached hereto is a n electronic file copy of the executed Fund Participation Agreement.  Specific fee and payment information, if any, has bee n redacted from the attached copy.

2.
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V.  Incorporated herein by reference to Pre-Effective Amendment no. 1, filed on July 17, 2007, File No. 333-140608.

3.
Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, dated February 1, 2003, as amended.  Incorporated herein by reference to Pre-Effective Amendment no. 1 on July 17, 2007, File No. 333-140608.

4.
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended.  Incorporated herein by reference to Pre-Effective Amendment no. 1, filed on July 17, 2007, File No. 333-140608.

5.
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.  Incorporated herein by reference to Pre-Effective Amendment no. 1, filed on July 17, 2007, File No. 333-140608.

6.
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors dated March 28, 2002, as amended.  Incorporated herein by reference to Pre-Effective Amendment no. 3, filed on September 27, 2007, File No. 333-137202.

7.
Fund Participation Agreement with Van Eck Variable Insurance Products Trust dated November 3, 1997.  Incorporated herein by reference to Pre-Effective Amendment no. 3, filed on September 27, 2007, File No. 333-137202.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitk.htm" and hereby incorporated by reference.

(l)	Actuarial Opinion. Not applicable.

(m)	Calculations. Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm. Attached hereto.

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption. Attached hereto as document "Item 26q.htm."'

(99)	Power of Attorney. Attached hereto.

Item 27.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                        Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 29.  Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide Life Insurance Company's Amended and Restated Code of Regulations provides for indemnification by Nationwide Life Insurance Company of any person who, because such person is or was a director, officer or employee of Nationwide Life Insurance Company was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide Life Insurance Company is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide Life Insurance Company has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide Life Insurance Company for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide Life Insurance Company and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide Life Insurance Company will not be required to seek the court's determination if, in the opinion of Nationwide Life Insurance Company's counsel, the matter has been settled by controlling precedent.

Item 30.  Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:

One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.  Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

Nationwide Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Nationwide Provident VLI Separate Account   1, certifies that it meets the requirement of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25 th   day of April, 2012 .

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 25 th   day of April, 2012 .
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson , Senior Vice President- Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact